UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.6%
CONSUMER DISCRETIONARY – 12.7%
AUTO COMPONENTS – 0.3%
Adient PLC*	2,113	$134,154
BorgWarner, Inc.	6,180	252,329
Delphi Automotive PLC	5,450	381,827
Gentex Corp.	4,680	97,765
Goodyear Tire & Rubber Co. (The)	7,350	238,066
Lear Corp.	2,500	355,225
Visteon Corp.*	1,500	134,355

		$1,593,721
AUTOMOBILES – 0.7%
Ford Motor Co.	98,300	1,214,988
General Motors Co.	36,700	1,343,587
Harley-Davidson, Inc.	3,970	226,449
Tesla Motors, Inc.#,*	2,918	735,132
Thor Industries, Inc.	1,380	142,830

		$3,662,986
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,620	447,262
LKQ Corp.*	7,780	248,260

		$695,522
DIVERSIFIED CONSUMER SERVICES – 0.1%
Graham Holdings Co., Class B	140	72,737
H&R Block, Inc.	6,660	142,924
Service Corp. International	4,170	121,472
ServiceMaster Global Holdings, Inc.*	2,280	84,314

		$421,447
HOTELS, RESTAURANTS & LEISURE – 1.8%
Aramark	5,800	196,272
Brinker International, Inc.	520	23,140
Carnival Corp.	2,220	122,944
Chipotle Mexican Grill, Inc.#,*	650	273,936
Choice Hotels International, Inc.	1,610	89,355
Darden Restaurants, Inc.	1,440	105,523
Domino’s Pizza, Inc.	2,200	383,988
Dunkin’ Brands Group, Inc.	3,900	202,293
Hilton Grand Vacations, Inc.*	736	21,587
Hilton Worldwide Holdings, Inc.	2,453	141,244
Hyatt Hotels Corp., Class A*	2,800	153,188

Description	Number of Shares	Value
International Game Technology#	1,273	$33,620
Las Vegas Sands Corp.	9,520	500,562
Marriott International, Inc., Class A	7,036	595,246
McDonald’s Corp.	22,849	2,800,602
MGM Resorts International*	12,310	354,528
Norwegian Cruise Line Holdings*	4,660	219,020
Panera Bread Co., Class A*	845	176,656
Restaurant Brands International LP	47	2,304
Royal Caribbean Cruises Ltd.	4,180	391,373
Six Flags Entertainment Corp.	3,100	184,698
Starbucks Corp.	34,190	1,887,972
Wendy’s Co. (The)	200	2,706
Wyndham Worldwide Corp.	3,360	265,642
Wynn Resorts Ltd.#	2,200	223,146
Yum China Holdings, Inc.*	10,150	278,922
Yum! Brands, Inc.	10,150	665,130

		$10,295,597
HOUSEHOLD DURABLES – 0.6%
CalAtlantic Group, Inc.#	2,100	73,227
DR Horton, Inc.	5,070	151,644
Garmin Ltd.	1,690	81,610
Harman International Industries, Inc.	1,920	213,427
Leggett & Platt, Inc.	3,670	175,132
Lennar Corp., Class A	3,810	170,116
Mohawk Industries, Inc.*	1,900	410,096
Newell Brands, Inc.	12,569	594,891
NVR, Inc.*	130	241,540
PulteGroup, Inc.	10,090	217,036
Tempur Sealy International, Inc.#,*	1,700	73,100
Toll Brothers, Inc.*	6,650	208,544
Tupperware Brands Corp.	1,000	60,360
Whirlpool Corp.	2,350	410,992

		$3,081,715
INTERNET & CATALOG RETAIL – 2.2%
Amazon.com, Inc.*	10,060	8,284,209
Expedia, Inc.	2,852	346,775
Groupon, Inc.#,*	12,350	42,607
Liberty Expedia Holdings, Inc., Class A*	1,640	72,176
Liberty Interactive Corp., QVC Group, Class A*	7,350	140,973
Liberty Ventures, Class A*	2,461	107,423
Netflix, Inc.*	10,600	1,491,526

January 31, 2017 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Priceline Group, Inc. (The)*	1,330	$2,094,923
TripAdvisor, Inc.*	1,900	100,510

		$12,681,122
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Brunswick Corp.	2,490	149,051
Hasbro, Inc.#	3,490	287,960
Mattel, Inc.	10,050	263,410
Polaris Industries, Inc.#	1,900	159,733
Vista Outdoor, Inc.*	340	9,795

		$869,949
MEDIA – 3.3%
AMC Networks, Inc., Class A*	1,685	96,635
Cable One, Inc.	140	88,533
CBS Corp., Non-Voting	11,830	762,917
Charter Communications, Inc.*	4,702	1,523,213
Cinemark Holdings, Inc.	500	21,250
Clear Channel Outdoor Holdings, Inc., Class A	17,700	87,615
Comcast Corp., Class A	64,400	4,857,048
Discovery Communications, Inc., Class A#,*	9,680	272,764
DISH Network Corp., Class A*	4,880	288,750
Gannett Co., Inc.	1,645	15,825
Interpublic Group of Cos., Inc. (The)	10,120	238,124
John Wiley & Sons, Inc., Class A	2,100	115,710
Liberty Braves Group, Class A*	84	1,676
Liberty Broadband Corp., Class A*	2,606	220,180
Liberty Media Corp., Class A*	210	6,086
Liberty SiriusXM Group, Class A*	6,929	248,977
Lions Gate Entertainment Corp., Class A	7,570	207,513
Live Nation Entertainment, Inc.*	4,370	125,069
Madison Square Garden Co., Class A (The)*	729	128,063
News Corp., Class A	16,457	202,365
Omnicom Group, Inc.	5,490	470,219
Regal Entertainment Group, Class A#	770	17,448
Scripps Networks Interactive, Inc., Class A	1,380	105,101
Sirius XM Holdings, Inc.#	63,640	300,381
TEGNA, Inc.	4,940	113,175
Time Warner, Inc.	20,016	1,938,550
Tribune Media Co., Class A	2,550	73,542
Twenty-First Century Fox, Inc., Class A	39,210	1,227,753
Viacom, Inc.	8,900	375,046
Walt Disney Co. (The)	42,046	4,652,390

		$18,781,918
MULTILINE RETAIL – 0.5%
Burlington Stores, Inc.*	900	75,330
Dillard’s, Inc., Class A	600	33,864
Dollar General Corp.	7,700	568,414

Description	Number of Shares	Value
Dollar Tree, Inc.*	6,962	$537,397
JC Penney Co., Inc.#,*	3,930	26,135
Kohl’s Corp.	5,910	235,395
Macy’s, Inc.	8,380	247,545
Nordstrom, Inc.#	5,880	260,014
Sears Holdings Corp.#,*	70	489
Target Corp.	13,160	848,557

		$2,833,140
SPECIALTY RETAIL – 2.3%
Advance Auto Parts, Inc.	1,850	303,844
AutoNation, Inc.*	1,780	94,554
AutoZone, Inc.*	660	478,487
Bed, Bath & Beyond, Inc.	2,310	93,208
Best Buy Co., Inc.	6,780	301,846
Cabela’s, Inc.*	900	50,301
CarMax, Inc.#,*	6,500	433,615
CST Brands, Inc.	1,718	82,773
Dick’s Sporting Goods, Inc.	3,280	169,248
Foot Locker, Inc.	2,410	165,181
GameStop Corp., Class A#	2,820	69,062
Gap, Inc. (The)	4,350	100,180
Home Depot, Inc. (The)	33,150	4,560,777
L Brands, Inc.	5,210	313,694
Lowe’s Cos., Inc.	23,100	1,688,148
Michaels Cos, Inc. (The)*	1,700	33,439
Murphy USA, Inc.*	1,387	88,352
O’Reilly Automotive, Inc.*	2,700	708,129
Penske Automotive Group, Inc.	600	32,616
Ross Stores, Inc.	10,440	690,188
Sally Beauty Holdings, Inc.*	2,500	59,500
Signet Jewelers Ltd.#	820	63,689
Staples, Inc.	12,960	119,232
Tiffany & Co.#	3,950	310,944
TJX Cos., Inc. (The)	18,540	1,389,017
Tractor Supply Co.	2,900	213,643
Ulta Salon Cosmetics & Fragrance, Inc.*	1,700	462,876
Urban Outfitters, Inc.*	1,460	38,748
Williams-Sonoma, Inc.#	2,540	122,453

		$13,237,744
TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Carter’s, Inc.	1,400	117,250
Coach, Inc.	8,010	299,173
Hanesbrands, Inc.	8,700	206,277
Kate Spade & Co.*	1,500	27,765
lululemon athletica, Inc.*	2,700	182,277
Michael Kors Holdings Ltd.*	4,300	184,083
NIKE, Inc., Class B	31,740	1,679,046

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
PVH Corp.	1,380	$129,458
Ralph Lauren Corp.	900	79,587
Skechers U.S.A., Inc., Class A*	3,400	85,408
Under Armour, Inc., Class A#,*	7,722	158,859
VF Corp.	6,050	311,454

		$3,460,637

TOTAL CONSUMER DISCRETIONARY		$71,615,498
CONSUMER STAPLES – 6.5%
BEVERAGES – 1.3%
Brown-Forman Corp., Class A	7,800	360,872
Coca-Cola Co. (The)	76,100	3,163,477
Constellation Brands, Inc., Class A	2,700	404,352
Dr. Pepper Snapple Group, Inc.	2,300	209,760
Molson Coors Brewing Co., Class B	1,900	183,388
Monster Beverage Corp.*	9,900	421,740
PepsiCo, Inc.	27,900	2,895,462

		$7,639,051
FOOD & STAPLES RETAILING – 1.5%
Casey’s General Stores, Inc.#	700	80,430
Costco Wholesale Corp.	8,500	1,393,575
CVS Health Corp.	22,700	1,788,987
Kroger Co. (The)	22,500	764,100
Rite Aid Corp.*	23,500	132,070
Sprouts Farmers Market, Inc.#,*	5,500	102,685
Sysco Corp.	8,900	466,894
US Foods Holding Corp.*	2,400	65,280
Walgreens Boots Alliance, Inc.	17,400	1,425,756
Wal-Mart Stores, Inc.	28,700	1,915,438
Whole Foods Market, Inc.	8,800	265,936

		$8,401,151
FOOD PRODUCTS – 1.2%
Archer-Daniels-Midland Co.	12,200	539,972
Blue Buffalo Pet Products, Inc.*	3,300	80,025
Bunge Ltd.	4,600	318,366
Campbell Soup Co.	5,200	323,596
ConAgra Foods, Inc.	8,400	328,356
General Mills, Inc.	9,400	587,312
Hain Celestial Group, Inc. (The)*	5,600	221,536
Hershey Co. (The)	3,500	369,145
Hormel Foods Corp.	6,200	225,060
Ingredion, Inc.	500	64,095
JM Smucker Co. (The)	1,200	163,020
Kellogg Co.	3,000	218,130
Kraft Heinz Co. (The)	12,700	1,133,983
Lamb Weston Holdings, Inc.	2,800	104,608
McCormick & Co., Inc.	600	57,330

Description	Number of Shares	Value
Mead Johnson Nutrition Co.	3,600	$253,656
Mondelez International, Inc., Class A	31,500	1,394,820
Pilgrim’s Pride Corp.#	3,000	57,420
Tyson Foods, Inc., Class A	4,700	295,113
WhiteWave Foods Co. (The)*	4,500	247,770

		$6,983,313
HOUSEHOLD PRODUCTS – 1.2%
Church & Dwight Co., Inc.	2,600	117,572
Clorox Co. (The)	2,800	336,000
Colgate-Palmolive Co.	15,600	1,007,448
Energizer Holdings, Inc.	1,700	85,799
Kimberly-Clark Corp.	5,900	714,667
Procter & Gamble Co. (The)	48,200	4,222,320
Spectrum Brands Holdings, Inc.	200	26,678

		$6,510,484
PERSONAL PRODUCTS – 0.1%
Coty, Inc., Class A	3,600	69,120
Edgewell Personal Care Co.*	3,100	244,404
Estee Lauder Cos., Inc. Class A (The)	3,200	259,872
Herbalife Ltd.#,*	1,900	106,780
Nu Skin Enterprises, Inc., Class A	1,600	83,008

		$763,184
TOBACCO – 1.2%
Altria Group, Inc.	35,900	2,555,362
Philip Morris International, Inc.	30,600	2,941,578
Reynolds American, Inc.	18,200	1,094,366

		$6,591,306

TOTAL CONSUMER STAPLES		$36,888,489
ENERGY – 7.6%
ENERGY EQUIPMENT & SERVICES – 1.3%
Baker Hughes, Inc.	10,400	656,032
Diamond Offshore Drilling, Inc.#,*	4,700	76,986
Dril-Quip, Inc.#,*	660	41,052
Ensco PLC, Class A	23,250	253,890
Frank’s International NV#	2,050	24,272
Halliburton Co.	22,790	1,289,230
Helmerich & Payne, Inc.#	2,960	210,634
Nabors Industries Ltd.	8,630	140,238
National Oilwell Varco, Inc.	6,905	261,078
Noble Corp. PLC	27,700	186,975
Oceaneering International, Inc.	1,680	46,788
Patterson-UTI Energy, Inc.	4,800	134,592
Rowan Cos. PLC, Class A*	3,240	58,061
RPC, Inc.#	3,450	74,244
Schlumberger Ltd.	38,495	3,222,416

January 31, 2017 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Superior Energy Services, Inc.	4,550	$80,399
Targa Resources Corp.	4,300	247,766
TechnipFMC PLC*	4,760	160,031
Transocean Ltd.#,*	14,700	205,359
Weatherford International PLC#,*	40,050	208,661

		$7,578,704
OIL, GAS & CONSUMABLE FUELS – 6.3%
Anadarko Petroleum Corp.	14,350	997,755
Antero Resources Corp.*	2,050	50,040
Apache Corp.	10,840	648,449
Cabot Oil & Gas Corp.	14,200	305,016
Cheniere Energy, Inc.#,*	6,330	301,624
Chesapeake Energy Corp.*	23,700	152,865
Chevron Corp.	53,120	5,914,912
Cimarex Energy Co.	2,900	392,109
Cobalt International Energy, Inc.*	500	490
Concho Resources, Inc.*	3,460	482,462
ConocoPhillips	36,160	1,763,162
CONSOL Energy, Inc.#	6,600	111,804
Continental Resources, Inc.#,*	3,820	185,499
CVR Energy, Inc.#	100	2,221
Devon Energy Corp.	13,480	613,879
Diamondback Energy, Inc.*	1,900	199,823
Energen Corp.*	4,380	236,038
EOG Resources, Inc.	14,680	1,491,194
EQT Corp.	4,830	292,843
Exxon Mobil Corp.	118,993	9,982,323
Golar LNG Ltd.	750	19,395
Gulfport Energy Corp.*	3,950	82,555
Hess Corp.	7,190	389,554
HollyFrontier Corp.	7,840	227,125
Kinder Morgan, Inc.	55,855	1,247,801
Kosmos Energy Ltd.*	3,050	19,947
Laredo Petroleum, Inc.*	8,700	117,885
Marathon Oil Corp.	31,530	528,127
Marathon Petroleum Corp.	15,730	755,826
Murphy Oil Corp.#	7,100	205,261
Newfield Exploration Co.*	4,310	172,745
Noble Energy, Inc.	14,320	569,363
Occidental Petroleum Corp.	20,600	1,396,062
ONEOK, Inc.	7,660	422,143
Parsley Energy, Inc., Class A*	2,200	77,484
PBF Energy, Inc., Class A#	3,000	69,570
Phillips 66	11,390	929,652
Pioneer Natural Resources Co.	4,750	856,093
QEP Resources, Inc.*	8,800	153,472

Description	Number of Shares	Value
Range Resources Corp.	6,198	$200,443
Rice Energy, Inc.*	800	15,864
SM Energy Co.	3,150	96,107
Southwestern Energy Co.*	15,300	137,853
Spectra Energy Corp.	19,850	826,753
Tesoro Corp.	2,640	213,444
Valero Energy Corp.	13,020	856,195
Whiting Petroleum Corp.*	10,350	114,782
Williams Cos., Inc. (The)	18,670	538,443
World Fuel Services Corp.	2,100	93,408
WPX Energy, Inc.*	7,917	110,284

		$35,568,144

TOTAL ENERGY		$43,146,848
FINANCIALS – 16.2%
CAPITAL MARKETS – 3.1%
Affiliated Managers Group, Inc.*	1,270	193,497
Ameriprise Financial, Inc.	5,540	621,976
Artisan Partners Asset Management, Inc., Class A	350	10,132
Bank of New York Mellon Corp. (The)	27,020	1,208,605
BlackRock, Inc.	3,760	1,406,165
CBOE Holdings, Inc.#	3,000	238,860
Charles Schwab Corp. (The)	30,450	1,255,758
CME Group, Inc.	8,600	1,041,288
Donnelley Financial Solutions, Inc.*	396	9,536
E*TRADE Financial Corp.*	7,200	269,640
Eaton Vance Corp.	4,970	208,392
FactSet Research Systems, Inc.	1,540	266,497
Federated Investors, Inc., Class B	4,970	129,270
Franklin Resources, Inc.	7,720	306,793
Goldman Sachs Group, Inc. (The)	10,240	2,348,237
Interactive Brokers Group, Inc., Class A	2,500	93,350
Intercontinental Exchange, Inc.	17,290	1,009,044
Invesco Ltd.	12,320	356,294
Lazard Ltd., Class A	5,050	214,524
Legg Mason, Inc.	1,310	41,514
LPL Financial Holdings, Inc.	3,200	125,760
Moody’s Corp.	5,940	615,800
Morgan Stanley	38,846	1,650,567
Morningstar, Inc.	1,100	83,765
MSCI, Inc.	4,320	357,480
Nasdaq, Inc.	4,530	319,546
Northern Trust Corp.	4,080	338,477
Raymond James Financial, Inc.	4,510	337,934
S&P Global, Inc.	7,790	936,202
SEI Investments Co.	3,840	186,278
State Street Corp.	9,070	691,134

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
T. Rowe Price Group, Inc.	5,180	$349,339
TD Ameritrade Holding Corp.	5,450	251,518
Thomson Reuters Corp.	6,650	298,186

		$17,771,358
COMMERCIAL BANKS – 1.7%
Associated Banc-Corp.	8,385	212,140
Bank of Hawaii Corp.	2,470	212,198
BankUnited, Inc.	2,700	103,140
BB&T Corp.	19,890	918,719
BOK Financial Corp.#	820	67,437
CIT Group, Inc.	5,800	238,902
Citizens Financial Group, Inc.	13,750	497,337
Commerce Bancshares, Inc.	1,724	97,458
Cullen/Frost Bankers, Inc.	1,440	128,736
East West Bancorp, Inc.	3,800	195,472
Fifth Third Bancorp	18,250	476,325
First Horizon National Corp.	8,934	178,680
First Republic Bank	5,000	471,650
Huntington Bancshares, Inc.	29,041	392,925
KeyCorp	25,444	457,229
M&T Bank Corp.§	1,610	261,738
PacWest Bancorp.	4,339	240,381
People’s United Financial, Inc.	7,400	138,750
PNC Financial Services Group, Inc. (The)	12,860	1,549,116
Popular, Inc.	3,900	173,277
Regions Financial Corp.	32,756	472,014
Signature Bank*	1,600	252,032
SunTrust Banks, Inc.	12,880	731,842
SVB Financial Group*	1,700	292,791
Synovus Financial Corp.	5,594	233,158
TCF Financial Corp.	5,810	100,804
Zions Bancorporation	5,090	214,747

		$9,308,998
CONSUMER FINANCE – 1.0%
Ally Financial, Inc.	14,400	304,128
American Express Co.	20,740	1,584,121
Capital One Financial Corp.	14,600	1,275,894
Credit Acceptance Corp.#,*	250	51,320
Discover Financial Services	12,980	899,254
Navient Corp.	12,160	182,886
OneMain Holdings, Inc.*	2,800	62,664
Santander Consumer USA Holdings, Inc.*	3,700	48,914
SLM Corp.*	8,660	102,881
Synchrony Financial	25,700	920,574

		$5,432,636
DIVERSIFIED FINANCIAL SERVICES – 6.9%
Bank of America Corp.	292,350	6,618,804

Description	Number of Shares	Value
Berkshire Hathaway, Inc., Class B*	52,696	$8,649,521
Citigroup, Inc.	81,382	4,543,557
Comerica, Inc.	5,030	339,676
JPMorgan Chase & Co.	103,420	8,752,435
Leucadia National Corp.	5,710	136,183
U.S. Bancorp	42,970	2,262,371
Voya Financial, Inc.	3,400	136,748
Wells Fargo & Co.	130,175	7,332,758

		$38,772,053
INSURANCE – 3.4%
Aflac, Inc.	12,100	846,879
Alleghany Corp.*	256	156,562
Allied World Assurance Co. Holdings AG	3,890	206,676
Allstate Corp. (The)	11,480	863,411
American Financial Group, Inc.	1,600	137,872
American International Group, Inc.	28,280	1,817,273
American National Insurance Co.	600	69,954
AmTrust Financial Services, Inc.	2,100	55,419
Aon PLC	7,900	890,330
Arch Capital Group Ltd.*	2,590	228,827
Arthur J Gallagher & Co.	6,580	354,201
Aspen Insurance Holdings Ltd.	4,665	263,106
Assurant, Inc.	3,230	313,730
Assured Guaranty Ltd.	3,550	138,131
Axis Capital Holdings Ltd.	3,280	209,953
Brown & Brown, Inc.	5,570	234,664
Chubb Ltd.	12,647	1,662,954
Cincinnati Financial Corp.	6,106	430,961
CNA Financial Corp.	1,050	43,732
Endurance Specialty Holdings Ltd.	2,000	185,380
Erie Indemnity Co., Class A	670	75,114
Everest Re Group Ltd.	1,170	257,318
FNF Group	8,041	284,330
Hanover Insurance Group, Inc. (The)	1,100	92,334
Hartford Financial Services Group, Inc. (The)	8,690	423,290
Lincoln National Corp.	7,670	517,802
Loews Corp.	10,450	486,761
Markel Corp.*	280	259,000
Marsh & McLennan Cos., Inc.	15,190	1,033,224
Mercury General Corp.	2,370	149,902
MetLife, Inc.	26,751	1,455,522
Old Republic International Corp.	13,500	280,800
Principal Financial Group, Inc.	6,990	399,059
ProAssurance Corp.	3,000	163,200
Progressive Corp. (The)	19,230	719,971
Prudential Financial, Inc.	12,330	1,296,006
Reinsurance Group of America, Inc.	1,690	212,044

January 31, 2017 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
RenaissanceRe Holdings Ltd.	1,120	$152,678
Torchmark Corp.	1,695	124,650
Travelers Cos., Inc. (The)	8,880	1,045,886
Unum Group	5,610	254,862
Validus Holdings Ltd.	170	9,690
White Mountains Insurance Group Ltd.	160	145,562
WR Berkley Corp.	3,580	240,612
Xl Group Ltd.	7,270	273,134

		$19,462,766
MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.1%
AGNC Investment Corp.	6,930	129,383
Annaly Capital Management, Inc.	37,380	382,024
Chimera Investment Corp.	6,740	118,826
Starwood Property Trust, Inc.	4,170	92,824
Two Harbors Investment Corp.	1,800	15,786

		$738,843
THRIFTS & MORTGAGE FINANCE – 0.0%**
New York Community Bancorp, Inc.	6,590	100,102
TFS Financial Corp.	1,050	18,365

		$118,467

TOTAL FINANCIALS		$91,605,121
HEALTH CARE – 13.4%
BIOTECHNOLOGY – 2.4%
ACADIA Pharmaceuticals, Inc.#,*	2,000	69,180
Agios Pharmaceuticals, Inc.#,*	900	38,727
Alexion Pharmaceuticals, Inc.*	5,090	665,161
Alkermes PLC*	4,400	238,084
Alnylam Pharmaceuticals, Inc.*	1,600	63,984
Amgen, Inc.	20,264	3,174,964
AquaBounty Technologies, Inc.*	27	373
Biogen, Inc.*	5,600	1,552,544
BioMarin Pharmaceutical, Inc.*	4,900	429,387
Celgene Corp.*	20,866	2,423,586
Gilead Sciences, Inc.	34,744	2,517,203
Incyte Corp.*	4,660	564,839
Intercept Pharmaceuticals, Inc.#,*	300	32,925
Intrexon Corp.#,*	1,860	39,358
Ionis Pharmaceuticals, Inc.#,*	3,800	169,100
Juno Therapeutics, Inc.#,*	1,900	40,546
Neurocrine Biosciences, Inc.*	1,500	64,365
Regeneron Pharmaceuticals, Inc.*	2,400	862,296
Seattle Genetics, Inc.*	2,000	120,480
United Therapeutics Corp.*	1,140	186,538
Vertex Pharmaceuticals, Inc.*	6,343	544,673

		$13,798,313

Description	Number of Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 2.8%
Abbott Laboratories	41,245	$1,722,804
ABIOMED, Inc.*	600	63,822
Alere, Inc.*	50	1,850
Align Technology, Inc.*	2,260	207,219
Baxter International, Inc.	16,330	782,370
Becton Dickinson & Co.	6,380	1,131,110
Boston Scientific Corp.*	41,200	991,272
Cooper Cos., Inc. (The)	1,850	341,528
CR Bard, Inc.	2,580	612,311
Danaher Corp.	17,080	1,433,354
DENTSPLY SIRONA, Inc.	8,179	463,749
DexCom, Inc.*	1,200	94,980
Edwards Lifesciences Corp.*	6,472	622,865
Hill-Rom Holdings, Inc.	2,260	133,046
Hologic, Inc.*	6,740	273,172
IDEXX Laboratories, Inc.*	2,680	327,844
Intuitive Surgical, Inc.*	1,100	761,959
Medtronic PLC	35,026	2,662,677
ResMed, Inc.#	5,720	386,329
Stryker Corp.	10,000	1,235,300
Teleflex, Inc.	2,060	345,524
Varex Imaging Corp.*	1,620	46,575
Varian Medical Systems, Inc.*	4,050	314,483
Zimmer Biomet Holdings, Inc.	5,810	687,497

		$15,643,640
HEALTH CARE PROVIDERS & SERVICES – 2.4%
Acadia Healthcare Co., Inc.#,*	1,500	57,555
Aetna, Inc.	8,731	1,035,584
AmerisourceBergen Corp.	5,670	494,878
Anthem, Inc.	6,110	941,795
Brookdale Senior Living, Inc.*	770	11,527
Cardinal Health, Inc.	6,520	488,739
Centene Corp.*	4,132	261,432
Cigna Corp.	5,730	837,841
DaVita, Inc.*	2,788	177,735
Envision Healthcare Corp.#,*	1,367	92,956
Express Scripts Holding Co.*	14,962	1,030,583
HCA Holdings, Inc.*	7,200	578,016
Henry Schein, Inc.*	3,160	505,158
Humana, Inc.	3,730	740,405
Laboratory Corp. of America Holdings*	2,857	383,438
LifePoint Hospitals, Inc.*	130	7,715
McKesson Corp.	5,000	695,750
MEDNAX, Inc.*	2,640	180,444
Patterson Cos., Inc.	970	40,362

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Premier, Inc., Class A*	1,300	$41,418
Quest Diagnostics, Inc.	4,350	399,852
Quorum Health Corp.*	61	536
Tenet Healthcare Corp.#,*	2,425	42,656
UnitedHealth Group, Inc.	25,020	4,055,742
Universal Health Services, Inc., Class B	2,480	279,322
VCA, Inc.*	2,070	187,542
WellCare Health Plans, Inc.*	500	72,770

		$13,641,751
HEALTH CARE TECHNOLOGY – 0.1%
Allscripts Healthcare Solutions, Inc.*	1,800	21,078
athenahealth, Inc.#,*	900	113,391
Cerner Corp.*	7,040	378,118
Inovalon Holdings, Inc., Class A#,*	1,300	15,015
Veeva Systems, Inc., Class A*	3,320	140,536

		$668,138
LIFE SCIENCES TOOLS & SERVICES – 0.8%
Agilent Technologies, Inc.	7,490	366,785
Bio-Rad Laboratories, Inc., Class A*	890	169,171
Bruker Corp.	4,900	116,277
Charles River Laboratories International, Inc.*	2,620	211,696
Illumina, Inc.*	3,440	550,744
Mettler-Toledo International, Inc.*	1,020	435,163
PerkinElmer, Inc.	4,070	216,483
QIAGEN NV*	2,022	58,604
Quintiles IMS Holdings, Inc.*	2,480	194,655
Thermo Fisher Scientific, Inc.	11,220	1,709,816
VWR Corp.*	6,000	155,460
Waters Corp.*	2,310	327,212

		$4,512,066
PHARMACEUTICALS – 4.9%
AbbVie, Inc.	44,278	2,705,829
Akorn, Inc.*	1,600	30,560
Allergan PLC*	8,585	1,879,171
Bristol-Myers Squibb Co.	42,260	2,077,502
Eli Lilly & Co.	24,030	1,851,031
Endo International PLC*	7,100	86,904
Johnson & Johnson	72,200	8,176,650
Mallinckrodt PLC*	1,310	63,836
Merck & Co., Inc.	70,866	4,392,983
Mylan NV*	10,130	385,447
Perrigo Co. PLC	2,940	223,881

Description	Number of Shares	Value
Pfizer, Inc.	153,903	$4,883,342
Zoetis, Inc.	14,481	795,586

		$27,552,722

TOTAL HEALTH CARE		$75,816,630
INDUSTRIALS – 10.8%
AEROSPACE & DEFENSE – 2.6%
Arconic, Inc.	6,766	154,197
B/E Aerospace, Inc.	3,000	184,410
Boeing Co. (The)	16,040	2,621,257
BWX Technologies, Inc.	2,940	121,981
General Dynamics Corp.	5,730	1,037,588
HEICO Corp.	1,000	66,300
Hexcel Corp.	3,600	184,860
Honeywell International, Inc.	20,270	2,398,346
Huntington Ingalls Industries, Inc.	1,645	319,064
L3 Technologies, Inc.	2,010	318,967
Lockheed Martin Corp.	6,850	1,721,610
Northrop Grumman Corp.	4,770	1,092,712
Raytheon Co.	8,420	1,213,827
Rockwell Collins, Inc.	2,870	260,481
Spirit Aerosystems Holdings, Inc., Class A	1,940	116,497
Textron, Inc.	4,870	230,692
TransDigm Group, Inc.	1,490	322,436
United Technologies Corp.	20,800	2,281,136

		$14,646,361
AIR FREIGHT & LOGISTICS – 0.7%
C.H. Robinson Worldwide, Inc.	4,084	310,629
Expeditors International of Washington, Inc.	7,280	379,142
FedEx Corp.	5,960	1,127,096
United Parcel Service, Inc., Class B	18,530	2,022,179

		$3,839,046
AIRLINES – 0.7%
Alaska Air Group, Inc.	4,400	412,808
American Airlines Group, Inc.	14,900	659,325
Copa Holdings SA, Class A Class A#	200	19,498
Delta Air Lines, Inc.	22,090	1,043,532
JetBlue Airways Corp.*	10,000	196,100
Southwest Airlines Co.	16,330	854,222
Spirit Airlines, Inc.*	1,500	81,060
United Continental Holdings, Inc.*	8,383	590,750

		$3,857,295
BUILDING PRODUCTS – 0.4%
Allegion PLC	2,233	146,641
Armstrong Flooring, Inc.*	310	6,519
Armstrong World Industries, Inc.#,*	620	24,769

January 31, 2017 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Fortune Brands Home & Security, Inc.	4,760	$262,419
Johnson Controls International PLC	21,131	929,341
Lennox International, Inc.#	1,490	233,647
Masco Corp.	10,930	360,143
Owens Corning	2,290	126,523
Smith (A.O.) Corp.	5,000	243,750

		$2,333,752
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Cintas Corp.	3,520	408,707
Copart, Inc.*	1,900	107,806
Herc Holdings, Inc.*	520	25,828
KAR Auction Services, Inc.	4,100	186,755
Lsc Communications, Inc.	396	10,383
R.R. Donnelley & Sons Co.#	1,056	18,110
Republic Services, Inc.	8,740	501,501
Stericycle, Inc.*	1,552	119,721
Waste Management, Inc.	13,340	927,130

		$2,305,941
CONSTRUCTION & ENGINEERING – 0.1%
AECOM*	3,191	117,844
Chicago Bridge & Iron Co. NV	1,382	45,896
Fluor Corp.	3,750	208,125
Jacobs Engineering Group, Inc.*	4,150	242,982
KBR, Inc.	4,450	75,694
Quanta Services, Inc.*	2,760	99,056
TopBuild Corp.*	1,736	64,423

		$854,020
ELECTRICAL EQUIPMENT – 0.5%
Acuity Brands, Inc.	1,300	269,399
AMETEK, Inc.	3,260	166,586
Babcock & Wilcox Enterprises, Inc.*	1,470	24,461
Eaton Corp. PLC	13,778	975,207
Emerson Electric Co.	14,540	852,916
Hubbell, Inc.	1,290	157,483
Regal Beloit Corp.	600	43,560
Rockwell Automation, Inc.	2,320	343,337

		$2,832,949
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%
Fortive Corp.	8,540	472,347
INDUSTRIAL CONGLOMERATES – 1.9%
3M Co.	15,560	2,720,199
Carlisle Cos., Inc.	1,290	140,752
General Electric Co.	239,420	7,110,774
Roper Technologies, Inc.	3,000	575,550

		$10,547,275

Description	Number of Shares	Value
MACHINERY – 1.9%
AGCO Corp.	3,260	$204,728
Allison Transmission Holdings, Inc.	4,800	167,904
Caterpillar, Inc.	15,500	1,482,730
Colfax Corp.*	2,900	113,100
Crane Co.	1,200	86,448
Cummins, Inc.	4,980	732,110
Deere & Co.	8,390	898,149
Donaldson Co., Inc.#	4,010	169,422
Dover Corp.	4,160	323,440
Flowserve Corp.#	3,000	147,480
Graco, Inc.	2,140	191,723
IDEX Corp.	2,120	191,139
Illinois Tool Works, Inc.	8,000	1,017,600
Ingersoll-Rand PLC	8,150	646,703
ITT, Inc.	2,535	103,605
Joy Global, Inc.	600	16,872
Lincoln Electric Holdings, Inc.	2,600	216,762
Manitowoc Co., Inc. (The)*	3,910	26,705
Manitowoc Foodservice, Inc.*	3,910	74,994
Middleby Corp. (The)*	1,600	214,688
Nordson Corp.	2,000	227,060
Oshkosh Corp.	1,790	124,638
PACCAR, Inc.	11,090	746,468
Parker-Hannifin Corp.	2,960	435,505
Pentair PLC	3,816	223,732
Snap-on, Inc.	1,280	232,358
SPX Corp.*	330	8,234
Stanley Black & Decker, Inc.	4,220	523,280
Terex Corp.	3,730	118,614
Timken Co. (The)	600	26,640
Toro Co. (The)	4,680	275,792
Trinity Industries, Inc.	2,400	66,096
Valmont Industries, Inc.	1,060	152,640
WABCO Holdings, Inc.*	2,050	223,512
Wabtec Corp.#	1,720	149,021
Xylem, Inc.	5,010	247,043

		$10,806,935
MARINE – 0.0%**
Kirby Corp.*	900	58,005
PROFESSIONAL SERVICES – 0.3%
Dun & Bradstreet Corp. (The)	930	114,037
Equifax, Inc.	4,060	476,157
IHS Markit Ltd.*	787	31,047
ManpowerGroup, Inc.	1,860	177,556
Nielsen Holdings PLC	7,450	304,780

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Robert Half International, Inc.	2,060	$96,944
TransUnion*	2,400	75,672
Verisk Analytics, Inc.*	4,800	396,672

		$1,672,865
ROAD & RAIL – 1.0%
AMERCO	300	113,001
Avis Budget Group, Inc.*	2,180	81,140
CSX Corp.	26,300	1,220,057
Hertz Global Holdings, Inc.*	1,560	32,713
JB Hunt Transport Services, Inc.	2,980	295,258
Kansas City Southern	2,180	187,284
Landstar System, Inc.	1,590	134,514
Norfolk Southern Corp.	8,860	1,040,696
Old Dominion Freight Line, Inc.*	2,100	185,388
Ryder System, Inc.	40	3,104
Union Pacific Corp.	23,270	2,480,117

		$5,773,272
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,200	43,656
Fastenal Co.	4,120	204,682
HD Supply Holdings, Inc.*	6,400	270,720
MSC Industrial Direct Co., Inc. Class A	1,390	141,988
NOW, Inc.*	1,663	35,355
United Rentals, Inc.*	2,820	356,758
Watsco, Inc.	100	15,274
WW Grainger, Inc.#	1,140	287,930

		$1,356,363
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Macquarie Infrastructure Corp.	100	7,499

TOTAL INDUSTRIALS		$61,363,925
INFORMATION TECHNOLOGY – 21.5%
COMMERCIAL SERVICES & SUPPLIES – 0.0%**
Sabre Corp.#	1,420	34,790
COMMUNICATIONS EQUIPMENT – 1.4%
Brocade Communications Systems, Inc.	8,590	107,117
Cisco Systems, Inc.	138,750	4,262,400
EchoStar Corp., Class A*	970	49,402
F5 Networks, Inc.*	1,990	266,720
Harris Corp.	2,859	293,648
Juniper Networks, Inc.	10,390	278,244
Lumentum Holdings, Inc.*	610	23,149
Motorola Solutions, Inc.	6,030	486,681
Palo Alto Networks, Inc.*	2,590	382,180
QUALCOMM, Inc.	37,380	1,997,213
Viavi Solutions, Inc.*	5,890	52,716

		$8,199,470

Description	Number of Shares	Value
COMPUTERS & PERIPHERALS – 3.6%
Apple, Inc.	146,960	$17,833,596
Hewlett Packard Enterprise Co.	49,690	1,126,969
HP, Inc.	45,390	683,119
NCR Corp.*	2,220	95,504
NetApp, Inc.	3,553	136,151
Western Digital Corp.	6,183	492,971

		$20,368,310
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp., Class A	10,100	681,649
Arrow Electronics, Inc.*	2,940	216,149
CDW Corp.	4,990	257,035
Cognex Corp.	3,200	216,192
Corning, Inc.	29,270	775,362
Dolby Laboratories, Inc., Class A	150	7,186
Fitbit, Inc., Class A#,*	200	1,202
FLIR Systems, Inc.	2,090	73,840
IPG Photonics Corp.*	1,400	160,986
Keysight Technologies, Inc.*	100	3,707
National Instruments Corp.	1,930	60,641
Trimble Navigation Ltd.*	10,380	307,456

		$2,761,405
INTERNET SOFTWARE & SERVICES – 4.3%
Akamai Technologies, Inc.*	4,750	325,802
Alphabet, Inc., Class C*	15,924	12,872,827
CoStar Group, Inc.*	1,300	262,730
eBay, Inc.*	32,490	1,034,157
Facebook, Inc., Class A*	60,680	7,907,818
GoDaddy, Inc., Class A*	750	26,797
IAC/InterActiveCorp*	1,300	89,453
Match Group, Inc.#,*	2,400	41,688
Pandora Media, Inc.#,*	2,000	26,000
Twitter, Inc.#,*	10,310	181,662
VeriSign, Inc.#,*	3,950	316,830
Yahoo!, Inc.*	24,230	1,067,816
Yelp, Inc.*	3,600	150,408
Zillow Group, Inc., Class A#,*	3,500	124,550

		$24,428,538
IT SERVICES – 4.1%
Accenture PLC, Class A	17,800	2,026,886
Alliance Data Systems Corp.	1,290	294,610
Amdocs Ltd.	2,620	153,820
Automatic Data Processing, Inc.	13,330	1,346,197
Black Knight Financial Services, Inc., Class A#,*	400	14,580

January 31, 2017 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Booz Allen Hamilton Holding Corp.	3,460	$117,017
Broadridge Financial Solutions, Inc.	3,630	241,504
Cognizant Technology Solutions Corp., Class A*	13,510	710,491
Computer Sciences Corp.	3,800	236,360
Conduent, Inc.*	3,142	47,004
CoreLogic, Inc.*	880	31,038
CSRA, Inc.	3,300	102,366
DST Systems, Inc.	1,670	192,300
Fidelity National Information Services, Inc.	7,943	630,833
First Data Corp., Class A*	8,200	125,788
Fiserv, Inc.*	7,260	779,942
FleetCor Technologies, Inc.*	2,600	383,474
Gartner, Inc.*	3,500	347,760
Genpact Ltd.*	9,100	224,588
Global Payments, Inc.	5,000	386,400
International Business Machines Corp.	23,260	4,059,335
Jack Henry & Associates, Inc.	1,900	170,582
Leidos Holdings, Inc.	2,200	106,304
Mastercard, Inc., Class A	27,020	2,873,037
Paychex, Inc.	10,770	649,323
PayPal Holdings, Inc.*	33,865	1,347,150
Square, Inc., Class A*	2,800	40,936
Teradata Corp.*	270	7,927
Total System Services, Inc.	3,720	188,530
Vantiv, Inc., Class A*	5,900	367,216
VeriFone Systems, Inc.*	3,000	54,510
Visa, Inc., Class A	52,420	4,335,658
Western Union Co. (The)	18,640	364,971
Xerox Corp.	15,710	108,870

		$23,067,307
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.0%
Analog Devices, Inc.	8,220	616,007
Applied Materials, Inc.	32,380	1,109,015
Broadcom Ltd.	10,733	2,141,234
Cypress Semiconductor Corp.	12,000	141,600
Intel Corp.	129,570	4,770,767
KLA-Tencor Corp.	5,850	497,893
Lam Research Corp.	5,280	606,461
Linear Technology Corp.	5,310	335,220
Marvell Technology Group Ltd.	11,490	170,856
Maxim Integrated Products, Inc.	10,220	454,586
Microchip Technology, Inc.	7,039	474,077
Micron Technology, Inc.*	24,400	588,284
NVIDIA Corp.	14,480	1,580,926
ON Semiconductor Corp.*	4,320	57,542
Qorvo, Inc.*	4,250	272,893

Description	Number of Shares	Value
Skyworks Solutions, Inc.	6,000	$550,440
SunPower Corp.#,*	900	5,976
Teradyne, Inc.	7,450	211,431
Texas Instruments, Inc.	28,400	2,145,336
Versum Materials, Inc.*	2,600	72,670
Xilinx, Inc.	5,500	320,100

		$17,123,314
SOFTWARE – 4.6%
Activision Blizzard, Inc.	17,970	722,574
Adobe Systems, Inc.*	14,260	1,616,799
ANSYS, Inc.*	1,380	128,699
Atlassian Corp. PLC, Class A*	900	24,867
Autodesk, Inc.*	6,730	547,418
CA, Inc.	10,480	327,710
Cadence Design Systems, Inc.*	11,710	304,811
CDK Global, Inc.	4,676	292,484
Citrix Systems, Inc.*	4,990	455,038
CommerceHub, Inc.*	1,230	17,979
Dell Technologies, Inc., Class V*	3,283	206,796
Electronic Arts, Inc.*	9,110	760,047
Fortinet, Inc.*	2,400	79,824
Intuit, Inc.	7,600	901,208
Microsoft Corp.	203,099	13,130,350
Oracle Corp.	76,410	3,064,805
PTC, Inc.*	2,100	110,397
Red Hat, Inc.*	5,130	389,264
salesforce.com, Inc.*	17,530	1,386,623
ServiceNow, Inc.*	4,500	407,790
Splunk, Inc.*	1,600	92,576
Symantec Corp.	12,420	342,171
Synopsys, Inc.*	2,600	163,514
Tableau Software, Inc., Class A*	1,100	52,624
Ultimate Software Group, Inc.*	540	104,576
VMware, Inc., Class A#,*	1,510	132,185
Workday, Inc., Class A*	1,550	128,790
Zynga, Inc., Class A*	19,850	50,022

		$25,941,941
TELECOMMUNICATIONS – 0.0%**
Arista Networks, Inc.*	200	18,800

TOTAL INFORMATION TECHNOLOGY		$121,943,875
MATERIALS – 3.3%
CHEMICALS – 2.2%
AdvanSix, Inc.*	3,774	96,954
Air Products & Chemicals, Inc.	5,200	726,752
Albemarle Corp.	2,000	185,280

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Ashland Global Holdings, Inc.	1,200	$142,836
Axalta Coating Systems Ltd.*	4,300	124,700
Cabot Corp.	600	33,222
Celanese Corp.	3,500	295,400
CF Industries Holdings, Inc.	9,500	335,255
Dow Chemical Co. (The)	30,900	1,842,567
E.I. du Pont de Nemours & Co.	24,100	1,819,550
Eastman Chemical Co.	4,000	310,000
Ecolab, Inc.	5,900	708,767
FMC Corp.	3,900	234,624
GCP Applied Technologies, Inc.*	1,000	26,950
Huntsman Corp.	5,200	106,028
Ingevity Corp.*	1,100	61,149
International Flavors & Fragrances, Inc.	1,000	117,210
LyondellBasell Industries NV, Class A	10,400	970,008
Monsanto Co.	11,100	1,202,241
Mosaic Co. (The)	6,100	191,357
PPG Industries, Inc.	6,300	630,063
Praxair, Inc.	7,100	840,924
RPM International, Inc.	2,700	141,102
Sherwin-Williams Co. (The)	1,800	546,858
Valspar Corp. (The)	1,300	143,871
Valvoline, Inc.#	8,500	196,775
Westlake Chemical Corp.	1,300	80,483
WR Grace & Co.	1,700	117,878

		$12,228,804
CONSTRUCTION MATERIALS – 0.2%
Eagle Materials, Inc.	1,000	104,580
Martin Marietta Materials, Inc.	1,400	321,440
Vulcan Materials Co.	4,000	513,320

		$939,340
CONTAINERS & PACKAGING – 0.3%
Avery Dennison Corp.	900	65,718
Ball Corp.	2,700	205,902
Bemis Co., Inc.	4,400	214,368
Owens-Illinois, Inc.*	12,800	241,920
Packaging Corp. of America	2,200	202,796
Sealed Air Corp.	2,600	126,100
Silgan Holdings, Inc.	3,600	210,636
WestRock Co.	7,400	394,864

		$1,662,304
METALS & MINING – 0.5%
Alcoa Corp.	6,288	229,198
Freeport-McMoRan, Inc.*	38,400	639,360
Newmont Mining Corp.	12,300	446,244
Nucor Corp.	9,600	557,664
POSCO ADR	900	52,092

Description	Number of Shares	Value
Reliance Steel & Aluminum Co.	1,800	$143,370
Royal Gold, Inc.	3,000	216,510
Southern Copper Corp.#	2,400	92,064
Steel Dynamics, Inc.	6,200	209,622
Tahoe Resources, Inc.	6,000	54,840
United States Steel Corp.	5,200	170,092

		$2,811,056
PAPER & FOREST PRODUCTS – 0.1%
Domtar Corp.	3,100	135,439
International Paper Co.	13,200	747,120

		$882,559

TOTAL MATERIALS		$18,524,063
REAL ESTATE – 3.3%
REAL ESTATE INVESTMENT TRUSTS – 3.2%
Alexandria Real Estate Equities, Inc.	2,915	323,040
American Campus Communities, Inc.	4,700	228,514
American Homes 4 Rent, Class A	1,650	36,762
American Tower Corp.	10,960	1,134,360
Apartment Investment & Management Co., Class A	3,970	174,958
AvalonBay Communities, Inc.	3,222	558,405
Boston Properties, Inc.	4,550	595,595
Brandywine Realty Trust	4,680	75,348
Brixmor Property Group, Inc.	3,650	88,074
Camden Property Trust	2,670	223,132
Care Capital Properties, Inc.	796	19,669
Colony NorthStar, Inc., Class A	15,076	209,858
Communications Sales & Leasing, Inc.*	3,350	88,038
CoreCivic, Inc.	2,367	68,738
Corporate Office Properties Trust	4,700	149,554
Crown Castle International Corp.	9,340	820,332
CyrusOne, Inc.#	600	28,896
Digital Realty Trust, Inc.#	3,910	420,833
Douglas Emmett, Inc.	4,410	166,874
Duke Realty Corp.	10,010	243,543
Empire State Realty Trust, Inc., Class A	1,600	32,784
Equinix, Inc.	1,781	685,649
Equity Commonwealth*	4,992	153,953
Equity Lifestyle Properties, Inc.	3,400	251,396
Equity Residential	5,850	355,504
Essex Property Trust, Inc.	1,073	240,674
Extra Space Storage, Inc.	3,100	223,355
Federal Realty Investment Trust	1,970	276,647
Forest City Realty Trust, Inc., Class A	3,400	76,976
Gaming and Leisure Properties, Inc.	1,404	44,409
GGP, Inc.	14,643	363,732

January 31, 2017 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
HCP, Inc.	5,530	$167,670
Healthcare Trust of America, Inc., Class A	7,100	206,397
Hospitality Properties Trust	6,800	211,684
Host Hotels & Resorts, Inc.	19,340	349,474
Iron Mountain, Inc.	7,303	261,447
Kilroy Realty Corp.	3,925	293,786
Kimco Realty Corp.	12,980	323,072
Lamar Advertising Co., Class A	2,400	181,248
Liberty Property Trust	4,040	155,096
Life Storage, Inc.	1,100	89,595
Macerich Co. (The)	2,560	175,846
Mid-America Apartment Communities, Inc.	3,271	310,581
National Retail Properties, Inc.	2,500	109,000
Omega Healthcare Investors, Inc.#	2,850	91,400
Outfront Media, Inc.	1,300	35,659
Park Hotels & Resorts, Inc.	1,472	39,950
Piedmont Office Realty Trust, Inc., Class A	4,950	107,514
Prologis, Inc.	13,490	658,987
Public Storage	4,060	872,900
Quality Care Properties, Inc.*	1,666	30,754
Rayonier, Inc.	5,615	156,602
Realty Income Corp.	6,710	400,117
Regency Centers Corp.	2,035	141,901
Retail Properties of America, Inc., Class A	7,400	110,778
Senior Housing Properties Trust	7,000	133,350
Simon Property Group, Inc.	6,693	1,229,973
SL Green Realty Corp.	1,190	129,674
Spirit Realty Capital, Inc.	14,700	154,644
Tanger Factory Outlet Centers, Inc.	3,100	105,989
Taubman Centers, Inc.	2,480	175,683
UDR, Inc.	8,580	299,871
Ventas, Inc.	8,286	510,998
VEREIT, Inc.	19,600	167,188
Vornado Realty Trust	5,073	539,311
Washington Prime Group, Inc.	6,176	59,598
Weingarten Realty Investors	3,560	126,843
Welltower, Inc.	5,970	395,811
Weyerhaeuser Co.	13,642	427,404

		$18,297,397
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	8,810	267,472
Howard Hughes Corp. (The)*	658	70,149
Realogy Holdings Corp.	400	10,364

		$347,985

TOTAL REAL ESTATE		$18,645,382

Description	Number of Shares	Value
TELECOMMUNICATION SERVICES – 2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
AT&T, Inc.	185,100	$7,803,816
CenturyLink, Inc.	11,100	287,046
Frontier Communications Corp.#	9,000	31,410
Level 3 Communications, Inc.*	10,500	624,330
SBA Communications Corp.*	2,950	310,517
Verizon Communications, Inc.	121,900	5,974,319

		$15,031,438
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
SBA Communications Corp., Class A	1,900	199,994
Sprint Corp.#,*	27,450	253,364
T-Mobile US, Inc.*	8,700	541,749
United States Cellular Corp.*	600	26,754

		$1,021,861

TOTAL TELECOMMUNICATION SERVICES		$16,053,299
TELECOMMUNICATIONS – 0.0%**
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.0%**
Zayo Group Holdings, Inc.*	700	22,372
UTILITIES – 1.5%
ELECTRIC UTILITIES – 0.8%
American Electric Power Co., Inc.	4,100	262,646
Avangrid, Inc.	2,900	112,520
Duke Energy Corp.	10,800	848,232
Edison International	2,500	182,200
Entergy Corp.	4,000	286,560
Eversource Energy	4,300	237,876
Exelon Corp.	14,400	516,672
FirstEnergy Corp.	7,000	212,240
NextEra Energy, Inc.	4,500	556,740
PPL Corp.	13,400	466,856
Southern Co. (The)	13,400	662,362

		$4,344,904
GAS UTILITIES – 0.0%**
UGI Corp.	1,400	64,918
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.	16,300	186,472
Calpine Corp.*	15,800	186,440
NRG Energy, Inc.	15,500	256,370

		$629,282
MULTI-UTILITIES – 0.5%
CenterPoint Energy, Inc.	10,500	275,205
CMS Energy Corp.	6,200	264,120
Consolidated Edison, Inc.	5,300	394,055
Dominion Resources, Inc.	8,500	648,380
OGE Energy Corp.	5,900	197,886

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
PG&E Corp.	5,300	$328,017
Public Service Enterprise Group, Inc.	3,500	154,875
Sempra Energy	1,900	194,541
Vectren Corp.	1,100	60,379
WEC Energy Group, Inc.	1,900	112,195
Xcel Energy, Inc.	8,600	355,352

		$2,985,005
WATER UTILITIES – 0.1%
American Water Works Co., Inc.	1,800	132,192
Aqua America, Inc.	3,600	109,476

		$241,668

TOTAL UTILITIES		$8,265,777

TOTAL COMMON STOCKS (COST $361,890,723)		$563,891,279
INVESTMENT COMPANIES – 0.3%
EQUITY FUNDS – 0.3%
iShares Russell 1000 ETF#	6,010	762,429
iShares Russell 1000 Growth ETF	3,950	427,982
iShares Russell 1000 Value ETF	3,950	445,204

TOTAL EQUITY FUNDS		$1,635,615

TOTAL INVESTMENT COMPANIES (COST $1,619,673)		$1,635,615
RIGHTS – 0.0%**
Celgene Corp.*,††	89	93
Community Health Systems, Inc.*	3,700	19

TOTAL RIGHTS (COST $142)		$112
WARRANTS – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	45,683
Kinder Morgan, Inc., Expire 5/25/17*	16,345	85

TOTAL WARRANTS (COST $48,690)		$45,768

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $363,559,228)		$565,572,774

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.9%
REPURCHASE AGREEMENTS – 1.9%
Credit Suisse Securities (USA) LLC, 0.54%, dated 1/31/17, due 2/01/17, repurchase price $532,693, collateralized by U.S. Treasury Securities 0.13% to 2.13%, maturing 1/15/19 to 1/15/27; total market value of $543,342.	$532,685	$532,685
Daiwa Capital Markets America, 0.58%, dated 1/31/17, due 2/01/17, repurchase price $2,024,958, collateralized by U.S. Government & Treasury Securities 0.00% to 8.88%, maturing 2/16/17 to 9/09/49; total market value of $2,065,423.	2,024,925	2,024,925
HSBC Securities USA, Inc., 0.53%, dated 1/31/17, due 2/01/17, repurchase price $2,024,955, collateralized by U.S. Government Securities 2.50% to 6.00%,maturing 10/01/22 to 2/01/47; total market value of $2,065,424.	2,024,925	2,024,925
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.55%, dated 1/31/17, due 2/01/17,repurchase price $2,024,956, collateralized by U.S. Government Securities 2.32% to 8.50%, maturing 12/15/25 to 12/20/66;total market value of $2,065,424.	2,024,925	2,024,925
Nomura Securities International, Inc., 0.55%, dated 1/31/17, due 2/01/17,repurchase price $2,024,956, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 2/10/17 to 12/20/66; total market value of $2,065,423.	2,024,925	2,024,925
RBC Dominion Securities, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $2,024,956, collateralized by U.S. Government Securities 3.00% to 7.00%,maturing 3/01/37 to 1/01/47; total market value of $2,065,424.	2,024,925	2,024,925

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $10,657,310)		$10,657,310

TOTAL INVESTMENTS – 101.8% (COST $374,216,538)		$576,230,084
COLLATERAL FOR SECURITIES ON LOAN – (1.9%)		(10,657,310)
OTHER ASSETS LESS LIABILITIES – 0.1%		408,136

TOTAL NET ASSETS – 100.0%		$565,980,910

Cost of investments for Federal income tax purposes is $387,917,044. The net unrealized appreciation/(depreciation) of investments was $188,313,040. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $203,961,566 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,648,526.

January 31, 2017 (unaudited)

14     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$563,891,279	$—	$—	$563,891,279
Investment Companies	1,635,615	—	—	1,635,615
Rights	19	93	—	112
Warrants	45,768	—	—	45,768
Repurchase Agreements	—	10,657,310	—	10,657,310

Total	$565,572,681	$10,657,403	$—	$576,230,084

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2017, the value of these securities amounted to $93 representing 0.00%** of total net assets.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

LP - Limited Partnership

PLC - Public Limited Company

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 90.8%
AUSTRALIA – 0.0%**
Arrium Ltd.*,††	532,800	$—
AUSTRIA – 0.2%
ams AG#	20,969	719,415
BELGIUM – 1.4%
Ackermans & van Haaren NV	8,151	1,109,560
Anheuser-Busch InBev SA/NV	44,408	4,609,305

TOTAL BELGIUM		$5,718,865
BERMUDA – 0.3%
Hiscox Ltd.	101,943	1,315,791
BULGARIA – 0.0%**
Olovno Tzinkov Komplex AD*,††	900	—
Petrol AD*,††	9,534	2,078

TOTAL BULGARIA		$2,078
CHINA – 6.0%
AAC Technologies Holdings, Inc.	131,500	1,355,862
Alibaba Group Holding Ltd. ADR*	52,317	5,300,235
China Mobile Ltd.	191,000	2,162,594
China Pacific Insurance Group Co. Ltd.	663,200	2,376,234
China Resources Phoenix Healthcare
Holdings Co. Ltd.*	21,000	28,419
Ctrip.com International Ltd. ADR*	29,237	1,263,331
Haitian International Holdings Ltd.	684,000	1,394,641
Hollysys Automation Technologies Ltd.	52,859	893,317
NetEase, Inc. ADR	2,140	543,346
New Oriental Education & Technology
Group, Inc. ADR*	31,511	1,498,348
Shenzhou International Group Holdings Ltd.	251,000	1,554,415
Tencent Holdings Ltd.	243,600	6,417,384

TOTAL CHINA		$24,788,126
DENMARK – 2.0%
Coloplast A/S	20,989	1,501,554
DSV A/S	42,403	2,058,455
FLSmidth & Co. A/S#	36,217	1,681,394
Novo Nordisk A/S Class B	83,363	2,993,998

TOTAL DENMARK		$8,235,401
FRANCE – 9.3%
Bouygues SA	77,422	2,812,800

Description	Number of Shares	Value
Bureau Veritas SA	70,147	$1,372,120
Carrefour SA	117,113	2,864,139
Cie Generale des Etablissements Michelin	26,925	2,888,548
Edenred	68,301	1,486,792
Elior GroupΩ	75,258	1,681,698
Groupe Fnac SA*	16,968	1,099,023
Ingenico SA	15,933	1,342,613
Kering	11,923	2,834,182
Legrand SA	16,421	953,334
L’Oreal SA	6,512	1,183,457
LVMH Moet Hennessy Louis Vuitton SA	14,892	2,999,781
Nexans SA*	21,041	1,219,962
Publicis Groupe SA	42,310	2,903,032
Sartorius Stedim Biotech	20,625	1,246,829
SCOR SE	38,554	1,304,972
Societe BIC SA	9,192	1,201,157
SPIE SA	59,005	1,337,621
Valeo SA	48,199	2,940,797
Vinci SA	40,773	2,856,553

TOTAL FRANCE		$38,529,410
GERMANY – 9.3%
adidas AG	18,076	2,842,089
AURELIUS Equity Opportunities SE & Co.
KGaA#	21,578	1,359,180
Brenntag AG	15,042	872,626
Deutsche Post AG	84,491	2,823,359
Deutsche Telekom AG	168,619	2,941,526
Fielmann AG	21,998	1,535,004
Fresenius SE & Co. KGaA	29,129	2,293,278
Hugo Boss AG	21,827	1,397,248
Infineon Technologies AG	181,596	3,330,616
Jenoptik AG	84,012	1,604,785
Kion Group AG	23,788	1,445,743
LANXESS AG	16,698	1,210,418
Merck KGaA	27,132	2,977,242
Muenchener Rueckversicherungs AG	15,539	2,915,397
OSRAM Licht AG	17,528	1,014,764
SAF-Holland SA	77,984	1,182,367
SAP SE	54,957	5,020,792
Scout24 AG*,Ω	13,982	498,166
Sixt SE	24,017	1,246,027

TOTAL GERMANY		$38,510,627

January 31, 2017 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
GHANA – 0.0%**
Produce Buying Co. Ltd.*	288,000	$3,961
HONG KONG – 5.5%
AIA Group Ltd.	790,000	4,917,836
ASM Pacific Technology Ltd.	94,600	1,152,187
BOC Hong Kong Holdings Ltd.	346,500	1,393,342
CK Hutchison Holdings Ltd.	117,500	1,415,197
Galaxy Entertainment Group Ltd.	152,000	727,784
Hongkong Land Holdings Ltd.	317,600	2,143,800
Jardine Matheson Holdings Ltd.	52,700	3,252,644
Johnson Electric Holdings Ltd.	598,500	1,596,741
Sun Hung Kai Properties Ltd.	106,000	1,467,270
Swire Properties Ltd.	810,200	2,286,842
Techtronic Industries Co. Ltd.	718,500	2,491,030

TOTAL HONG KONG		$22,844,673
INDIA – 1.8%
Cox & Kings Ltd. GDR	22,209	63,702
HDFC Bank Ltd. ADR	64,800	4,466,664
Infosys Ltd. ADR	78,900	1,086,453
Jain Irrigation Systems Ltd.	80,831	56,234
Suzlon Energy Ltd. GDR – Reg S*	77,213	77,846
Tata Motors Ltd. ADR	42,000	1,636,320
United Spirits Ltd. GDR#	537	8,622

TOTAL INDIA		$7,395,841
INDONESIA – 0.0%**
Pembangunan Perumahan Persero Tbk PT	19	5
Sugih Energy Tbk PT*,††	1,327,300	5,567

TOTAL INDONESIA		$5,572
IRELAND – 3.0%
DCC PLC	12,542	1,008,996
Glanbia PLC	78,576	1,327,483
Kerry Group PLC Class A	15,069	1,060,938
Kingspan Group PLC	39,971	1,163,295
Paddy Power Betfair PLC	29,600	3,093,086
Ryanair Holdings PLC*	185,211	2,864,088
Ryanair Holdings PLC ADR*	12,500	1,045,750
UDG Healthcare PLC	131,427	1,059,802

TOTAL IRELAND		$12,623,438
ITALY – 2.6%
Atlantia SpA	125,086	2,842,403
Credito Emiliano SpA#	212,738	1,377,911
FinecoBank Banca Fineco SpA	241,652	1,432,147
Luxottica Group SpA#	11,478	615,687
Salvatore Ferragamo SpA#	57,180	1,509,204

Description	Number of Shares	Value
Snam SpA	750,500	$2,851,795

TOTAL ITALY		$10,629,147
JAPAN – 18.1%
77 Bank Ltd. (The)	162,000	753,255
AEON Financial Service Co. Ltd.	30,400	544,405
Aeon Mall Co. Ltd.	33,200	481,931
Ajinomoto Co., Inc.	30,300	598,030
Alpine Electronics, Inc.	25,600	373,650
Anritsu Corp.	62,000	428,306
AOI TYO Holdings, Inc.	75,700	567,197
Ariake Japan Co. Ltd.	9,000	476,663
Astellas Pharma, Inc.	38,300	513,392
Bridgestone Corp.	7,500	275,197
Casio Computer Co. Ltd.	42,800	592,855
D.A. Consortium Holdings, Inc.*	30,700	230,569
Daibiru Corp.	38,300	347,688
Daihatsu Diesel Manufacturing Co. Ltd.	102,500	615,490
Dai-ichi Life Holdings, Inc.	52,100	951,468
Daikin Industries Ltd.	17,000	1,690,063
Daiwa House Industry Co. Ltd.	20,400	553,588
Daiwa Securities Group, Inc.	52,000	333,203
DeNA Co. Ltd.	30,600	685,390
Denka Co. Ltd.	157,000	773,111
Denki Kogyo Co. Ltd.	32,000	164,662
Denso Corp.	8,000	347,250
East Japan Railway Co.	5,700	516,438
Ebara Corp.	4,100	126,729
Electric Power Development Co. Ltd.	44,200	1,026,805
ESPEC Corp.	74,900	849,764
F-Tech, Inc.#	34,100	385,969
Hino Motors Ltd.	51,500	545,058
Hitachi Ltd.	166,000	952,100
Hitachi Metals Ltd.	23,300	323,158
Honda Motor Co. Ltd.	39,700	1,190,895
Hosiden Corp.	43,600	337,494
Inpex Corp.	39,700	390,460
ITOCHU Corp.	39,700	547,101
J Front Retailing Co. Ltd.	31,600	457,026
Jaccs Co. Ltd.	120,000	543,087
Jafco Co. Ltd.	27,800	940,537
Japan Tobacco, Inc.	7,300	235,338
JFE Holdings, Inc.	64,700	1,135,731
JX Holdings, Inc.	45,200	213,210
Kansai Paint Co. Ltd.	18,400	357,538
KDDI Corp.	23,000	617,217
Kewpie Corp.	4,100	102,328

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Kinden Corp.	20,800	$264,168
Kojima Co. Ltd.*	192,000	464,228
Komatsu Ltd.	18,700	446,177
Komehyo Co. Ltd.	68,600	767,960
Kubota Corp.	21,200	337,968
Kyushu Railway Co.*	5,800	157,187
Maeda Corp.	49,000	427,030
Marui Group Co. Ltd.	21,700	310,577
Maruwa Co. Ltd.	18,500	608,693
Mazda Motor Corp.	15,600	230,456
MEIJI Holdings Co. Ltd.	4,800	371,553
Mimasu Semiconductor Industry Co. Ltd.	59,500	960,663
Mirait Holdings Corp.	51,700	471,623
Mitsubishi Corp.	39,900	900,939
Mitsubishi Electric Corp.	53,300	812,647
Mitsubishi Estate Co. Ltd.	19,000	363,896
Mitsubishi Heavy Industries Ltd.	88,000	396,627
Mitsubishi UFJ Financial Group, Inc.	300,600	1,945,873
Mitsui & Co. Ltd.	29,600	434,261
Mitsui Fudosan Co. Ltd.	34,000	787,893
Mizuho Financial Group, Inc.	456,600	850,438
Morinaga & Co. Ltd.	15,300	661,270
MS&AD Insurance Group Holdings, Inc.	16,600	557,940
Musashi Seimitsu Industry Co. Ltd.	22,800	628,005
Nankai Electric Railway Co. Ltd.	106,000	524,790
NET One Systems Co. Ltd.	39,500	269,724
Nichias Corp.	19,000	195,031
Nintendo Co. Ltd.	5,700	1,167,160
Nippon Electric Glass Co. Ltd.	20,000	115,313
Nippon Sheet Glass Co. Ltd.*	118,700	977,690
Nippon Soda Co. Ltd.	56,000	272,784
Nippon Steel & Sumitomo Metal Corp.	23,800	576,820
Nippon Telegraph & Telephone Corp.	9,800	432,151
Nishimatsu Construction Co. Ltd.	60,000	300,239
Nissin Kogyo Co. Ltd.#	194,300	3,216,249
Nitori Holdings Co. Ltd.	20,100	2,246,586
Nitto Kogyo Corp.	16,900	230,802
Nomura Holdings, Inc.	80,200	499,696
Noritake Co. Ltd.	33,600	862,393
NTT DOCOMO, Inc.	22,600	541,731
Olympus Corp.	9,200	317,368
ORIX Corp.	40,500	612,289
Pacific Industrial Co. Ltd.	26,500	328,111
Panasonic Corp.	20,700	216,057
PC Depot Corp.#	47,900	265,993
Pilot Corp.	3,200	129,944
Sac’s Bar Holdings, Inc.	49,500	537,920
Sanki Engineering Co. Ltd.	31,000	264,671

Description	Number of Shares	Value
Santen Pharmaceutical Co. Ltd.	35,500	$445,204
Seikagaku Corp.	34,200	503,413
Sekisui Chemical Co. Ltd.	42,700	697,359
Sekisui Jushi Corp.	8,600	137,177
Senshu Electric Co. Ltd.	18,900	308,834
Seven & i Holdings Co. Ltd.	21,100	842,617
SFP Dining Co. Ltd.#	17,400	230,079
Showa Corp.	56,600	389,498
Sinko Industries Ltd.	69,900	874,137
SMC Corp.	2,800	766,522
SoftBank Group Corp	10,300	793,732
Sony Corp.	31,700	961,023
St Marc Holdings Co. Ltd.	10,600	319,662
Stanley Electric Co. Ltd.	34,700	978,828
Sumitomo Chemical Co. Ltd.	88,000	469,967
Sumitomo Electric Industries Ltd.	42,200	615,751
Sumitomo Metal Mining Co. Ltd.	64,000	868,373
Sumitomo Mitsui Financial Group, Inc.	31,800	1,253,581
Sumitomo Warehouse Co Ltd. (The)	72,000	387,707
Suzuki Motor Corp.	2,200	85,128
T&D Holdings, Inc.	57,100	851,367
Taihei Dengyo Kaisha Ltd.	24,000	229,988
Teikoku Electric Manufacturing Co. Ltd.	108,800	984,798
Terumo Corp.	7,400	273,297
Tokio Marine Holdings, Inc.	13,000	544,708
Tokyo Century Corp.	12,100	412,049
Tokyo Gas Co. Ltd.	91,000	402,815
Tokyo Ohka Kogyo Co. Ltd.	19,400	694,146
Tokyo Tekko Co. Ltd.	82,000	348,596
Tokyu Fudosan Holdings Corp.	56,600	331,349
Toray Industries, Inc.	63,000	545,468
Toyota Motor Corp.	32,700	1,906,800
Tsurumi Manufacturing Co. Ltd.	34,000	469,755
West Japan Railway Co.	4,500	293,331
Yamada Denki Co. Ltd.#	68,100	375,150
Yokogawa Bridge Holdings Corp.	27,500	349,991
Yondoshi Holdings, Inc.	28,500	626,490

TOTAL JAPAN		$74,919,620
LITHUANIA – 0.0%**
Invalda Privatus Kapitalas AB*,††	7,855	—
LUXEMBOURG – 0.6%
SES SA	138,620	2,695,036
MALAYSIA – 0.0%**
RHB Bank Bhd	18,000	—
NETHERLANDS – 4.0%
ASML Holding NV	16,174	1,962,495

January 31, 2017 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
IMCD Group NV	31,229	$1,401,403
Koninklijke Ahold Delhaize NV	138,130	2,936,763
Koninklijke DSM NV	45,704	2,910,926
Koninklijke Philips NV	99,299	2,908,704
Wessanen	98,617	1,398,321
Wolters Kluwer NV	79,000	3,015,108

TOTAL NETHERLANDS		$16,533,720
NORWAY – 0.3%
TGS Nopec Geophysical Co. ASA	51,167	1,225,197
PHILIPPINES – 0.2%
Ayala Land, Inc.	1,415,700	1,011,316
PORTUGAL – 0.0%**
Banco Espirito Santo SA*,††	15,937	—
SINGAPORE – 0.6%
Jardine Cycle & Carriage Ltd.	39,100	1,147,185
Singapore Telecommunications Ltd.	438,000	1,202,725

TOTAL SINGAPORE		$2,349,910
SOUTH AFRICA – 0.7%
African Bank Investments Ltd.#,*,††	36,266	—
Steinhoff International Holdings NV	579,224	2,774,973

TOTAL SOUTH AFRICA		$2,774,973
SOUTH KOREA – 3.2%
Hana Tour Service, Inc.	15,756	976,191
Mando Corp.*	7,126	1,533,001
NAVER Corp.	2,489	1,623,494
Samsung Electronics Co. Ltd.	4,637	7,872,645
Samsung Fire & Marine Insurance Co. Ltd.	4,692	1,086,092

TOTAL SOUTH KOREA		$13,091,423
SPAIN – 1.0%
Amadeus IT Group SA	40,746	1,880,162
Bankinter SA	141,813	1,138,209
Industria de Diseno Textil SA	35,835	1,181,218

TOTAL SPAIN		$4,199,589
SWEDEN – 3.1%
Assa Abloy AB	89,727	1,698,711
Atlas Copco AB Class A	61,571	1,973,037
Cloetta AB Class B	412,737	1,391,975
Elekta AB	105,625	954,563
Hexagon AB	64,995	2,570,940
Hoist Finance AB#,Ω	121,367	1,168,978
JM AB	47,358	1,429,332
Sweco AB Class B	67,654	1,493,522

TOTAL SWEDEN		$12,681,058
SWITZERLAND – 3.5%
Chocoladefabriken Lindt & Spruengli AG	189	1,046,658

Description	Number of Shares	Value
Cie Financiere Richemont SA	36,717	$2,845,934
Clariant AG	80,004	1,494,896
Comet Holding AG#	1,092	1,079,254
Huber + Suhner AG	19,150	1,192,097
Julius Baer Group Ltd.	23,473	1,096,854
Partners Group Holding AG	3,299	1,662,752
Roche Holding AG	8,200	1,930,777
Straumann Holding AG	3,139	1,262,515
u-blox Holding AG#,*	6,322	1,138,477

TOTAL SWITZERLAND		$14,750,214
TAIWAN – 4.2%
Delta Electronics, Inc.	268,000	1,487,654
Far EasTone Telecommunications Co. Ltd.	403,000	956,524
Hon Hai Precision Industry Co. Ltd.	1,003,000	2,678,208
Largan Precision Co. Ltd.	13,000	1,845,531
Merida Industry Co. Ltd.	311,000	1,612,247
Taiwan Semiconductor Manufacturing Co. Ltd.	1,525,000	9,024,676

TOTAL TAIWAN		$17,604,840
THAILAND – 0.5%
Kasikornbank PCL	358,300	1,918,192
UNITED KINGDOM – 8.7%
Ashmore Group PLC	306,216	1,194,185
Booker Group PLC	512,219	1,313,233
British American Tobacco PLC	48,938	3,016,338
Compass Group PLC	100,858	1,791,542
Croda International PLC	29,393	1,237,974
Diageo PLC	41,641	1,154,293
Dignity PLC	44,097	1,356,344
HSBC Holdings PLC	216,000	1,858,253
Hunting PLC	182,963	1,278,584
NEX Group PLC	123,453	892,224
Prudential PLC	153,658	2,961,393
Reckitt Benckiser Group PLC	39,111	3,347,690
Rio Tinto Ltd.	35,900	1,815,461
Rolls-Royce Holdings PLC	1,151	9,665
Serco Group PLC*	757,332	1,371,926
SSP Group PLC	277,137	1,362,832
St James’s Place PLC	218,346	2,941,825
Tullow Oil PLC#,*	340,477	1,260,550
Ultra Electronics Holdings PLC	56,139	1,304,408
Unilever NV	30,561	1,233,690
Victrex PLC	48,831	1,167,162
Weir Group PLC (The)	56,206	1,417,683
Whitbread PLC	20,278	1,001,260

TOTAL UNITED KINGDOM		$36,288,515

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      19

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
UNITED STATES – 0.7%
Cognizant Technology Solutions Corp.*	19,940	$1,048,645
Shire PLC	35,818	1,973,367

TOTAL UNITED STATES		$3,022,012

TOTAL COMMON STOCKS (COST $360,610,681)		$376,387,960
INVESTMENT COMPANY – 3.9%
iShares Core MSCI EAFE ETF#	292,200	16,199,568

TOTAL INVESTMENT COMPANY (COST $15,979,091)		$16,199,568
PREFERRED STOCK – 0.0%**
PHILIPPINES – 0.0%**
Ayala Land Voting 1.23%††	178,200	358

TOTAL PREFERRED STOCK (COST $418)		$358
MONEY MARKET FUND – 4.2%
Dreyfus Government Cash Management
Fund, Institutional Shares, 0.47%^	17,244,595	17,244,595

TOTAL MONEY MARKET FUND (COST $17,244,595)		$17,244,595
RIGHT – 0.0%**
TUNISIA – 0.0%**
Societe D’Articles Hygieniques SA*	2,800	855

TOTAL RIGHT (COST $0)		$855
WARRANTS – 0.4%
SWITZERLAND – 0.4%
Hangzhou Hikvision Digital Technology Co. Ltd.*	462,973	1,758,186

TOTAL RIGHT (COST $1,595,142)		$1,758,186
REAL ESTATE INVESTMENT TRUST – 0.0%**
NIGERIA – 0.0%**
Afriland Properties PLC*,††	24,606	—

TOTAL REAL ESTATE INVESTMENT TRUST (COST $606)		$—

TOTAL INVESTMENTS IN SECURITIES – 99.3% (COST $395,430,533)		$411,591,522

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.0%
REPURCHASE AGREEMENTS – 4.0%
Citigroup Global Markets, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $3,173,570, collateralized by U.S. Government & Treasury Securities 0.88% to 11.50%, maturing 2/01/17 to 6/01/52; total market value of $3,236,992.	$3,173,521	$3,173,521
Daiwa Capital Markets America, 0.58%, dated 1/31/17, due 2/01/17, repurchase price $3,173,572, collateralized by U.S. Government & Treasury Securities 0.00% to 8.88%, maturing 2/16/17 to 9/09/49; total market value of $3,236,992.	3,173,521	3,173,521
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, dated 1/31/17, due 2/01/17, repurchase price $834,987, collateralized by U.S. Treasury Securities 0.00% to 1.25%, maturing 11/15/24 to 9/09/49; total market value of $851,674.	834,974	834,974
Nomura Securities International, Inc., 0.55%, dated 1/31/17, due 2/01/17, repurchase price $3,173,570, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 2/10/17 to 12/20/66; total market value of $3,236,991.	3,173,521	3,173,521
RBC Dominion Securities, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $3,173,570, collateralized by U.S. Government Securities 3.00% to 7.00%,maturing 3/01/37 to 1/01/47; total market value of $3,236,991.	3,173,521	3,173,521
TD Securities (USA) LLC, 0.56%, dated 1/31/17, due 2/01/17, repurchase price $3,173,570, collateralized by U.S. Government Securities 2.50% to 4.50%,maturing 9/01/27 to 8/01/46; total market value of $3,236,991.	3,173,521	3,173,521
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $16,702,579)		$16,702,579

TOTAL INVESTMENTS – 103.3% (COST $412,133,112)		$428,294,101
COLLATERAL FOR SECURITIES ON LOAN – (4.0%)		(16,702,579)
OTHER ASSETS LESS LIABILITIES – 0.7%		3,160,100

TOTAL NET ASSETS – 100.0%		$414,751,622

Cost of investments for Federal income tax purposes is $418,086,627. The net unrealized appreciation/(depreciation) of investments was $10,207,474. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,920,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,713,336.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2017 (unaudited)

20     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$—	$—	$—	$—
Austria	719,415	—	—	719,415
Belgium	5,718,865	—	—	5,718,865
Bermuda	1,315,791	—	—	1,315,791
Bulgaria	—	2,078	—	2,078
China	24,788,126	—	—	24,788,126
Denmark	8,235,401	—	—	8,235,401
France	38,529,410	—	—	38,529,410
Germany	35,180,011	3,330,616	—	38,510,627
Ghana	3,961	—	—	3,961
Hong Kong	22,844,673	—	—	22,844,673
India	7,395,841	—	—	7,395,841
Indonesia	5	5,567	—	5,572
Ireland	12,623,438	—	—	12,623,438
Italy	10,629,147	—	—	10,629,147
Japan	73,015,356	1,904,264	—	74,919,620
Lithuania	—	—	—	—
Luxembourg	2,695,036	—	—	2,695,036
Malaysia	—	—	—	—
Netherlands	16,533,720	—	—	16,533,720
Norway	1,225,197	—	—	1,225,197
Philippines	1,011,316	—	—	1,011,316
Portugal	—	—	—	—
Singapore	2,349,910	—	—	2,349,910
South Africa	2,774,973	—	—	2,774,973
South Korea	13,091,423	—	—	13,091,423
Spain	4,199,589	—	—	4,199,589
Sweden	12,681,058	—	—	12,681,058
Switzerland	14,750,214	—	—	14,750,214
Taiwan	17,604,840	—	—	17,604,840
Thailand	1,918,192	—	—	1,918,192
United Kingdom	36,288,515	—	—	36,288,515
United States	3,022,012	—	—	3,022,012
Investment Company	16,199,568	—	—	16,199,568
Preferred Stock
Philippines	—	358	—	358
Money Market Fund	17,244,595	—	—	17,244,595
Rights
Tunisia	—	855	—	855
Warrant
Switzerland	1,758,186	—	—	1,758,186
Real Estate Investment Trust
Nigeria	—	—	—	—
Repurchase Agreements	—	16,702,579	—	16,702,579

Total Investments in Securities	406,347,784	21,946,317	—	428,294,101

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      21

Wilmington Multi-Manager International Fund (concluded)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments!
Financial Futures Contracts	$126,057	$—	$—	$126,057

Total Assets – Other Financial Instruments	$126,057	$—	$—	$126,057

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(60)	$—	$(60)

Total Liabilities – Other Financial Instruments	$—	$(60)	$—	$(60)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts and financial future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to disclose transfers between levels based on valuations at the beginning of the period. An Australian Security, Arrium Ltd., was transferred from Level 1 to Level 2 at a valuation of $8,913. Additionally, a Bulgarian Security, Petrol AD, was transferred from Level 1 to Level 2 at a valuation of $2,020. They were both transferred due to the application of fair value procedures. The value of these securities at January 1, 2017 was $— and $2,078, respectively.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2017, the value of these securities amounted to $8,003 representing 0.00%** of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2017, these liquid restricted securities amounted to $3,348,842 representing 0.81% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LLC - Limited Liability Corporation

PCL - Public Company Limited

PLC - Public Limited Company

Reg S - Regulation S

At January 31, 2017, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
2/3/2017	Bank of New York	13,202 Euro	$14,191	$14,251	$(60)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(60)

At January 31, 2017, the Wilmington Multi-Manager International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
SGX Nifty 50 Index	February 2017	385	$6,477,463	$6,603,520	$126,057
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$126,057

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Multi-Manager Alternatives Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 90.5%
AEROSPACE & DEFENSE – 0.8%
General Dynamics Corp.	600	$108,648
Lockheed Martin Corp.	830	208,604
Northrop Grumman Corp.	420	96,214
Rockwell Collins, Inc.	590	53,548
Thales SA	240	22,483
United Technologies Corp.	2,675	293,367

TOTAL AEROSPACE & DEFENSE		$782,864
AIR FREIGHT & LOGISTICS – 0.7%
Deutsche Post AG	7,469	249,585
PostNL NV*	21,689	94,918
Royal Mail PLC	3,860	19,987
United Parcel Service, Inc., Class B	3,327	363,076

TOTAL AIR FREIGHT & LOGISTICS		$727,566
AIRLINES – 0.4%
Air France-KLM*	14,455	76,414
American Airlines Group, Inc.	4,010	177,443
Deutsche Lufthansa AG	7,296	97,151
SAS AB*	6,715	10,863

TOTAL AIRLINES		$361,871
AUTO COMPONENTS – 0.6%
Aisan Industry Co. Ltd.	4,500	37,782
Cie Generale des Etablissements Michelin	390	41,840
Exedy Corp.	2,400	65,043
Keihin Corp.	4,100	72,588
Nissin Kogyo Co. Ltd.	3,800	62,901
NOK Corp.	3,700	75,108
Showa Corp.	6,500	44,730
Sumitomo Riko Co. Ltd.	4,200	43,410
Tokai Rika Co. Ltd.	4,400	87,758
Toyoda Gosei Co. Ltd.	3,200	77,116

TOTAL AUTO COMPONENTS		$608,276
AUTOMOBILES – 0.6%
Harley-Davidson, Inc.	5,380	306,875
Honda Motor Co. Ltd.	5,100	152,986
Mitsubishi Motors Corp.	16,500	89,580
Renault SA	522	46,985

TOTAL AUTOMOBILES		$596,426

Description	Number of Shares	Value
BANKS – 0.1%
Itau Unibanco Holding SA ADR	12,451	$147,046
BEVERAGES – 1.5%
Anheuser-Busch InBev SA/NV	1,866	193,680
Coca-Cola Co. (The)	6,040	251,083
Coca-Cola European Partners	800	27,592
Diageo PLC	9,248	256,356
Dr. Pepper Snapple Group, Inc.	700	63,840
Heineken Holding NV	370	25,954
Heineken NV	2,635	196,925
Monster Beverage Corp.*	6,117	260,584
PepsiCo, Inc.	1,840	190,955

TOTAL BEVERAGES		$1,466,969
BUILDING PRODUCTS – 0.7%
Cie de St-Gobain	2,821	138,560
Lennox International, Inc.	3,430	537,858

TOTAL BUILDING PRODUCTS		$676,418
CAPITAL MARKETS – 2.0%
Banca Generali SpA	10,246	260,920
BlackRock, Inc.	371	138,747
CI Financial Corp.	1,050	21,948
FactSet Research Systems, Inc.	1,940	335,717
GAM Holding AG	3,766	38,248
Ichiyoshi Securities Co. Ltd.	3,000	23,355
IGM Financial, Inc.	540	16,595
Intercontinental Exchange Group, Inc.	10,170	593,521
Julius Baer Group Ltd.	1,120	52,336
Moody’s Corp.	990	102,633
MSCI, Inc.	1,800	148,950
SEI Investments Co.	1,710	82,952
Ubs Group AG	9,531	153,817
Uranium Participation Corp.*	8,200	26,467

TOTAL CAPITAL MARKETS		$1,996,206
CHEMICALS – 1.5%
Agrium, Inc.	2,987	307,474
Akzo Nobel NV	600	40,669
BASF SE	950	91,395
Dow Chemical Co. (The)	3,020	180,083
Johnson Matthey PLC	680	27,810
JSR Corp.	6,400	109,964
Mitsui Chemicals, Inc.	4,000	18,847

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      23

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Platform Specialty Products Corp.*	23,544	$285,824
Praxair, Inc.	1,605	190,096
Sherwin-Williams Co.	830	252,162

TOTAL CHEMICALS		$1,504,324
COMMERCIAL BANKS – 2.0%
First Citizens BancShares, Inc., Class A	400	146,696
First Republic Bank	3,707	349,681
Huntington Bancshares, Inc.	38,952	527,021
Oita Bank Ltd. (The)	6,000	22,531
PNC Financial Services Group, Inc. (The)	7,209	868,396
Tochigi Bank Ltd. (The)	4,300	21,898
Toronto-Dominion Bank (The)	1,870	96,874

TOTAL COMMERCIAL BANKS		$2,033,097
COMMERCIAL SERVICES & SUPPLIES – 2.2%
Babcock International Group PLC	1,390	15,615
Cintas Corp.	7,059	819,620
Clean Harbors, Inc.*	9,040	501,720
ISS A/S	680	24,156
Relia, Inc.	3,100	32,288
Securitas AB	1,380	21,961
UniFirst Corp.	1,550	198,245
Waste Connections, Inc.	6,130	492,239
Waste Management, Inc.	1,628	113,146

TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,218,990
COMMUNICATIONS EQUIPMENT – 1.2%
Cisco Systems, Inc.	8,829	271,227
Motorola Solutions, Inc.	8,989	725,502
Nokia OYJ	35,151	157,475
Telefonaktiebolaget LM Ericsson, Class B	16,367	96,644

TOTAL COMMUNICATIONS EQUIPMENT		$1,250,848
COMPUTERS & PERIPHERALS – 0.2%
Melco Holdings, Inc.	1,000	28,740
Western Digital Corp.	2,002	159,619

TOTAL COMPUTERS & PERIPHERALS		$188,359
CONSTRUCTION & ENGINEERING – 0.2%
Chiyoda Corp.	6,300	42,461
Raubex Group Ltd.	16,316	27,740
Skanska AB	1,170	28,624
Toyo Engineering Corp.	18,000	47,985
Vinci SA	830	58,150

TOTAL CONSTRUCTION & ENGINEERING		$204,960
CONSTRUCTION MATERIALS – 0.4%
Buzzi Unicem SpA	9,616	236,676
Imerys SA	210	16,846
LafargeHolcim Ltd.	2,302	123,062

Description	Number of Shares	Value
Vicat SA	766	$46,521

TOTAL CONSTRUCTION MATERIALS		$423,105
CONSUMER FINANCE – 0.3%
Capital One Financial Corp.	3,492	305,166
CONTAINERS & PACKAGING – 3.4%
AMVIG Holdings Ltd.	64,000	22,024
Ball Corp.	9,060	690,916
Graphic Packaging Holding Co.	41,481	518,927
International Paper Co.	14,034	794,324
Packaging Corp. of America	1,122	103,426
RPC Group PLC	38,000	511,982
Silgan Holdings, Inc.	3,460	202,445
WestRock Co.	11,250	600,300

TOTAL CONTAINERS & PACKAGING		$3,444,344
DIVERSIFIED CONSUMER SERVICES – 0.6%
Benesse Holdings, Inc.	2,000	58,188
New Oriental Education & Technology Group
Inc. ADR*	4,763	226,481
Service Corp. International	10,020	291,883

TOTAL DIVERSIFIED CONSUMER SERVICES		$576,552
DIVERSIFIED FINANCIAL SERVICES – 6.1%
Ackermans & van Haaren NV	1,100	149,738
Alpha Bank AE*	13,603	24,083
AMP Ltd.	8,570	32,497
Australia & New Zealand Banking Group Ltd.	3,500	77,747
Banco Popular Espanol SA	49,798	51,392
Bank Hapoalim BM	4,020	24,262
Bank Leumi Le-Israel BM*	5,750	23,750
Bank of America Corp.	15,601	353,207
Bank of Montreal	910	68,835
Bank of Nova Scotia (The)	2,349	140,423
Bank of Nova Scotia (The)	1,400	83,661
Berkshire Hathaway, Inc., Class B*	4,160	682,822
BNP Paribas SA	2,444	156,135
BOC Hong Kong Holdings Ltd.	9,500	38,201
BPER Banca	12,649	71,550
CaixaBank	25,266	92,216
Canadian Imperial Bank of Commerce	660	56,203
Cerved Information Solutions SpA	23,466	191,381
Citigroup, Inc.	4,654	259,833
Commonwealth Bank of Australia	1,620	100,328
Dah Sing Financial Holdings Ltd.	4,400	34,082
DBS Group Holdings Ltd.	3,600	48,456
G-Resources Group Ltd.	1,062,000	18,889
Hang Seng Bank Ltd.	1,900	38,911
HDFC Bank Ltd. ADR	3,641	250,974

January 31, 2017 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
HSBC Holdings PLC	31,600	$268,889
ING Groep NV	22,935	328,050
JPMorgan Chase & Co.	3,437	290,873
KB Financial Group, Inc. ADR*	2,364	95,978
Mitsubishi UFJ Financial Group, Inc.	28,100	181,900
Mizrahi Tefahot Bank Ltd.	930	14,302
Mizuho Financial Group, Inc.	59,100	110,076
National Australia Bank Ltd.	3,310	76,137
National Bank of Canada	880	37,986
Nordea Bank AB	20,809	251,456
Oversea-Chinese Banking Corp. Ltd.	6,720	44,773
Royal Bank of Canada	1,410	101,379
Sberbank of Russia PJSC ADR	21,200	247,192
Shinhan Financial Group Co. Ltd. ADR*	1,235	48,832
Societe Generale SA	2,689	131,366
Standard Chartered PLC*	11,620	113,158
Sumitomo Mitsui Financial Group, Inc.	4,000	157,683
Sumitomo Mitsui Trust Holdings, Inc.	1,300	48,726
U.S. Bancorp	2,890	152,159
UniCredit SpA	1,847	50,165
United Overseas Bank Ltd.	2,890	42,898
Wells Fargo & Co.	3,771	212,420
Westpac Banking Corp.	3,600	86,576

TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,162,550
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.3%
AT&T, Inc.	5,960	251,274
BCE, Inc.	560	25,245
Bezeq The Israeli Telecommunication Corp. Ltd.	10,460	18,259
Deutsche Telekom AG	4,210	73,443
Hellenic Telecommunications Organization SA	7,916	72,037
HKT Trust & HKT Ltd.	14,000	19,596
KT Corp. ADR*	6,799	101,101
Magyar Telekom Telecommunications PLC ADR	6,900	60,841
Nippon Telegraph & Telephone Corp.	20,430	900,903
Orange SA	3,420	52,887
Proximus SADP	700	20,074
Rostelecom PJSC ADR	1,250	10,600
Singapore Telecommunications Ltd.	16,700	45,857
Spark New Zealand Ltd.	8,210	21,143
Swisscom AG	70	30,772
Telefonica SA	7,354	70,853
Telenor ASA	8,292	131,296
Telia Co. AB	7,700	31,224
Telstra Corp. Ltd.	10,220	38,754

Description	Number of Shares	Value
TELUS Corp.	740	$24,704
Verizon Communications, Inc.	7,135	349,686

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,350,549
ELECTRIC UTILITIES – 2.7%
Alliant Energy Corp.	1,190	44,803
American Electric Power Co., Inc.	1,350	86,481
Avangrid, Inc.	13,060	506,728
CLP Holdings Ltd.	4,000	39,103
Duke Energy Corp.	1,450	113,883
Edison International	3,242	236,277
Emera, Inc.	370	12,921
Endesa SA	1,190	24,465
Entergy Corp.	770	55,163
Eversource Energy	1,160	64,171
Fortis, Inc.	1,090	35,048
Iberdrola SA	8,980	56,555
NextEra Energy, Inc.	950	117,534
OGE Energy Corp.	1,190	39,913
PG&E Corp.	1,380	85,408
Pinnacle West Capital Corp.	580	45,025
Power Assets Holdings Ltd.	89,970	864,461
PPL Corp.	2,150	74,906
Red Electrica Corp. SA	1,480	26,409
Southern Co. (The)	2,150	106,275
SSE PLC	2,210	41,397
Xcel Energy, Inc.	1,700	70,244

TOTAL ELECTRIC UTILITIES		$2,747,170
ELECTRICAL EQUIPMENT – 0.8%
AMETEK, Inc.	5,545	283,350
Eaton Corp. PLC	5,345	378,319
Ushio, Inc.	3,500	44,482
Zumtobel Group AG	3,083	51,719

TOTAL ELECTRICAL EQUIPMENT		$757,870
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.2%
Citizen Watch Co. Ltd.	8,500	52,998
Hosiden Corp.	6,400	49,540
Nichicon Corp.	6,100	57,483
Nippon Chemi-Con Corp.	16,000	36,985
Taiyo Yuden Co. Ltd.	3,300	40,362

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$237,368
ENERGY EQUIPMENT & SERVICES – 0.4%
Baker Hughes, Inc.	5,726	361,196
Saipem SpA*	94,614	48,259

TOTAL ENERGY EQUIPMENT & SERVICES		$409,455

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      25

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
FOOD & STAPLES RETAILING – 1.5%
Alimentation Couche Tard, Inc.	910	$41,687
Booker Group PLC	150,215	385,123
Cawachi Ltd.	1,400	36,032
Costco Wholesale Corp.	1,490	244,286
George Weston Ltd.	240	20,469
ICA Gruppen AB	490	16,005
J Sainsbury PLC	32,363	104,998
Koninklijke Ahold Delhaize NV	2,400	51,026
Loblaw Cos. Ltd.	630	33,111
Metro AG	2,261	77,152
Metro, Inc.	830	25,214
SPAR Group Ltd. (The)	1,130	15,975
Walgreens Boots Alliance, Inc.	2,345	192,149
Walmart de Mexico SAB de CV	28,700	50,784
Wal-Mart Stores, Inc.	2,300	153,502
Wesfarmers Ltd.	1,850	56,486

TOTAL FOOD & STAPLES RETAILING		$1,503,999
FOOD PRODUCTS – 1.4%
Ebro Foods SA	6,360	131,134
General Mills, Inc.	1,510	94,345
Hershey Co. (The)	2,400	253,128
Ingredion, Inc.	1,280	164,083
JM Smucker Co. (The)	460	62,491
Kellogg Co.	930	67,620
Marine Harvest ASA	1,430	25,278
Nestle SA	3,195	233,438
Pinnacle Foods, Inc.	2,990	159,038
Tate & Lyle PLC	2,270	19,147
Tiger Brands Ltd.	730	21,974
Viscofan SA	3,680	186,771
Wilmar International Ltd.	8,290	22,823

TOTAL FOOD PRODUCTS		$1,441,270
GAS UTILITIES – 0.4%
Enagas SA	910	22,299
ENN Energy Holdings Ltd.	40,200	198,956
UGI Corp.	4,720	218,866

TOTAL GAS UTILITIES		$440,121
HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
Align Technology, Inc.*	2,425	222,348
Baxter International, Inc.	2,884	138,172
Becton Dickinson & Co.	540	95,737
Medtronic PLC	5,300	402,906
Smith & Nephew PLC	2,360	35,122

Description	Number of Shares	Value
Steris PLC	7,982	$565,365
Zimmer Biomet Holdings, Inc.	1,310	155,012

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,614,662
HEALTH CARE PROVIDERS & SERVICES – 3.0%
Acadia Healthcare Co., Inc.*	2,571	98,649
AmerisourceBergen Corp.	4,650	405,852
Cardinal Health, Inc.	3,310	248,118
HCA Holdings, Inc.*	6,870	551,524
Laboratory Corp. of America Holdings*	2,940	394,577
McKesson Corp.	3,261	453,768
Quest Diagnostics, Inc.	2,507	230,443
Suzuken Co. Ltd.	1,100	36,339
UnitedHealth Group, Inc.	1,375	222,888
Universal Health Services, Inc., Class B	3,120	351,406

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,993,564
HEALTH CARE TECHNOLOGY – 0.0%**
AGFA-Gevaert NV*	10,237	40,369
HOTELS, RESTAURANTS & LEISURE – 1.7%
Choice Hotels International, Inc.	7,158	397,269
Compass Group PLC	10,015	177,897
Domino’s Pizza Group PLC	26,111	119,007
Hilton Worldwide Holdings, Inc.	5,799	333,906
Hyatt Hotels Corp., Class A*	3,848	210,524
McDonald’s Corp.	1,915	234,722
Panera Bread Co., Class A*	1,130	236,238

TOTAL HOTELS, RESTAURANTS & LEISURE		$1,709,563
HOUSEHOLD DURABLES – 1.5%
Alpine Electronics, Inc.	5,300	77,357
Funai Electric Co. Ltd.	5,000	40,209
Husqvarna AB, Class B	2,280	19,080
Newell Brands, Inc.	6,450	305,279
Nikon Corp.	4,500	72,735
NVR, Inc.*	420	780,360
Persimmon PLC	8,137	197,460
Pioneer Corp.*	29,800	65,454

TOTAL HOUSEHOLD DURABLES		$1,557,934
HOUSEHOLD PRODUCTS – 0.7%
Colgate-Palmolive Co.	3,570	230,551
Henkel AG & Co. KGaA	310	32,608
Kimberly-Clark Corp.	850	102,961
Procter & Gamble Co. (The)	1,325	116,070
Reckitt Benckiser Group PLC	2,230	190,876
Svenska Cellulosa AB	1,430	42,996

TOTAL HOUSEHOLD PRODUCTS		$716,062

January 31, 2017 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
INDUSTRIAL CONGLOMERATES – 1.1%
CK Hutchison Holdings Ltd.	4,500	$54,199
General Electric Co.	8,270	245,619
Honeywell International, Inc.	2,220	262,670
Koninklijke Philips NV	3,854	112,893
Rheinmetall AG	1,157	88,478
Siemens AG	2,594	325,528
Smiths Group PLC	1,410	26,625

TOTAL INDUSTRIAL CONGLOMERATES		$1,116,012
INSURANCE – 8.0%
Admiral Group PLC	950	21,225
Aflac, Inc.	1,180	82,588
Ageas	2,616	111,773
Alleghany Corp.*	330	201,818
Allstate Corp. (The)	1,090	81,979
American International Group, Inc.	4,886	313,974
Aon PLC	750	84,525
Arch Capital Group Ltd.*	580	51,243
Arthur J Gallagher & Co.	900	48,447
Assicurazioni Generali SpA	23,191	369,013
Axis Capital Holdings Ltd.	570	36,486
Baloise Holding AG	190	24,385
Chubb Ltd.	2,820	370,802
CNO Financial Group, Inc.	12,790	241,859
Coface SA*	6,819	44,020
Dai-ichi Life Holdings, Inc.	5,400	98,617
Delta Lloyd NV	5,866	33,707
Direct Line Insurance Group	5,470	24,429
Everest Re Group Ltd.	210	46,185
Fairfax Financial Holdings Ltd.	1,504	702,734
FNF Group	8,170	288,891
Gjensidige Forsikring ASA	1,080	18,580
Great-West Lifeco, Inc.	1,010	27,678
Hannover Rueck SE	230	25,238
Industrial Alliance Insurance & Financial
Services, Inc.	480	20,196
Insurance Australia Group Ltd.	7,140	31,244
Intact Financial Corp.	4,889	356,967
Markel Corp.*	951	879,675
Marsh & McLennan Cos., Inc.	3,832	260,653
MetLife, Inc.	8,707	473,748
Muenchener Rueckversicherungs AG	280	52,533
Power Corp. of Canada	1,230	28,858
Power Financial Corp.	950	24,684
Progressive Corp.	1,970	73,757
Reinsurance Group of America, Inc.	350	43,915

Description	Number of Shares	Value
RenaissanceRe Holdings Ltd.	270	$36,806
RSA Insurance Group PLC	3,670	26,478
Storebrand ASA*	10,071	61,356
Sun Life Financial, Inc.	1,200	47,364
Suncorp Group Ltd.	3,480	34,389
Swiss Life Holding AG	100	30,226
Swiss Re AG	570	53,051
T&D Holdings, Inc.	9,800	146,119
Torchmark Corp.	5,849	430,135
Travelers Cos., Inc. (The)	760	89,513
White Mountains Insurance Group Ltd.	290	263,830
Willis Towers Watson PLC	4,746	593,867
XL Group Ltd.	4,050	152,159
Zurich Financial Services AG	1,778	509,386

TOTAL INSURANCE		$8,071,105
INTERNET & CATALOG RETAIL – 0.9%
Amazon.com, Inc.*	394	324,451
Netflix, Inc.*	2,235	314,487
priceline.com, Inc.*	165	259,896
Qliro Group AB*	13,443	16,752

TOTAL INTERNET & CATALOG RETAIL		$915,586
INTERNET SOFTWARE & SERVICES – 1.3%
Alibaba Group Holding-Sp ADR*	3,746	379,507
DeNA Co. Ltd.	1,600	35,837
Facebook, Inc., Class A*	2,464	321,108
Gree, Inc.	10,800	58,156
Just Eat PLC*	28,003	190,054
Mimecast Ltd.*	5,619	119,460
Tencent Holdings Ltd.	7,300	192,311

TOTAL INTERNET SOFTWARE & SERVICES		$1,296,433
IT SERVICES – 2.7%
Accenture PLC, Class A	3,955	450,356
Amdocs Ltd.	3,590	210,769
Automatic Data Processing, Inc.	6,490	655,425
Booz Allen Hamilton Holding Corp.	7,170	242,489
CGI Group, Inc., Class A*	640	30,774
Compal Electronics, Inc. GDR	23,500	70,660
Computer Sciences Corp.	3,681	228,958
Fidelity National Information Services, Inc.	5,355	425,294
Fujitsu Ltd.	21,000	122,492
NET One Systems Co. Ltd.	7,400	50,531
Sopra Steria Group	496	57,479
Visa, Inc., Class A	2,137	176,751

TOTAL IT SERVICES		$2,721,978
LEISURE EQUIPMENT & PRODUCTS – 0.0%**
Sankyo Co. Ltd.	730	24,407

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
LIFE SCIENCES TOOLS & SERVICES – 0.0%**
CMIC Holdings Co. Ltd.	1,800	$23,913
MACHINERY – 2.3%
Allison Transmission Holdings, Inc.	8,660	302,927
Alstom SA*	2,967	84,076
Atlas Copco AB	3,145	100,781
Caterpillar, Inc.	1,861	178,023
Deere & Co.	3,510	375,746
Hisaka Works Ltd.	2,500	20,747
IDEX Corp.	5,067	456,841
Japan Steel Works Ltd. (The)	3,500	65,840
Middleby Corp.*	2,128	285,535
PACCAR, Inc.	5,490	369,532
Sumitomo Heavy Industries Ltd.	4,400	30,318
Toshiba Machine Co. Ltd.	14,000	61,004

TOTAL MACHINERY		$2,331,370
MARINE – 0.2%
D/S Norden A/S*	2,812	50,007
Kuehne + Nagel International AG	710	96,719
Pacific Basin Shipping Ltd.*	286,000	53,448

TOTAL MARINE		$200,174
MEDIA – 1.7%
Avex Group Holdings, Inc.	2,000	30,095
Comcast Corp., Class A	2,810	211,930
DISH Network Corp.*	5,110	302,359
Gendai Agency, Inc.	1,200	6,568
Lagardere SCA	640	16,035
Metropole Television SA	1,909	37,496
Omnicom Group, Inc.	820	70,233
Proto Corp.	800	9,898
RTL Group	220	16,760
SES SA	20,647	401,417
Sky PLC	20,930	263,564
Television Francaise 1	6,777	74,548
Walt Disney Co. (The)	1,840	203,596
WPP PLC	2,290	53,122

TOTAL MEDIA		$1,697,621
METALS & MINING – 1.5%
Anglo American Platinum Ltd.*	1,926	50,208
Anglo American PLC*	4,984	85,145
Barrick Gold Corp.	3,200	58,971
Catcher Technology Co. Ltd. GDR	5,474	222,655
Centerra Gold, Inc.	8,300	41,014
Chubu Steel Plate Co. Ltd.	2,400	13,604
Eldorado Gold Corp.*	18,159	64,101

Description	Number of Shares	Value
Glencore Xstrata PLC*	56,759	$233,095
Gold Fields Ltd.	12,179	41,729
Impala Platinum Holdings Ltd.*	11,557	45,833
Ivanhoe Mines Ltd., Class A*	14,900	45,459
Kinross Gold Corp.*	10,790	42,081
Kyoei Steel Ltd.	3,100	62,489
Lonmin PLC*	3,873	6,200
Nakayama Steel Works Ltd.*	1,800	12,164
Neturen Co. Ltd.	3,200	25,507
Northern Dynasty Minerals Ltd.*	2,500	7,243
Pacific Metals Co. Ltd.*	12,000	37,942
Resolute Mining Ltd.	26,569	29,318
Salzgitter AG	1,679	64,217
Tokyo Steel Manufacturing Co. Ltd.	7,200	64,979
Vale SA ADR	20,288	206,532
Western Areas Ltd.*	17,621	32,741
Yamato Kogyo Co. Ltd.	1,800	53,884

TOTAL METALS & MINING		$1,547,111
MULTILINE RETAIL – 0.2%
Canadian Tire Corp. Ltd., Class A	250	26,588
Dollar General Corp.	1,760	129,923
Harvey Norman Holdings Ltd.	3,810	14,447
Marks & Spencer Group PLC	15,060	63,562
New World Department Store China Ltd.*	93,000	13,425

TOTAL MULTILINE RETAIL		$247,945
MULTI-UTILITIES – 1.6%
Ameren Corp.	1,040	54,756
Atco Ltd., Class I	450	15,846
Canadian Utilities Ltd.	640	18,218
Centrica PLC	60,457	170,592
Consolidated Edison, Inc.	980	72,863
DTE Energy Co.	650	64,116
E.ON AG	29,816	228,621
Engie SA	5,967	71,274
National Grid PLC	36,122	421,562
NiSource, Inc.	1,840	41,161
Public Service Enterprise Group, Inc.	1,640	72,570
RWE AG*	2,992	39,582
SCANA Corp.	670	46,029
Sempra Energy	2,590	265,190
WEC Energy Group, Inc.	1,120	66,136

TOTAL MULTI-UTILITIES		$1,648,516
OFFICE ELECTRONICS – 0.1%
Canon, Inc.	3,300	97,764
OIL, GAS & CONSUMABLE FUELS – 4.1%
BP PLC	38,655	229,938

January 31, 2017 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Canadian Natural Resources Ltd.	3,472	$104,959
Chevron Corp.	2,876	320,243
Eni SpA	11,243	172,465
EOG Resources, Inc.	2,889	293,465
Gazprom PJSC ADR	18,276	90,192
Imperial Oil Ltd.	5,660	186,079
Inpex Corp.	4,800	47,209
Japan Petroleum Exploration Co. Ltd.	2,900	65,186
KazMunaiGas Exploration Production JSC
GDR*	705	6,864
LUKOIL PJSC ADR	1,900	106,790
Marathon Oil Corp.	10,156	170,113
Painted Pony Petroleum Ltd.*	3,400	20,433
Petro Rio SA*	100	831
Petroleo Brasileiro SA ADR*	17,149	175,949
Pioneer Natural Resources Co.	1,418	255,566
Royal Dutch Shell PLC, Class B	16,680	469,296
Statoil ASA	2,552	47,463
Suncor Energy, Inc.	4,485	139,214
Surgutneftegas OJSC ADR	15,100	80,861
Total SA	11,140	561,119
TransCanada Corp.	5,582	263,582
Valero Energy Corp.	2,176	143,094
World Fuel Services Corp.	5,140	228,627

TOTAL OIL, GAS & CONSUMABLE FUELS		$4,179,538
PERSONAL PRODUCTS – 0.5%
Unilever NV ADR	11,262	456,401
PHARMACEUTICALS – 4.5%
Almirall SA	2,956	47,546
AstraZeneca PLC ADR	17,273	683,729
Bristol-Myers Squibb Co.	9,397	461,957
Eisai Co.Ltd.	5,100	280,724
GlaxoSmithKline PLC	4,880	93,805
H Lundbeck A/S*	280	11,999
Johnson & Johnson	4,550	515,288
Merck & Co., Inc.	15,118	937,165
Merck KGaA	330	36,211
Novartis AG	4,075	298,352
Ono Pharmaceutical Co. Ltd.	13,390	273,528
Roche Holding AG	2,638	621,145
Takeda Pharmaceutical Co. Ltd.	3,200	133,884
Zoetis, Inc.	3,425	188,170

TOTAL PHARMACEUTICALS		$4,583,503
PROFESSIONAL SERVICES – 0.4%
Adecco Group AG	999	71,072
En-Japan, Inc.	800	14,461
Experian PLC	10,845	208,602

Description	Number of Shares	Value
Hays PLC	35,436	$67,938
RELX NV	2,370	39,975
SThree PLC	3,213	12,904
Wolters Kluwer NV	880	33,586

TOTAL PROFESSIONAL SERVICES		$448,538
REAL ESTATE INVESTMENT TRUSTS – 2.3%
American Tower Corp.	6,865	710,528
Ascendas Real Estate Investment Trust	11,420	19,933
CapitaLand Mall Trust	12,940	17,812
Dexus Property Group	3,700	25,199
Equinix, Inc.	592	227,908
Fonciere Des Regions	190	15,803
Goodman Group	5,780	30,334
GPT Group (The)	6,900	24,490
Growthpoint Properties Ltd.	10,070	19,654
H&R Real Estate Investment Trust	880	15,257
ICADE	2,345	165,860
Klepierre	740	28,079
Mirvac Group	15,240	23,463
Park Hotels & Resorts, Inc.	7,003	190,061
Public Storage	605	130,075
Stockland	8,370	27,613
Store Capital Corp.	5,980	141,487
Vicinity Centres	12,230	26,527
Weyerhaeuser Co.	14,578	456,729

TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,296,812
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
CapitaLand Ltd.	10,470	24,441
Castellum AB	10,514	144,841
City Developments Ltd.	2,510	16,438
Daito Trust Construction Co. Ltd.	4,500	629,307
Henderson Land Development Co. Ltd.	4,000	22,194
Hongkong Land Holdings Ltd.	3,980	26,865
Hysan Development Co. Ltd.	4,000	18,302
LendLease Group	2,260	24,150
Sumitomo Real Estate Sales Co. Ltd.	2,000	45,558
Swire Pacific Ltd.	2,500	25,503
Swire Properties Ltd.	6,200	17,500
UOL Group Ltd.	3,190	14,418

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,009,517
ROAD & RAIL – 2.8%
AMERCO	808	304,349
Canadian National Railway Co.	14,338	996,525
ComfortDelGro Corp. Ltd.	10,860	18,571
DSV A/S	5,028	244,084
Genesee & Wyoming, Inc., Class A*	7,290	549,374

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
JB Hunt Transport Services, Inc.	2,058	$203,907
Kansas City Southern	1,200	103,092
Knight Transportation, Inc.	5,045	168,503
Localiza Rent a Car SA	16,500	192,956

TOTAL ROAD & RAIL		$2,781,361
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%
Intel Corp.	9,702	357,228
Kontron AG*	6,248	19,654
Maxim Integrated Products, Inc.	4,454	198,114
Miraial Co. Ltd.	1,700	14,544
QUALCOMM, Inc.	6,109	326,404
Rohm Co. Ltd.	1,520	97,465
Shinkawa Ltd.*	1,500	11,412
Shinko Electric Industries Co. Ltd.	9,200	69,992
Skyworks Solutions, Inc.	2,630	241,276
STMicroelectronics NV	4,730	62,268
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR	4,053	125,278
Tokyo Seimitsu Co. Ltd.	1,530	50,137

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$1,573,772
SOFTWARE – 1.9%
Alpha Systems, Inc.	500	8,697
Microsoft Corp.	9,361	605,189
Nice Ltd.	290	20,272
Nintendo Co. Ltd.	260	53,239
Open Text Corp.	880	30,121
Oracle Corp.	4,350	174,479
ServiceNow, Inc.*	1,817	164,657
SS&C Technologies Holdings, Inc.	14,704	472,440
Synopsys, Inc.*	770	48,425
Workday, Inc., Class A*	4,399	365,513

TOTAL SOFTWARE		$1,943,032
SPECIALTY RETAIL – 1.8%
Advance Auto Parts, Inc.	4,140	679,954
AutoZone, Inc.*	390	282,742
CarMax, Inc.*	2,060	137,423
Halfords Group PLC	10,130	46,132
Home Depot, Inc. (The)	1,470	202,243
Honeys Co. Ltd.	1,900	18,191
Kingfisher PLC	6,930	29,310
Lowe’s Cos., Inc.	1,430	104,504
PAL GROUP Holdings Co. Ltd.	1,300	33,171
TJX Cos., Inc. (The)	2,695	201,909
Xebio Holdings Co. Ltd.	2,600	38,870

TOTAL SPECIALTY RETAIL		$1,774,449

Description	Number of Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – 0.3%
Daphne International Holdings Ltd.*	146,000	$13,172
Geox SpA	15,202	32,772
NIKE, Inc., Class B	4,730	250,217
Sanyo Shokai Ltd.	15,000	22,319

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$318,480
TOBACCO – 1.2%
British American Tobacco PLC	11,112	684,898
Imperial Brands PLC	1,450	67,009
Philip Morris International, Inc.	3,987	383,270
Swedish Match AB	760	24,728

TOTAL TOBACCO		$1,159,905
TRADING COMPANIES & DISTRIBUTORS – 1.1%
Fastenal Co.	9,300	462,024
Kuroda Electric Co. Ltd.	2,000	41,272
MSC Industrial Direct Co., Inc., Class A	2,365	241,585
Rexel SA	16,502	286,894
SIG PLC	38,874	50,273

TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,082,048
TRANSPORTATION INFRASTRUCTURE – 0.3%
Abertis Infraestructuras SA	2,040	29,168
Hamburger Hafen und Logistik AG	1,545	31,430
Jiangsu Expressway Co. Ltd., Class H	220,000	275,890

TOTAL TRANSPORTATION INFRASTRUCTURE		$336,488
WATER UTILITIES – 0.2%
Guangdong Investment Ltd.	198,000	246,259
WIRELESS TELECOMMUNICATION SERVICES – 1.2%
China Mobile Ltd.	7,000	79,257
KDDI Corp.	19,535	524,232
Millicom International Cellular SA	4,368	216,026
NTT DOCOMO, Inc.	11,600	278,057
Orange Belgium SA*	2,092	47,176
Rogers Communications, Inc.	940	40,778
StarHub Ltd.	5,070	10,684
Vodacom Group Ltd.	1,760	19,722

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,215,932

TOTAL COMMON STOCKS (COST $90,861,220)		$91,541,863
INVESTMENT COMPANIES – 0.2%
EQUITY FUNDS – 0.2%
iShares Core MSCI EAFE ETF	301	16,687

January 31, 2017 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
iShares MSCI South Korea Capped ETF	895	$51,803
iShares MSCI Taiwan Capped ETF	3,666	115,552

TOTAL EQUITY FUNDS		$184,042

TOTAL INVESTMENT COMPANIES (COST $178,036)		$184,042
PREFERRED STOCKS – 0.1%
TELECOMMUNICATION SERVICES – 0.0%**
Telefonica Brasil SA 1.65%	2,800	41,470
UTILITIES – 0.1%
Cia Paranaense de Energia 1.51%	5,200	53,054

TOTAL PREFERRED STOCKS (COST $90,527)		$94,524

Description	Number of Shares	Value
MONEY MARKET FUND – 5.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	5,756,305	$5,756,305

TOTAL MONEY MARKET FUND (COST $5,756,305)		$5,756,305

TOTAL INVESTMENTS IN SECURITIES – 96.5% (COST $96,886,088)		$97,576,734
TOTAL INVESTMENTS – 96.5%		$97,576,734
OTHER ASSETS LESS LIABILITIES – 3.5%		3,564,138

TOTAL NET ASSETS – 100.0%		$101,140,872

Cost of investments for Federal income tax purposes is $99,555,999. The net unrealized appreciation/(depreciation) of investments was $(1,979,265). This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,621,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,601,206.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$782,864	$—	$—	$782,864
Air Freight & Logistics	727,566	—	—	727,566
Airlines	361,871	—	—	361,871
Auto Components	608,276	—	—	608,276
Automobiles	596,426	—	—	596,426
Banks	147,046	—	—	147,046
Beverages	1,466,969	—	—	1,466,969
Building Products	676,418	—	—	676,418
Capital Markets	1,996,206	—	—	1,996,206
Chemicals	1,504,324	—	—	1,504,324
Commercial Banks	2,033,097	—	—	2,033,097
Commercial Services & Supplies	2,218,990	—	—	2,218,990
Communications Equipment	1,250,848	—	—	1,250,848
Computers & Peripherals	188,359	—	—	188,359
Construction & Engineering	204,960	—	—	204,960
Construction Materials	423,105	—	—	423,105
Consumer Finance	305,166	—	—	305,166
Containers & Packaging	3,444,344	—	—	3,444,344
Diversified Consumer Services	576,552	—	—	576,552
Diversified Financial Services	6,162,550	—	—	6,162,550
Diversified Telecommunication Services	2,350,549	—	—	2,350,549

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Multi-Manager Alternatives Fund (continued)

	Level 1	Level 2	Level 3	Total
Electric Utilities	$2,747,170	$—	$—	$2,747,170
Electrical Equipment	757,870	—	—	757,870
Electronic Equipment, Instruments & Components	237,368	—	—	237,368
Energy Equipment & Services	409,455	—	—	409,455
Food & Staples Retailing	1,503,999	—	—	1,503,999
Food Products	1,441,270	—	—	1,441,270
Gas Utilities	440,121	—	—	440,121
Health Care Equipment & Supplies	1,614,662	—	—	1,614,662
Health Care Providers & Services	2,993,564	—	—	2,993,564
Health Care Technology	40,369	—	—	40,369
Hotels, Restaurants & Leisure	1,709,563	—	—	1,709,563
Household Durables	1,557,934	—	—	1,557,934
Household Products	716,062	—	—	716,062
Industrial Conglomerates	1,116,012	—	—	1,116,012
Insurance	8,071,105	—	—	8,071,105
Internet & Catalog Retail	915,586	—	—	915,586
Internet Software & Services	1,296,433	—	—	1,296,433
IT Services	2,721,978	—	—	2,721,978
Leisure Equipment & Products	24,407	—	—	24,407
Life Sciences Tools & Services	23,913	—	—	23,913
Machinery	2,331,370	—	—	2,331,370
Marine	200,174	—	—	200,174
Media	1,697,621	—	—	1,697,621
Metals & Mining	1,547,111	—	—	1,547,111
Multiline Retail	247,945	—	—	247,945
Multi-Utilities	1,648,516	—	—	1,648,516
Office Electronics	97,764	—	—	97,764
Oil, Gas & Consumable Fuels	4,179,538	—	—	4,179,538
Personal Products	456,401	—	—	456,401
Pharmaceuticals	4,583,503	—	—	4,583,503
Professional Services	448,538	—	—	448,538
Real Estate Investment Trusts	2,296,812	—	—	2,296,812
Real Estate Management & Development	1,009,517	—	—	1,009,517
Road & Rail	2,781,361	—	—	2,781,361
Semiconductors & Semiconductor Equipment	1,573,772	—	—	1,573,772
Software	1,943,032	—	—	1,943,032
Specialty Retail	1,774,449	—	—	1,774,449
Textiles, Apparel & Luxury Goods	318,480	—	—	318,480
Tobacco	1,159,905	—	—	1,159,905
Trading Companies & Distributors	1,082,048	—	—	1,082,048
Transportation Infrastructure	336,488	—	—	336,488
Water Utilities	246,259	—	—	246,259
Wireless Telecommunication Services	1,215,932	—	—	1,215,932
Investment Companies	—	184,042	—	184,042
Preferred Stocks	94,524	—	—	94,524
Money Market Fund	5,756,305	—	—	5,756,305

Total Investments in Securities	97,392,692	184,042	—	97,576,734

January 31, 2017 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$701	$—	$701
Financial Futures Contracts	469,161	—	—	469,161

Total Assets – Other Financial Instruments	$469,161	$701	$—	$469,862

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(12,434)	$—	$(12,434)

Total Liabilities – Other Financial Instruments	$—	$—	$—	$(12,434)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts and financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.
*	Non-income producing security.
^	7-Day net yield.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

PLC - Public Limited Company

SPDR - Standard & Poor’s Depository Receipts

At January 31, 2017, the Wilmington Multi-Manager Alternatives Fund had the following outstanding foreign exchange contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/1/2017	Morgan Stanley & Co., Inc.	1,335,047 Japanese Yen	$11,591	$11,824	$233
2/1/2017	UBS Securities LLC	171,534 South African Rand	12,748	12,730	(18)
2/1/2017	BNP Paribas SA	16,639 Canadian Dollar	12,717	12,787	70
2/2/2017	Credit Suisse International	523,956 Mexican Peso	25,216	25,126	(90)
2/2/2017	BNP Paribas SA	231,141 Japanese Yen	2,016	2,047	31
2/2/2017	Citigroup Global Markets	18,470 Canadian Dollar	14,079	14,194	115
2/3/2017	HSBC Bank USA, N.A.	522,204 Mexican Peso	25,073	25,042	(31)
CONTRACTS SOLD
2/1/2017	Morgan Stanley & Co., Inc.	3,870,885 Japanese Yen	33,606	34,283	(677)
2/1/2017	BNP Paribas SA	46,742 Pound Sterling	58,335	58,801	(466)
2/1/2017	Credit Suisse International	23,458 Euro	25,113	25,323	(210)
2/2/2017	BNP Paribas SA	371,170 Euro	400,931	400,680	251
2/2/2017	Morgan Stanley & Co., Inc.	73,894 Hong Kong Dollar	9,525	9,524	1
2/2/2017	UBS Securities LLC	66,912 Pound Sterling	84,125	84,175	(50)
2/2/2017	Bank of New York	5,474 Canadian Dollar	4,195	4,207	(12)
2/2/2017	Bank of New York	22 Euro	23	23	—
3/15/2017	National Australia Bank Ltd.	1,376,000 Pound Sterling	1,725,064	1,732,579	(7,515)
3/15/2017	National Australia Bank Ltd.	1,222,000 Euro	1,318,173	1,321,538	(3,365)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(11,733)

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Multi-Manager Alternatives Fund (concluded)

At January 31, 2017, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
SHORT POSITIONS:
E-mini MSCI EAFE Index	March 2017	142	$12,364,188	$12,271,640	$92,548
E-mini MSCI Emerging Markets Index	March 2017	35	1,604,377	1,601,425	2,952
E-mini Russell 2000 Index	March 2017	72	4,950,647	4,894,200	56,447
E-mini S&P 500 Index	March 2017	216	24,757,398	24,564,600	192,798
Euro STOXX 50 Index	March 2017	56	1,977,214	1,933,477	43,737
FTSE 100 Index	March 2017	11	982,329	975,684	6,645
S&P TSX 60 Index	March 2017	25	3,512,355	3,464,180	48,175
Topix Index	March 2017	7	947,831	921,972	25,859
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$469,161

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Par Value		Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 60.8%
ASSET-BACKED SECURITIES – 1.2%
COLLATERALIZED LOAN OBLIGATION – 0.4%
CIFC Funding Ltd., Series 2012-1A, Class A1R2, 2.18%, 8/14/24Δ,Ώ	$866,677		$867,326
Cordatus CLO I PLC, 2006-1X A2, 0.76%, 1/30/24Δ	56,820	GBP	71,111
Cordatus CLO II PLC, 2007-1X A1F, 0.00%, 7/25/24Δ	21,119	EUR	22,713
Symphony CLO VIII LP, Series 2012-8AR, Class AR, 2.11%, 1/09/23Δ,Ώ	361,709		361,997
Venture VII CDO Ltd., Series 2006-7A, Class A1A, 1.26%, 1/20/22Δ,Ώ	249,073		247,436

TOTAL COLLATERALIZED LOAN OBLIGATION			$1,570,583
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, 1.16%, 3/25/36Δ	300,000		288,408
Bear Stearns Asset Backed Securities Trust, Series 2005-TC1, Class M2, 1.75%, 5/25/35Δ	545,623		507,462

TOTAL DIVERSIFIED FINANCIAL SERVICES			$795,870
WHOLE LOAN – 0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 0.99%, 8/25/36Δ	1,200,000		1,115,818
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, 1.72%, 4/25/36Δ	241,321		223,514
JP Morgan Mortgage Acquisition Trust 2006-NC1, Series 2006-NC1, Class A4, 0.93%, 4/25/36Δ	614,173		613,332
Navient Student Loan Trust, Series 2016-7A, Class A, 1.92%, 3/25/66Δ,Ώ	295,641		301,079
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class M2, 1.06%, 3/25/36Δ	200,000		180,512
Saxon Asset Securities Trust, Series 2005-1, Class M2, 1.48%, 5/25/35Δ	208,458		169,548
US Residential Opportunity Fund, Series 2016-3III, Class A, 3.60%, 10/27/36Ώ	197,836		197,516

TOTAL WHOLE LOAN			$2,801,319

TOTAL ASSET-BACKED SECURITIES (COST $4,928,333)			$5,167,772
CERTIFICATES OF DEPOSIT – 1.2%
CERTIFICATE OF DEPOSIT – 1.2%
Barclays Bank PLC, 1.75%, 11/06/17Δ	400,000		400,590

Description	Par Value		Value
1.75%, 9/08/17Δ	$500,000		$500,939
Mitsubishi UFJ Trust & Banking corp., 1.71%, 9/19/17Δ	600,000		601,055
Natixis SA, 1.69%, 9/25/17Δ	400,000		400,843
Norinchukin Bank, 1.73%, 10/12/17Δ	900,000		902,408
Sumitomo Mitsui Banking Corp., 1.66%, 9/15/17Δ	800,000		801,643
Sumitomo Mitsui Trust Bank Ltd., 1.72%, 10/06/17Δ	300,000		300,627
1.72%, 9/18/17Δ	1,100,000		1,102,498

TOTAL CERTIFICATE OF DEPOSIT			$5,010,603

TOTAL CERTIFICATES OF DEPOSIT (COST $5,000,000)			$5,010,603
CORPORATE BONDS – 2.3%
COMPUTERS – 0.1%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17	250,000		251,700
ENERGY – 0.1%
Petrobras Global Finance BV, Company Guaranteed, 8.38%, 5/23/21	500,000		557,400
FINANCIALS – 2.1%
Ally Financial, Inc., Company Guaranteed, 5.50%, 2/15/17	569,000		569,874
Bank of America Corp., Sr. Unsecured, MTN, 4.06%, 10/21/25Δ	11,000,000	MXN	606,613
BRFkredit A/S, Covered Bonds,
2.00%, 10/01/17	900,000	DKK	132,757
4.00%, 1/01/18	500,000	DKK	75,516
2.50%, 10/01/47	192,958	DKK	27,991
CIT Group, Inc., Sr. Unsecured, 4.25%, 8/15/17	594,000		601,425
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000		252,612
Deutsche Bank AG, Sr. Unsecured, 4.25%, 10/14/21Ώ	800,000		805,171
Eksportfinans ASA, Sr. Unsecured, 5.50%, 6/26/17	1,000,000		1,013,760
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	900,000		924,444
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.16%, 9/15/20Δ	600,000		605,651
ING Bank NV, Covered Bonds, 2.63%, 12/05/22Ώ	200,000		199,597
International Lease Finance Corp., Sr. Unsecured, 8.25%, 12/15/20	100,000		118,025

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      35

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21Ώ	$300,000		$330,157
Nordea Kredit Realkreditaktieselskab, Covered Bonds,
1.00%, 10/01/17	700,000	DKK	102,733
2.00%, 10/01/17	1,100,000	DKK	162,231
2.00%, 10/01/17	300,000	DKK	44,245
2.50%, 10/01/47	286,554	DKK	41,578
Novo Banco SA, Sr. Unsecured, 5.00%, 4/23/19	150,000	EUR	123,266
Nykredit Realkredit A/S, Covered Bonds,
1.00%, 7/01/17	500,000	DKK	73,029
1.00%, 10/01/17	2,700,000	DKK	396,156
2.00%, 10/01/17	1,100,000	DKK	162,220
4.00%, 1/01/18	200,000	DKK	30,175
2.50%, 10/01/47	1,328,170	DKK	192,792
2.00%, 4/01/18	1,200,000	DKK	179,145
Realkredit Danmark A/S, Covered Bonds,
2.00%, 4/01/17	1,200,000	DKK	174,902
1.00%, 1/01/18	1,400,000	DKK	206,200
1.00%, 4/01/18	1,100,000	DKK	162,300
2.00%, 1/01/18	300,000	DKK	44,507
1.00%, 4/01/17	500,000	DKK	72,759
2.50%, 10/01/47	1,052,921	DKK	152,777
Synchrony Financial, Sr. Unsecured, 2.29%, 11/09/17Δ	100,000		100,624

TOTAL FINANCIALS			$8,685,232
PHARMACEUTICALS – 0.0%**
Actavis Funding SCS, Company Guaranteed, 3.45%, 3/15/22	100,000		101,499

TOTAL CORPORATE BONDS (COST $9,946,570)			$9,595,831
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 1.9%
GOVERNMENT – 1.9%
Denmark Inflation Linked Government Bond, 0.10%, 11/15/23	14,610,540	DKK	2,287,189
Italy Buoni Poliennali Del Tesoro, Sr. Unsecured, 2.35%, 9/15/24Ώ	1,070,000	EUR	1,306,462
Mexican Udibonos, 4.50%, 11/22/35	1,840,887	MXN	97,492
New Zealand Government Bond, Sr. Unsecured, 2.00%, 9/20/25	2,650,000	NZD	2,045,309
United Kingdom Gilt Inflation Linked, 0.13%, 3/22/26	1,038,209	GBP	1,570,177

Description	Par Value		Value
0.13%, 3/22/46	360,406	GBP	$738,183

TOTAL GOVERNMENT			$8,044,812

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $8,151,421)			$8,044,812
FOREIGN GOVERNMENT SECURITIES – 3.7%
GOVERNMENT – 3.7%
Argentine Republic Government International Bond, Sr. Unsecured, 6.88%, 1/26/27Ώ	500,000		495,125
Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000	EUR	112,971
Brazil Letras do Tesouro Nacional,
10.66%, 1/01/18‡	15,900,000	BRL	4,597,729
11.19%, 10/01/17‡	12,400,000	BRL	3,666,931
Corp. Andina de Fomento, Series 11U, Unsecured, 3.95%, 10/15/21	4,656,923	MXN	224,464
Hellenic Republic Government International Bond, Sr. Unsecured, 4.50%, 7/03/17	30,000,000	JPY	259,407
Japan Treasury Discount Bill,
0.00%, 2/06/17‡	180,000,000	JPY	1,594,261
0.00%, 4/10/17‡	250,000,000	JPY	2,215,233
0.00%, 2/13/17‡	160,000,000	JPY	1,417,202
Mexican Bonos de Proteccion al Ahorro, 6.32%, 1/04/18Δ	15,500,000	MXN	742,734

TOTAL GOVERNMENT			$15,326,057

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $15,937,244)			$15,326,057
INVESTMENT COMPANIES – 6.6%
INFLATION-PROTECTED SECURITIES FUNDS – 6.6%
Vanguard Inflation-Protected Securities Fund, Institutional Shares	2,648,464		27,755,902

TOTAL INVESTMENT COMPANIES (COST $27,991,516)			$27,755,902
MORTGAGE-BACKED SECURITIES – 2.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%
Fannie Mae Pool,
3.50%, 9/01/45	183,316		187,445
3.50%, 9/01/46	717,404		733,558
Federal National Mortgage Association, 3.00%, 4/15/46	5,000,000		4,926,172

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)			$5,847,175
WHOLE LOAN – 0.7%
BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 3.85%, 12/26/37Δ,Ώ	32,376		32,292
Dryden XXV Senior Loan Fund, Series 2012-25A, Class AR, 2.22%, 1/15/25Δ,Ώ	400,000		399,998
Grifonas Finance PLC, Class A, 0.09%, 8/28/39Δ	544,256	EUR	447,779

January 31, 2017 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
JP Morgan Resecuritization Trust, Series 2009-7, Class 13A1, 2.52%, 6/27/37Δ,Ώ	$47,745		$46,993
Marche Mutui 4 Srl, Class A, 0.11%, 2/25/55Δ	17,036	EUR	18,391
Marche Mutui Srl, Series 6, Class A1, 1.92%, 1/27/64Δ	37,290	EUR	40,630
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39Δ,††	231,408		228,307
Sequoia Mortgage Trust 6, Series 6, Class A, 1.41%, 4/19/27Δ	868,014		824,671
Trinity Square 2015-1A PLC, 1.51%, 7/15/51Δ,Ώ	498,920	GBP	633,485
WAMU Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,
2.63%, 11/25/36Δ	281,110		246,109
2.83%, 3/25/37Δ	108,731		102,056

TOTAL WHOLE LOAN			$3,020,711

TOTAL MORTGAGE-BACKED SECURITIES (COST $8,915,048)			$8,867,886
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 40.9%
U.S. TREASURY INFLATION INDEXED BONDS – 37.2%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/18	9,680,000		10,244,142
0.13%, 4/15/19	4,170,000		4,375,409
0.13%, 4/15/20	11,530,000		12,103,713
0.13%, 4/15/21	1,700,000		1,756,689
0.13%, 1/15/23	12,900,000		13,538,378
0.13%, 7/15/24	15,800,000		15,970,023
0.13%, 7/15/26	170,000		167,544
0.25%, 1/15/25	2,860,000		2,898,213
0.38%, 7/15/23	14,750,000		15,608,200
0.38%, 7/15/25	3,170,000		3,245,509
0.63%, 1/15/24	4,680,000		4,980,922
0.63%, 1/15/26	4,320,000		4,478,188
0.63%, 2/15/43	500,000		487,632
0.75%, 2/15/42	4,630,000		4,745,836
0.75%, 2/15/45	400,000		391,454
1.00%, 2/15/46	2,910,000		3,020,685
1.38%, 2/15/44	9,430,000		10,798,662
1.75%, 1/15/28	2,970,000		3,871,144
1.88%, 7/15/19	800,000		967,535
2.00%, 1/15/26	980,000		1,358,074
2.13%, 2/15/40	450,000		631,471
2.13%, 2/15/41	650,000		903,632
2.38%, 1/15/25	2,013,000		2,987,186
2.38%, 1/15/27	2,940,000		4,180,919
2.50%, 1/15/29	6,980,000		9,589,969

Description	Par Value	Value
3.63%, 4/15/28	$8,810,000	$17,482,931
3.88%, 4/15/29	2,380,000	4,836,298

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$155,620,358
U.S. TREASURY INFLATION INDEXED NOTES – 3.7%
U.S. Treasury Inflation Indexed Note,
0.13%, 1/15/22	1,330,000	1,435,708
0.13%, 7/15/22	4,790,000	5,099,681
0.63%, 7/15/21	3,580,000	3,998,409
1.25%, 7/15/20	4,020,000	4,733,810

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$15,267,608

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $170,029,062)		$170,887,966
U.S. TREASURY – 0.9%
U.S. TREASURY BILL – 0.0%**
U.S. Treasury Bill, 0.47%, 3/02/17‡	113,000	112,958
U.S. TREASURY NOTES – 0.9%
U.S. Treasury Note,
1.75%, 11/30/21	3,040,000	3,020,873
2.00%, 11/15/26	300,000	288,345
2.13%, 12/31/21#	200,000	201,930

TOTAL U.S. TREASURY NOTES		$3,511,148

TOTAL U.S. TREASURY (COST $3,627,894)		$3,624,106

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $254,527,088)		$254,280,935

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      37

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
REAL ESTATE RELATED SECURITIES – 48.8%
COMMON STOCKS – 16.6%
DIVERSIFIED – 0.1%
Kiwi Property Group Ltd.	166,361	$176,376
Morguard Corp.	237	31,527

TOTAL DIVERSIFIED		$207,903
DIVERSIFIED REAL ESTATE ACTIVITIES – 7.9%
Airport City Ltd.*	17,603	188,659
Alexander & Baldwin, Inc.	835	37,174
Allreal Holding AG	2,064	313,287
Alrov Properties & Lodgings Ltd.	1	15
Argosy Property Ltd.	98,676	74,209
CapitaLand Ltd.	467,400	1,091,103
City Developments Ltd.	116,500	762,972
D Carnegie & Co. AB*	6,164	77,516
Daito Trust Construction Co. Ltd.	16,500	2,307,458
Daiwa House Industry Co. Ltd.	117,506	3,188,720
DIC Asset AG	15,969	157,733
DREAM Unlimited Corp., Class A*	9,069	47,044
Far East Consortium International Ltd.	231,000	100,333
Goldin Properties Holdings Ltd.*	174,000	154,066
Grand City Properties SA	8,713	158,628
Great Eagle Holdings Ltd.	44,000	200,467
Hang Lung Properties Ltd.	423,000	1,046,746
Heiwa Real Estate Co. Ltd.	11,100	154,541
Henderson Land Development Co. Ltd.	226,440	1,256,395
HKR International Ltd.*	60,800	30,639
K Wah International Holdings Ltd.	357,000	178,985
Kerry Properties Ltd.	117,000	332,502
LendLease Group	80,964	865,167
Leopalace21 Corp.	58,200	334,015
Mitsubishi Estate Co. Ltd.	269,210	5,156,024
Mitsui Fudosan Co. Ltd.	219,589	5,088,607
Mobimo Holding AG*	783	204,939
Nomura Real Estate Holdings, Inc.	25,700	442,711
Patrizia Immobilien AG*	3,091	49,634
Realia Business SA*	31,207	30,319
Shinoken Group Co. Ltd.	1,800	30,162
Soundwill Holdings Ltd.	54,000	99,524
Sumitomo Realty & Development Co. Ltd.	96,498	2,618,633
Sun Hung Kai Properties Ltd.	336,900	4,663,426
Tokyo Tatemono Co. Ltd.	27,800	368,828
Tokyu Fudosan Holdings Corp.	59,400	347,741
United Industrial Corp. Ltd.	35,000	70,281

Description	Number of Shares	Value
UOL Group Ltd.	61,200	$276,613
Wheelock & Co. Ltd.	116,000	707,910

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$33,213,726
FINANCIALS – 0.0%**
Nam Tai Property, Inc.#	8,138	60,221
Vib Vermoegen AG	3,224	64,682

TOTAL FINANCIALS		$124,903
INDUSTRIALS – 0.0%**
Property For Industry Ltd.	30,878	36,248
OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	142,074	128,736
REAL ESTATE DEVELOPMENT – 1.8%
ADLER Real Estate AG*	8,954	130,925
Aveo Group	103,331	249,987
Cheung Kong Property Holdings Ltd.	591,634	3,919,368
Daikyo, Inc.	53,000	108,901
Frasers Centrepoint Ltd.	85,200	95,214
Goldcrest Co. Ltd.	7,000	124,365
Greenland Hong Kong Holdings Ltd.*	133,000	29,655
Helical PLC	26,896	99,560
Hilton Worldwide Holdings, Inc.	3,300	190,014
Howard Hughes Corp, (The)*	472	50,320
Nexity SA	4,100	201,205
Peet Ltd.	82,658	64,882
RMR Group, Inc, Class A (The)	1,625	77,675
Road King Infrastructure Ltd.	125,000	107,779
Selvaag Bolig ASA	11,740	56,508
Sino Land Co. Ltd.	694,000	1,153,849
St. Modwen Properties PLC	49,886	200,006
Tag Immobilien AG	18,194	245,310
Villa World Ltd.	19,108	35,214
Wing Tai Holdings Ltd.	132,500	163,116

TOTAL REAL ESTATE DEVELOPMENT		$7,303,853
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.1%
ADO Group Ltd.*	8,666	99,590
Africa Israel Properties Ltd.*	4,177	77,411
Arealink Co. Ltd.	5,400	60,499
Big Shopping Centers Ltd.	550	36,827
Brack Capital Properties NV	460	39,245
Chinese Estates Holdings Ltd.	60,500	95,441
Inmobiliaria Colonial SA	61,156	448,660
Investore Property Ltd.	10,849	11,064
Jerusalem Economy Ltd.*	55,941	122,239
Liu Chong Hing Investment Ltd.	26,000	36,057
New World Development Co. Ltd.	965,000	1,119,360

January 31, 2017 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Property & Building Corp. Ltd.	796	$63,540
Propertylink Group	138,650	80,441
SAMTY Co. Ltd.	10,400	106,109
SEA Holdings Ltd.	18,000	42,965
Sun Frontier Fudousan Co. Ltd.	12,100	107,701
TK Development A/S*	31,195	43,927
Tricon Capital Group, Inc.	28,642	213,508
UBM Development AG	1,429	48,700
Wang On Properties Ltd.*	480,000	71,763
Wharf Holdings Ltd.	213,000	1,607,335
Wheelock Properties Singapore Ltd.	40,300	46,609
Yoma Strategic Holdings Ltd.	76,000	31,007

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$4,609,998
REAL ESTATE OPERATING COMPANIES – 5.7%
Ado Properties SAΏ	8,697	310,712
Aeon Mall Co. Ltd.	24,300	352,738
Alony Hetz Properties & Investments Ltd.	25,574	205,566
Amot Investments Ltd.	9,612	40,543
Ascendas India Trust	120,800	89,999
Atrium European Real Estate Ltd.	43,596	182,601
Atrium Ljungberg AB, Class B	11,136	173,015
Azrieli Group Ltd.	3,773	172,157
Blue Square Real Estate Ltd.	1,827	72,265
Buwog AG*	8,530	203,317
CA Immobilien Anlagen AG	14,075	277,063
Capital & Counties Properties PLC	146,986	502,952
Castellum AB	51,380	707,811
Citycon OYJ	38,691	96,148
Croesus Retail Trust	122,867	74,539
Daejan Holdings PLC	1,422	113,236
Daibiru Corp.	18,600	168,851
Deutsche Euroshop AG	3,631	150,731
Deutsche Wohnen AG	61,494	2,000,787
Dios Fastigheter AB	26,989	134,218
Entra ASAΏ	8,709	93,974
Fabege AB	33,041	563,205
Fastighets AB Balder, Class B*	7,990	163,598
First Capital Realty, Inc.	27,871	443,366
Gazit-Globe Ltd.	3,486	32,580
Global Logistic Properties Ltd.	578,200	1,066,676
Grainger PLC	95,836	287,420
Hang Lung Group Ltd.	166,000	638,634
Hemfosa Fastigheter AB	34,986	323,378
Hongkong Land Holdings Ltd.	218,400	1,474,200
Hufvudstaden AB, Class A	33,985	541,609
Hulic Co. Ltd.	99,600	972,095
Hysan Development Co. Ltd.	121,000	553,622

Description	Number of Shares	Value
Immofinanz AG	87,104	$159,662
Intershop Holding AG	211	106,827
Keihanshin Building Co. Ltd.	21,100	112,125
Klovern AB, Class B	158,813	167,308
Kungsleden AB	38,874	250,432
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	206,000	85,226
LEG Immobilien AG*	21,815	1,711,100
Melisron Ltd.	1,928	88,279
NTT Urban Development Corp.	9,000	79,231
Olav Thon Eiendomsselskap ASA	6,970	133,518
Perennial Real Estate Holdings Ltd.	35,647	18,970
Platzer Fastigheter Holding, Class B	13,318	66,384
PSP Swiss Property AG	9,312	836,108
S Immo AG	10,793	125,016
Sagax AB, Class B	9,716	88,251
Sponda OYJ	52,668	239,475
Stride Stapled Group	43,396	56,356
Swire Properties Ltd.	202,800	572,416
Swiss Prime Site AG*	12,853	1,068,973
Technopolis OYJ	43,484	144,579
Tlg Immobilien AG	14,126	268,079
Toc Co. Ltd.	23,100	182,697
Unite Group PLC (The)	67,359	496,988
Unizo Holdings Co. Ltd.	5,800	165,406
Victoria Park AB, Class B	16,321	41,982
Vonovia SE	80,024	2,614,915
Wallenstam AB, Class B	46,984	369,014
WCM Beteiligungs & Grundbesitz-AG*	46,523	138,462
Wihlborgs Fastigheter AB	7,180	137,081

TOTAL REAL ESTATE OPERATING COMPANIES		$23,708,466

TOTAL COMMON STOCKS (COST $64,442,108)		$69,333,833
INVESTMENT COMPANIES – 0.0%**
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
U.K. Commercial Property Trust Ltd.	82,239	86,955
REAL ESTATE OPERATING COMPANIES – 0.0%**
F&C Commercial Property Trust Ltd.	44,672	76,429

TOTAL INVESTMENT COMPANIES (COST $174,964)		$163,384
PREFERRED STOCK – 0.0%**
CONSUMER FINANCE – 0.0%**
Navient Corp. 3.79%	3,000	74,370

TOTAL PREFERRED STOCK (COST $71,100)		$74,370

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 32.2%
DIVERSIFIED – 5.1%
Abacus Property Group	80,883	$172,369
Activia Properties, Inc.	147	718,661
American Assets Trust, Inc.	2,676	114,881
Armada Hoffler Properties, Inc.	3,286	45,281
Artis Real Estate Investment Trust	20,410	191,983
Astro Japan Property Group	7,569	36,164
Canadian Real Estate Investment Trust	8,181	297,439
Charter Hall Group	91,589	326,466
Colony NorthStar, Inc. Class A	17,423	242,528
Cominar Real Estate Investment Trust	2,796	31,350
Daiwa House Residential Investment Corp.	161	405,530
Dream Global Real Estate Investment Trust	21,253	155,651
Eurosic	4,296	170,894
Fonciere Des Regions	9,095	756,485
Forest City Realty Trust, Inc., Class A	8,488	192,168
Gecina SA	12,268	1,579,935
Goodman Property Trust	131,446	121,035
GPT Group	439,061	1,558,359
Gramercy Property Trust	11,487	302,568
Growthpoint Properties Australia Ltd.	51,879	121,969
H&R Real Estate Investment Trust	14,800	256,590
Hamborner Real Estate Investment Trust AG	21,547	208,201
Hankyu Real Estate Investment Trust, Inc.	64	87,914
Heiwa Real Estate Investment Trust, Inc.	278	213,221
Hibernia Real Estate Investment Trust PLC	174,765	229,599
Hispania Activos Inmobiliarios SOCIMI SA	17,307	212,986
Hulic Real Estate Investment Trust, Inc.	206	357,595
Kenedix Office Investment Corp.	170	1,002,746
Land Securities Group PLC	202,756	2,535,375
Liberty Property Trust	1,879	72,135
Londonmetric Property PLC	22,606	41,975
Mapletree Greater China Commercial Trust	425,100	288,055
Mirvac Group	1,083,571	1,668,208
Morguard Real Estate Investment Trust	8,110	93,861
Nieuwe Steen Investments NV	79,390	322,839
NIPPON Real Estate Investment Trust Investment Corp.	97	244,841
Nomura Real Estate Master Fund, Inc.	594	925,379
PS Business Parks, Inc.	1,520	170,301
Redefine International PLC/Isle of Man	64,623	31,705
Reit 1 Ltd.	11,700	34,452
Sakura Sogo REIT Investment Corp.*	169	122,585
Samty Residential Investment Corp.	153	113,554
Sekisui House Real Estate Investment Trust, Inc.	198	266,549

Description	Number of Shares	Value
Sekisui House Si Residential Investment Corp.	115	$128,842
Soilbuild Business Space Real Estate
Investment Trust	289,720	130,537
Spirit Realty Capital, Inc.	61,586	647,884
Star Asia Investment Corp.	135	114,303
Stockland	424,334	1,399,890
Sunlight Real Estate Investment Trust	177,000	107,219
Suntec Real Estate Investment Trust	287,500	352,911
Tokyu Real Estate Investment Trust, Inc.	226	281,024
Tosei REIT Investment Corp.	111	107,353
United Urban Investment Corp.	543	866,126
Washington Real Estate Investment Trust	4,991	156,967
Yuexiu Real Estate Investment Trust	322,000	177,208

TOTAL DIVERSIFIED		$21,512,646
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.2%
Merlin Properties Socimi SA	85,372	954,312
Sella Capital Real Estate Ltd.	73,191	123,488

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$1,077,800
FINANCIALS – 0.0%**
Select Income Real Estate Investment Trust	5,131	128,326
INDUSTRIALS – 3.3%
AIMS AMP Capital Industrial Real Estate
Investment Trust	157,800	152,274
Ascendas Real Estate Investment Trust	637,100	1,112,049
Cache Logistics Trust	83,800	48,163
Cambridge Industrial Trust	357,000	143,119
DCT Industrial Trust, Inc.	17,686	790,387
Dream Industrial Real Estate Investment Trust	11,216	73,696
Duke Realty Corp.	28,834	701,531
EastGroup Properties, Inc.	1,859	131,561
First Industrial Realty Trust, Inc.	9,049	233,917
Frasers Logistics & Industrial Trust	289,600	193,156
GLP J-Real Estate Investment Trust	543	623,745
Goodman Group	369,247	1,937,849
Granite Real Estate Investment Trust	1,400	47,748
Hansteen Holdings PLC	66,138	91,522
Industria Real Estate Investment Trust	37,595	58,449
Industrial & Infrastructure Fund Investment Corp.	75	350,058
Japan Logistics Fund, Inc.	184	388,175
LaSalle Logiport Real Estate Investment Trust	265	252,537
Mapletree Industrial Trust	223,100	260,403
Mapletree Logistics Trust	90,500	67,425
Mitsui Fudosan Logistics Park, Inc.	23	69,259

January 31, 2017 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Monmouth Real Estate Investment Corp.	6,676	$97,470
Mucklow (A & J) Group PLC	7,083	41,790
Nippon Prologis Real Estate Investment Trust, Inc.	663	1,385,776
Prologis, Inc.	47,079	2,299,809
Pure Industrial Real Estate Trust	20,600	90,078
Segro PLC	202,720	1,176,929
STAG Industrial, Inc.	1,515	35,057
Terreno Realty Corp.	3,822	103,920
Tritax Big Box Real Estate Investment Trust PLC	257,905	449,033
Warehouses De Pauw CVA	3,506	317,919

TOTAL INDUSTRIALS		$13,724,804
OFFICE – 5.4%
Alexandria Real Estate Equities, Inc.	9,218	1,021,539
Allied Properties Real Estate Investment Trust	2,149	55,985
Alstria Office Real Estate Investment Trust AG	23,481	293,148
Axiare Patrimonio SOCIMI SA	7,323	106,720
Befimmo SA	5,195	284,720
Beni Stabili SpA SIIQ	303,351	170,611
Boston Properties, Inc.	12,123	1,586,901
Brandywine Realty Trust	2,103	33,858
Brookfield Canada Office Properties	3,425	81,753
CapitaLand Commercial Trust	207,600	224,635
Champion Real Estate Investment Trust	500,000	270,657
City Office Real Estate Investment Trust, Inc.	2,823	35,542
Cofinimmo SA	2,023	226,792
Columbia Property Trust, Inc.	1,453	32,329
Cromwell Property Group	323,940	239,533
Daiwa Office Investment Corp.	25	131,521
Derwent London PLC	20,785	645,062
Dexus Property Group	175,647	1,196,228
Douglas Emmett, Inc.	9,922	375,448
Dream Office Real Estate Investment Trust	14,135	208,671
Empire State Realty Trust, Inc., Class A	5,850	119,866
Frasers Commercial Trust	185,300	165,006
GDI Property Group	97,742	73,757
Global One Real Estate Investment Corp.	54	204,216
Government Properties Income Trust#	3,139	60,457
Great Portland Estates PLC	50,744	395,465
Green Real Estate Investment Trust PLC	21,644	30,374
Highwoods Properties, Inc.	11,357	583,863
Hudson Pacific Properties, Inc.	15,560	550,980
ICADE	8,384	592,994
Intervest Offices & Warehouses NV	2,561	64,139

Description	Number of Shares	Value
Invesco Office J-Reit, Inc.	228	$200,517
Investa Office Fund	72,461	247,294
Japan Excellent, Inc.	281	351,157
Japan Prime Realty Investment Corp.	111	445,337
Japan Real Estate Investment Corp.	214	1,216,792
Keppel Real Estate Investment Trust	404,200	289,667
Kilroy Realty Corp.	13,230	990,265
Lar Espana Real Estate Socimi SA	25,855	196,379
Mack-Cali Realty Corp.	8,627	241,729
MCUBS MidCity Investment Corp.	68	216,208
Mori Hills Real Estate Investment Trust Investment Corp.	395	536,998
Mori Trust Sogo Real Estate Investment Trust, Inc.	61	97,894
Nippon Building Fund, Inc.	208	1,193,730
NorthStar Realty Europe Corp.	2,897	34,793
Orix JREIT, Inc.	650	1,063,280
Paramount Group, Inc.	20,700	345,483
Premier Investment Corp.	145	168,873
Prosperity Real Estate Investment Trust	177,000	71,859
SIA Real Estate Investment Trust, Inc.	39	137,818
SL Green Realty Corp.	11,037	1,202,702
Spring Real Estate Investment Trust	165,000	66,775
VEREIT, Inc.	103,636	884,015
Vornado Realty Trust	20,103	2,137,150
Workspace Group PLC	27,617	262,304

TOTAL OFFICE		$22,661,789
REAL ESTATE OPERATING COMPANIES – 0.1%
iStar, Inc.*	3,202	35,926
Manulife US Real Estate Investment Trust*	124,600	106,533
Picton Property Income Ltd.	63,920	64,329
Schroder Real Estate Investment Trust Ltd.	71,756	51,228

TOTAL REAL ESTATE OPERATING COMPANIES		$258,016
RESIDENTIAL – 3.2%
Advance Residence Investment Corp.	166	437,972
American Campus Communities, Inc.	16,394	797,076
American Homes 4 Rent, Class A	24,977	556,488
Apartment Investment & Management Co., Class A	9,619	423,909
Ascott Residence Trust	47,100	37,931
AvalonBay Communities, Inc.	11,524	1,997,224
Bluerock Residential Growth Real Estate Investment Trust, Inc.	2,866	37,487
Boardwalk Real Estate Investment Trust	824	29,882
Camden Property Trust	1,563	130,620
Canadian Apartment Properties Real Estate Investment Trust	14,317	348,999
Colony Starwood Homes	4,028	126,681

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      41

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Comforia Residential Real Estate Investment
Trust, Inc.	116	$259,102
Education Realty Trust, Inc.	3,441	138,363
Equity Lifestyle Properties, Inc.	5,280	390,403
Equity Residential	23,490	1,427,487
Essex Property Trust, Inc.	3,242	727,181
Ichigo Office Real Estate Investment Trust Investment	49	32,722
Ingenia Communities Group	61,583	121,898
InterRent Real Estate Investment Trust	6,334	36,166
Invincible Investment Corp.	1,183	559,491
Irish Residential Properties Real Estate Investment Trust PLC	48,633	60,900
Japan Rental Housing Investments, Inc.	385	281,649
Kenedix Residential Investment Corp.	87	241,560
Killam Apartment Real Estate Investment Trust	6,336	59,112
Mid-America Apartment Communities, Inc.	11,058	1,049,957
Milestone Apartments Real Estate Investment Trust	11,954	192,918
Monogram Residential Trust, Inc.	3,847	39,124
NexPoint Residential Trust, Inc.	4,363	100,829
Nippon Accommodations Fund, Inc.	61	268,776
Northview Apartment Real Estate Investment Trust	2,317	36,947
Sun Communities, Inc.	14,217	1,119,731
UDR, Inc.	32,719	1,143,529
UMH Properties, Inc.#	3,172	46,470

TOTAL RESIDENTIAL		$13,258,584
RETAIL – 10.1%
AEON Real Estate Investment Trust
Investment Corp.	36	39,217
Agree Realty Corp.	998	46,806
Altarea SCA	454	85,816
British Land Co. PLC (The)	180,547	1,324,161
Brixmor Property Group, Inc.	3,997	96,448
BWP Trust	116,136	257,186
Capital & Regional PLC	68,165	47,164
CapitaLand Mall Trust	506,300	696,933
CapitaLand Retail China Trust Management Ltd.	57,300	57,733
Charter Hall Retail Real Estate Investment Trust	20,074	64,398
Choice Properties Real Estate Investment Trust	3,565	37,917
Crombie Real Estate Investment Trust	2,904	30,061
CT Real Estate Investment Trust	8,023	90,573
DDR Corp.	44,766	679,548
Equity One, Inc.	6,112	190,633

Description	Number of Shares	Value
Eurocommercial Properties NV	16,354	$606,069
Federal Realty Investment Trust	3,400	477,462
Fortune Real Estate Investment Trust	295,000	342,352
Frasers Centrepoint Trust	152,700	216,696
Frontier Real Estate Investment Corp.	53	241,272
Fukuoka Real Investment Trust Corp.	25	40,120
Getty Realty Corp.	5,416	139,679
GGP, Inc.	73,263	1,819,853
Hammerson PLC	191,914	1,319,407
Immobiliare Grande Distribuzione SIIQ SpA	154,662	116,203
Intu Properties PLC	172,860	587,791
Japan Retail Fund Investment Corp.	772	1,651,893
Kenedix Retail Real Estate Investment Trust Corp.	102	245,808
Kimco Realty Corp.	45,069	1,121,768
Klepierre	62,687	2,378,634
Link Real Estate Investment Trust	468,500	3,209,318
Macerich Co. (The)	6,901	474,030
Mapletree Commercial Trust	479,831	520,908
Mercialys SA	2,285	44,721
National Retail Properties, Inc.	9,211	401,600
NewRiver REIT PLC	49,276	194,647
OneREIT	35,103	98,464
Plaza Retail Real Estate Investment Trust	17,012	67,067
Realty Income Corp.	12,765	761,177
Regency Centers Corp.	19,039	1,327,589
Retail Estates NV	1,078	86,685
Retail Opportunity Investments Corp.	8,569	181,663
RioCan Real Estate Investment Trust	30,403	607,710
Saul Centers, Inc.	2,445	155,233
Scentre Group	1,190,172	3,971,542
Shaftesbury PLC	53,242	587,068
Shopping Centres Australasia Property Group	168,799	277,796
Simon Property Group, Inc.	25,628	4,709,659
Smart Real Estate Investment Trust	13,807	339,750
SPH Real Estate Investment Trust	245,100	168,693
Starhill Global Real Estate Investment Trust	372,600	202,249
Taubman Centers, Inc.	2,601	184,255
Unibail-Rodamco SE	18,988	4,364,975
Urban Edge Properties	6,543	183,008
Vastned Retail NV	820	30,243
Vicinity Centres	580,658	1,259,457
Viva Energy REIT	113,224	193,205
Washington Prime Group, Inc.	5,403	52,139
Weingarten Realty Investors	864	30,784
Wereldhave Belgium NV	665	72,326
Wereldhave NV	3,334	145,942

January 31, 2017 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Westfield Corp.	329,869	$2,199,010

TOTAL RETAIL		$42,152,514
SPECIALIZED – 4.8%
Aedifica SA	1,928	146,481
ALE Property Group	22,174	73,153
Arena Real Estate Investment Trust	49,769	70,583
Ascendas Hospitality Trust	89,000	46,415
Ashford Hospitality Trust, Inc.	6,626	50,358
Assura PLC	65,987	43,166
Big Yellow Group PLC	12,620	109,227
Care Capital Properties, Inc.	2,550	63,010
CareTrust Real Estate Investment Trust, Inc.	4,804	72,829
CDL Hospitality Trusts	63,800	64,056
CoreCivic, Inc.	2,465	71,584
Coresite Realty Corp.	2,143	184,577
Crown Castle International Corp.	3,900	342,537
CubeSmart	20,019	503,078
CyrusOne, Inc.#	4,650	223,944
DiamondRock Hospitality Co.	8,300	93,541
Digital Realty Trust, Inc.#	19,732	2,123,755
DuPont Fabros Technology, Inc.	6,303	299,266
EPR Properties	4,615	341,372
Extra Space Storage, Inc.	6,922	498,730
FelCor Lodging Trust, Inc.#	10,417	80,211
First Real Estate Investment Trust	92,000	82,903
Folkestone Education Trust	65,711	124,089
Four Corners Property Trust, Inc.	2,000	43,620
Gaming and Leisure Properties, Inc.	22,966	726,415
Geo Group, Inc. (The)	1,955	81,172
HCP, Inc.	33,850	1,026,332
Health Care & Medical Investment Corp.	75	68,417
Healthcare Realty Trust, Inc.	22,619	683,320
Healthcare Trust of America, Inc., Class A	22,016	640,005
Hoshino Resorts Real Estate Investment Trust, Inc.	42	224,303
Hospitality Properties Trust	1,323	41,185
Host Hotels & Resorts, Inc.	74,701	1,349,847
Hotel Property Investments	62,680	133,102
Iron Mountain, Inc.	4,878	174,632
Japan Hotel REIT Investment Corp.	741	520,426
Japan Senior Living Investment Corp.	61	78,553
Keppel DC REIT	94,900	80,467
LaSalle Hotel Properties	1,261	38,044
LTC Properties, Inc.	2,588	120,782
Medical Properties Trust, Inc.	2,936	37,434

Description	Number of Shares	Value
National Health Investors, Inc.	1,042	$77,098
National Storage Real Estate Investment Trust	108,965	119,413
Nippon Healthcare Investment Corp.	24	37,198
NorthWest Healthcare Properties Real Estate Investment Trust	7,900	60,711
Omega Healthcare Investors, Inc.#	2,806	89,988
Ooedo Onsen REIT Investment Corp.	44	33,280
OUE Hospitality Trust	271,300	133,788
Physicians Realty Trust	4,416	81,917
Primary Health Properties PLC	140,945	187,948
Public Storage	11,682	2,511,630
QTS Realty Trust, Inc., Class A	9,505	478,957
Quality Care Properties, Inc.*	7,634	140,924
Regal Real Estate Investment Trust	106,000	28,826
Safestore Holdings PLC	82,745	385,250
Senior Housing Properties Trust	5,419	103,232
Summit Hotel Properties, Inc.	6,545	103,607
Sunstone Hotel Investors, Inc.	24,570	361,671
Universal Health Realty Income Trust	969	60,194
Ventas, Inc.	12,839	791,781
Vital Healthcare Property Trust	25,389	38,280
Welltower, Inc.	34,932	2,315,992
Xenia Hotels & Resorts, Inc.	8,159	149,718

TOTAL SPECIALIZED		$20,068,324

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $120,492,538)		$134,842,803

TOTAL REAL ESTATE RELATED SECURITIES (COST $185,180,710)		$204,414,390

	Contracts/ Notional Value
PURCHASED OPTIONS – 0.2%
CALL OPTIONS – 0.0%**
IRO USD 30Y DUB, Strike Price $2.15, Expiring 6/15/2018	$1,100,000	$32,741
PUT OPTIONS – 0.2%
3M GBP Libor Option, Strike Price $98.50, Expiring 6/21/2017	53	—
IRO USD 10Y MYC, Strike Price $2.72, Expiring 7/16/2018	3,400,000	103,614
IRO USD 10Y MYC, Strike Price $2.77, Expiring 7/16/2018	4,500,000	130,050
IRO USD 1Y MYC, Strike Price $1.25, Expiring 2/06/2017	18,400,000	3,269
IRO USD 1Y MYC, Strike Price $1.25, Expiring 2/21/2017	10,000,000	4,300

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts/ Notional Value	Value
IRO USD 30Y DUB, Strike Price $2.15, Expiring 6/15/2018	$1,100,000	$157,378
IRO USD 30Y DUB, Strike Price $2.86, Expiring 10/23/2018	800,000	56,262
IRO USD 30Y MYC, Strike Price $2.59, Expiring 12/10/2018	300,000	40,361
IRO USD 30Y MYC, Strike Price $2.60, Expiring 3/29/2019	900,000	93,604
IRO USD 30Y MYC, Strike Price $2.61, Expiring 10/17/2018	1,000,000	94,008
IRO USD 30Y MYC, Strike Price $2.61, Expiring 11/15/2018	300,000	28,677

TOTAL PUT OPTIONS		$711,523

TOTAL PURCHASED OPTIONS (COST $622,196)		$744,264

	Number of Shares
SHORT-TERM INVESTMENTS – 1.3%
MONEY MARKET FUNDS – 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	5,354,210	$5,354,210

TOTAL SHORT-TERM INVESTMENT (COST $5,354,210)		$5,354,210

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%
REPURCHASE AGREEMENTS – 0.7%
Citigroup Global Markets, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $538,685, collateralized by U.S. Government & Treasury Securities 0.88% to 11.50%, maturing 2/01/17 to 6/01/52; total market value of $549,449.	$538,676	$538,676
Daiwa Capital Markets America, 0.58%, dated 1/31/17, due 2/01/17, repurchase price $538,685, collateralized by U.S. Government & Treasury Securities 0.00% to 8.88%, maturing 2/16/17 to 9/09/49; total market value of $549,450.	538,676	538,676
HSBC Securities USA, Inc., 0.53% dated 1/31/17, due 2/01/17, repurchase price $538,684, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 10/01/22 to 2/01/47; total market value of $549,450.	538,676	538,676
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, dated 1/31/17, due 2/01/17, repurchase price $141,717, collateralized by U.S. Treasury Securities 0.00% to 1.25%, maturing 11/15/24 to 9/09/49; total market value of $144,549.	141,715	141,715
Nomura Securities International, Inc., 0.55%, dated 1/31/17, due 2/01/17, repurchase price $538,684, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 2/10/17 to 12/20/66; total market value of $549,449.	538,676	538,676
RBC Dominion Securities, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $538,684, collateralized by U.S. Government Securities 3.00% to 7.00%, maturing 3/01/37 to 1/01/47; total market value of $549,450.	538,676	538,676

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,835,095)		$2,835,095

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 111.8% (COST $448,519,299)		$467,628,894

	Contracts/ Notional Value
WRITTEN OPTIONS – (0.1%)
CALL OPTIONS – (0.0%)**
10Y US Future Option, Strike Price $123.50, Expiring 2/24/2017	$(16)	$(4,750)
10Y US Future Option, Strike Price $125.50, Expiring 2/24/2017	(16)	(4,750)
IRO USD 10Y GLM, Strike Price $1.95, Expiring 2/16/2017	(4,900,000)	(116)

January 31, 2017 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts/ Notional Value	Value
IRO USD 5Y RYL, Strike Price $1.80, Expiring 11/07/2017	$(1,900,000)	$(3,304)
OTC Ecal GBP vs USD CBK, Strike Price $1.28, Expiring 2/23/2017	(1,452,000)	(9,640)

TOTAL CALL OPTIONS		$(22,560)
CALL SWAPTIONS – (0.0%)**
INF CAP U.S. 20Y GLM, Strike Price $3.00, Expiring 6/22/2035	(600,000)	(7,249)
PUT OPTIONS – (0.1%)
3M GBP Libor Option, Strike Price $98.00, Expiring 6/21/2017	(53)	—
INF FLOOR U.S. YOY, Strike Price $0.00, Expiring 4/10/2020	(8,300,000)	56,011
IRO USD 10Y GLM, Strike Price $2.40, Expiring 2/16/2017	(4,900,000)	(21,487)
IRO USD 30Y MYC, Strike Price $2.25, Expiring 10/17/2018	(4,600,000)	(110,815)
IRO USD 5Y DUB, Strike Price $2.50, Expiring 10/23/2018	(3,800,000)	(71,684)
IRO USD 5Y MYC, Strike Price $2.25, Expiring 11/15/2018	(1,400,000)	(34,912)
IRO USD 5Y MYC, Strike Price $2.25, Expiring 12/10/2018	(1,400,000)	(35,816)
IRO USD 5Y MYC, Strike Price $2.30, Expiring 3/29/2019	(4,300,000)	(116,807)
IRO USD 5Y RYL, Strike Price $2.60, Expiring 11/07/2017	(1,900,000)	(35,574)
ITRAXX EUR 26 5Y BOA, Strike Price $1.00, Expiring 2/16/2017	(200,000)	(5)
ITRAXX EUR 26 5Y BOA, Strike Price $1.00, Expiring 3/15/2017	(700,000)	(212)

Description	Contracts/ Notional Value	Value
ITRAXX EUR 26 5Y BRC, Strike Price $1.05, Expiring 2/16/2017	$(800,000)	$(8)
ITRAXX EUR 26 5Y BRC, Strike Price $1.10, Expiring 2/16/2017	(500,000)	(2)
ITRAXX EUR 26 5Y CBK, Strike Price $1.00, Expiring 2/16/2017	(200,000)	(5)
ITRAXX EUR 26 5Y GST, Strike Price $1.05, Expiring 2/16/2017	(200,000)	(2)

TOTAL PUT OPTIONS		$(371,318)
PUT SWAPTIONS – (0.0%)**
INF CAP U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	(1,300,000)	(814)
INF CAP U.S. 10Y JPM, Strike Price $4.00, Expiring 5/16/2024	(100,000)	(69)
INF CAP U.S. YOY JPM, Strike Price $3.00, Expiring 4/10/2020	(8,300,000)	40,032
INF FLOOR U.S. YOY 5Y JPM, Strike Price $0.00, Expiring 3/24/2020	(2,300,000)	(7,510)
INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(2,600,000)	(112)

TOTAL PUT SWAPTIONS		$31,527

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $517,385)		$(369,600)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 111.7%		$467,259,294
COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(2,835,095)
OTHER LIABILITIES LESS ASSETS – (11.0%)		(46,026,901)

TOTAL NET ASSETS – 100.0%		$418,397,298

Cost of investments for Federal income tax purposes is $461,647,191. The net unrealized appreciation/(depreciation) of investments was $5,981,703. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,387,721 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,406,018.

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      45

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$5,167,772	$—	$5,167,772
Certificates of Deposit	—	5,010,603	—	5,010,603
Corporate Bonds	—	9,595,831	—	9,595,831
Foreign Government Inflation-Linked Securities	—	8,044,812	—	8,044,812
Foreign Government Securities	—	15,326,057	—	15,326,057
Investment Companies	27,755,902	—	—	27,755,902
Mortgage-Backed Securities	—	8,867,886	—	8,867,886
U.S. Government Inflation-Linked Securities	—	170,887,966	—	170,887,966
U.S. Treasury	—	3,624,106	—	3,624,106
Real Estate Related Securities
Common Stocks	69,333,833	—	—	69,333,833
Investment Companies	163,384	—	—	163,384
Preferred Stock	74,370	—	—	74,370
Real Estate Investment Trusts	134,842,803	—	—	134,842,803
Purchased Options	—	744,264	—	744,264
Short-Term Investments
Money Market Fund	5,354,210	—	—	5,354,210
Repurchase Agreements	—	2,835,095	—	2,835,095

Total Investments in Securities	237,524,502	230,104,392	—	467,628,894

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$669,478	$—	$669,478
Financial Futures Contracts	110,934	—	—	110,934
Credit Default Swaps	—	55,640	—	55,640
Interest Rate Swaps	—	1,071,057	—	1,071,057

Total Assets – Other Financial Instruments	110,934	1,796,175	—	1,907,109

Liabilities
Other Financial Instruments!
Written Options	$—	$(369,600)	$—	$(369,600)
Forward Foreign Currency Contracts	—	(1,202,979)	—	(1,202,979)
Financial Futures Contracts	(7,753)	—	—	(7,753)
Credit Default Swaps	—	(35,699)	—	(35,699)
Interest Rate Swaps	—	(746,333)	—	(746,333)

Total Liabilities – Other Financial Instruments	(7,753)	(2,354,611)	—	(2,362,364)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are reported at their market value at period end.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.

January 31, 2017 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2017, the value of these securities amounted to $228,307 representing 0.05% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2017, these liquid restricted securities amounted to $6,629,320 representing 1.58% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX - Markit CDX Index

INF - Inflation

IRO - Interest Rate Option

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

OTC - Over The Counter

PLC - Public Limited Company

REIT - Real Estate Investment Trust

YOY - Year Over Year

Currency Code	Currency
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

The following Counter Parties acronyms are used throughout this Fund:

BOA - Bank of America NA

BRC - Barclays Bank PLC

CBK - Citibank NA

DUB - Deutsche Bank AG

GLM - Goldman Sachs Bank USA

ICE - Intercontinental Exchange, Inc.

JPM - JP Morgan Chase Bank, N.A.

MYC - Morgan Stanley Capital Services Inc.

RYL - Royal Bank of Scotland PLC

At January 31, 2017, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/1/2017	Brown Brothers Harriman & Co.	2,291 Swiss Franc	$2,301	$2,314	$13
2/2/2017	HSBC Bank USA, N.A.	14,095,000 Danish Krone	2,029,225	2,046,178	16,953
2/2/2017	Goldman Sachs Bank USA	6,477,000 Danish Krone	928,203	940,270	12,067
2/2/2017	Citigroup Global Markets	2,851,000 New Zealand Dollar	2,085,278	2,091,786	6,508
2/2/2017	Citigroup Global Markets	2,677,000 Pound Sterling	3,358,832	3,367,677	8,845
2/2/2017	Banc of America Securities	2,448,000 Danish Krone	351,220	355,378	4,158
2/2/2017	JP Morgan Chase Bank, N.A.	2,122,000 Euro	2,269,479	2,290,711	21,232
2/2/2017	Deutsche Bank AG	1,808,402 Brazilian Real	534,864	573,895	39,031
2/2/2017	HSBC Bank USA, N.A.	1,808,402 Brazilian Real	578,318	573,895	(4,423)
2/2/2017	Brown Brothers Harriman & Co.	1,492,827 Japanese Yen	13,144	13,221	77
2/2/2017	Brown Brothers Harriman & Co.	153,495 Hong Kong Dollar	19,787	19,783	(4)
2/2/2017	Goldman Sachs Bank USA	114,340 Brazilian Real	36,565	36,285	(280)
2/2/2017	Goldman Sachs Bank USA	106,000 Euro	113,349	114,428	1,079
2/2/2017	Goldman Sachs Bank USA	64,000 Euro	69,073	69,089	16
2/3/2017	Brown Brothers Harriman & Co.	4,018,930 Japanese Yen	35,671	35,594	(77)
2/7/2017	Goldman Sachs Bank USA	1,715,887 South African Rand	126,615	127,193	578
2/13/2017	Citigroup Global Markets	10,012,000 Mexican Peso	476,082	479,282	3,200
2/15/2017	Citigroup Global Markets	12,436,416 Chinese Yuan Renminbi	1,820,185	1,805,948	(14,237)

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
2/15/2017	JP Morgan Chase Bank, N.A.	5,791,617 Chinese Yuan Renminbi	$839,000	$841,027	$2,027
2/15/2017	Citigroup Global Markets	3,593,337 Chinese Yuan Renminbi	521,000	521,805	805
2/22/2017	Banc of America Securities	18,829,754 Russian Ruble	294,292	311,486	17,194
2/22/2017	Credit Suisse International	9,346,417 Russian Ruble	150,700	154,610	3,910
3/2/2017	HSBC Bank USA, N.A.	1,808,402 Brazilian Real	565,355	569,817	4,462
3/17/2017	Deutsche Bank AG	630,196 Singapore Dollar	445,000	447,322	2,322
4/4/2017	JP Morgan Chase Bank, N.A.	6,100,000 Brazilian Real	1,869,159	1,904,677	35,518
4/4/2017	JP Morgan Chase Bank, N.A.	5,800,000 Brazilian Real	1,797,057	1,811,005	13,948
4/20/2017	HSBC Bank USA, N.A.	33,723,244 Indian Rupee	490,948	491,722	774
CONTRACTS SOLD
2/1/2017	Brown Brothers Harriman & Co.	255,694 Japanese Yen	2,223	2,265	(42)
2/1/2017	Brown Brothers Harriman & Co.	77,260 Australian Dollar	58,382	58,594	(212)
2/2/2017	Citigroup Global Markets	44,244,373 Japanese Yen	376,743	391,855	(15,112)
2/2/2017	Citigroup Global Markets	23,020,000 Danish Krone	3,249,118	3,341,826	(92,708)
2/2/2017	Brown Brothers Harriman & Co.	16,607,628 Japanese Yen	146,090	147,088	(998)
2/2/2017	JP Morgan Chase Bank, N.A.	2,851,000 New Zealand Dollar	1,984,772	2,091,786	(107,014)
2/2/2017	Societe Generale Securities	2,677,000 Pound Sterling	3,302,616	3,367,677	(65,061)
2/2/2017	Banc of America Securities	2,014,000 Euro	2,097,480	2,174,124	(76,644)
2/2/2017	Deutsche Bank AG	1,808,402 Brazilian Real	578,318	573,895	4,423
2/2/2017	HSBC Bank USA, N.A.	1,808,402 Brazilian Real	569,396	573,895	(4,499)
2/2/2017	JP Morgan Chase Bank, N.A.	593,000 Australian Dollar	432,112	449,730	(17,618)
2/2/2017	Brown Brothers Harriman & Co.	208,398 Euro	224,628	224,967	(339)
2/2/2017	Barclays Bank International	114,340 Brazilian Real	36,000	36,286	(286)
2/2/2017	HSBC Bank USA, N.A.	108,000 Euro	112,768	116,587	(3,819)
2/2/2017	Brown Brothers Harriman & Co.	14,589 Australian Dollar	11,057	11,064	(7)
2/6/2017	Citigroup Global Markets	80,000,000 Japanese Yen	763,370	708,635	54,735
2/6/2017	Citigroup Global Markets	50,000,000 Japanese Yen	477,409	442,897	34,512
2/6/2017	Citigroup Global Markets	50,000,000 Japanese Yen	477,286	442,897	34,389
2/7/2017	JP Morgan Chase Bank, N.A.	1,715,887 South African Rand	124,304	127,194	(2,890)
2/13/2017	JP Morgan Chase Bank, N.A.	160,000,000 Japanese Yen	1,524,826	1,417,515	107,311
2/13/2017	Banc of America Securities	24,473,000 Mexican Peso	1,303,435	1,171,541	131,894
2/13/2017	Goldman Sachs Bank USA	9,093,732 Mexican Peso	422,000	435,324	(13,324)
2/13/2017	HSBC Bank USA, N.A.	2,488,426 Mexican Peso	129,886	119,123	10,763
2/13/2017	Chase Manhattan Corp.	62,024 Japanese Yen	3,000	2,969	31
2/15/2017	Barclays Bank International	18,404,841 Chinese Yuan Renminbi	2,703,771	2,672,649	31,122
2/15/2017	JP Morgan Chase Bank, N.A.	3,416,529 Chinese Yuan Renminbi	498,000	496,130	1,870
2/22/2017	Banc of America Securities	18,155,760 Russian Ruble	303,000	300,336	2,664
2/22/2017	Societe Generale Securities	9,963,320 Russian Ruble	166,000	164,815	1,185
3/2/2017	Citigroup Global Markets	2,851,000 New Zealand Dollar	2,083,463	2,089,976	(6,513)
3/2/2017	Citigroup Global Markets	2,677,000 Pound Sterling	3,360,593	3,369,287	(8,694)
3/2/2017	JP Morgan Chase Bank, N.A.	2,122,000 Euro	2,272,085	2,293,061	(20,976)
3/17/2017	Goldman Sachs Bank USA	617,371,055 Colombian Peso	207,922	209,475	(1,553)
3/17/2017	Goldman Sachs Bank USA	638,125 Singapore Dollar	440,421	452,949	(12,528)
4/3/2017	HSBC Bank USA, N.A.	14,095,000 Danish Krone	2,035,188	2,052,367	(17,179)
4/3/2017	Banc of America Securities	1,013,700 Danish Krone	153,871	147,605	6,266
4/3/2017	Banc of America Securities	715,300 Danish Krone	108,297	104,155	4,142
4/4/2017	JP Morgan Chase Bank, N.A.	4,100,000 Brazilian Real	1,189,268	1,280,193	(90,925)
4/4/2017	JP Morgan Chase Bank, N.A.	4,100,000 Brazilian Real	1,180,196	1,280,193	(99,997)
4/4/2017	JP Morgan Chase Bank, N.A.	3,700,000 Brazilian Real	1,060,521	1,155,295	(94,774)

January 31, 2017 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
4/10/2017	Citigroup Global Markets	100,000,000 Japanese Yen	$861,015	$888,137	$(27,122)
4/10/2017	Citigroup Global Markets	70,000,000 Japanese Yen	602,648	621,696	(19,048)
4/10/2017	Citigroup Global Markets	40,000,000 Japanese Yen	345,072	355,255	(10,183)
4/10/2017	Citigroup Global Markets	40,000,000 Japanese Yen	344,954	355,255	(10,301)
5/5/2017	Goldman Sachs Bank USA	1,715,887 South African Rand	124,613	125,203	(590)
5/19/2017	Citigroup Global Markets	12,436,416 Chinese Yuan Renminbi	1,797,560	1,794,567	2,993
7/3/2017	Barclays Bank International	505,000 Danish Krone	77,036	73,893	3,143
10/2/2017	Goldman Sachs Bank USA	6,477,000 Danish Krone	940,672	953,063	(12,391)
10/2/2017	HSBC Bank USA, N.A.	5,780,000 Danish Krone	885,145	850,502	34,643
10/2/2017	JP Morgan Chase Bank, N.A.	625,000 Danish Krone	95,791	91,966	3,825
10/3/2017	JP Morgan Chase Bank, N.A.	6,300,000 Brazilian Real	1,852,941	1,891,301	(38,360)
10/3/2017	JP Morgan Chase Bank, N.A.	6,100,000 Brazilian Real	1,814,666	1,831,260	(16,594)
10/3/2017	HSBC Bank USA, N.A.	922,000 Danish Krone	140,527	135,677	4,850
1/2/2018	Banc of America Securities	2,448,000 Danish Krone	358,104	362,331	(4,227)
1/3/2018	Deutsche Bank AG	7,600,000 Brazilian Real	2,139,838	2,241,137	(101,299)
1/3/2018	Deutsche Bank AG	3,300,000 Brazilian Real	873,569	973,125	(99,556)
1/3/2018	JP Morgan Chase Bank, N.A.	2,600,000 Brazilian Real	718,728	766,704	(47,976)
1/3/2018	Deutsche Bank AG	2,400,000 Brazilian Real	665,128	707,727	(42,599)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(533,501)

At January 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
10 - Year U.S Treasury Note Futures	March 2017	80	$9,904,495	$9,957,500	$53,005
5 - Year U.S Treasury Note Futures	March 2017	2	233,251	235,734	2,483
SHORT POSITIONS:
10 - Year Japanese Treasury Bond Futures (OSE)	March 2017	3	3,856,786	3,850,098	6,688
2 - Year U.S Treasury Note Futures	March 2017	86	18,644,277	18,644,532	(255)
Euro - Bond Futures	March 2017	12	2,088,481	2,091,565	(3,084)
Euro - BTP Futures	March 2017	13	1,852,586	1,822,625	29,961
GBP Long Gilt Futures	March 2017	25	3,847,647	3,852,061	(4,414)
U.S Treasury Long Bond Futures	March 2017	23	3,488,203	3,469,406	18,797
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$103,181

At January 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	12/17/26	$8,100,000	8.04%	28 Day MXN TIIE	$5,400	$(999)	$6,399
Chicago Mercantile Exchange#	12/11/31	7,600,000	8.30%	28 Day MXN TIIE	7,317	(426)	7,743
Chicago Mercantile Exchange#	6/15/18	1,200,000	1.25%	3 Month USD LIBOR	(1,260)	5,605	(6,865)
Chicago Mercantile Exchange#	12/16/20	500,000	2.00%	3 Month USD LIBOR	(2,992)	(12,300)	9,308
London Clearing House#	12/21/21	300,000	1.50%	3 Month USD LIBOR	6,544	4,390	2,154
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3 Month USD LIBOR	6,403	4,860	1,543
Chicago Mercantile Exchange#	12/19/23	5,100,000	2.50%	3 Month USD LIBOR	7,589	(41,002)	48,591

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      49

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange#	2/22/26	$2,210,000	2.50%	3 Month USD LIBOR	$24,806	$—	$24,806
Chicago Mercantile Exchange#	3/16/26	4,250,000	2.40%	3 Month USD LIBOR	67,450	—	67,450
Chicago Mercantile Exchange#	4/21/26	2,300,000	2.30%	3 Month USD LIBOR	47,458	—	47,458
Chicago Mercantile Exchange#	4/27/26	2,800,000	2.30%	3 Month USD LIBOR	57,932	—	57,932
Chicago Mercantile Exchange#	7/27/26	2,300,000	2.00%	3 Month USD LIBOR	79,672	—	79,672
Chicago Mercantile Exchange*	7/27/26	850,000	1.85%	3 Month USD LIBOR	35,020	—	35,020
London Clearing House*	12/21/26	3,240,000	1.75%	3 Month USD LIBOR	175,883	(106,161)	282,044
Chicago Mercantile Exchange#	12/21/46	1,720,000	2.25%	3 Month USD LIBOR	162,088	(2,577)	164,665
Chicago Mercantile Exchange#	12/19/48	1,200,000	2.75%	3 Month USD LIBOR	9,811	30,000	(20,189)
Chicago Mercantile Exchange#	3/15/27	1,000,000	0.75%	6 Month GBP LIBOR	83,815	76,884	6,931
Chicago Mercantile Exchange#	3/15/47	360,000	1.75%	6 Month GBP LIBOR	(11,079)	(13,560)	2,481
Chicago Mercantile Exchange#	3/15/47	340,000	1.50%	6 Month GBP LIBOR	15,692	21,625	(5,933)
London Clearing House#	3/15/47	240,000	1.50%	6 Month GBP LIBOR	11,124	3,462	7,662
London Clearing House*	10/15/17	1,200,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	4,044	(4,190)	8,234
London Clearing House*	5/15/18	2,000,000	0.83%	Eurostat Eurozone HICP Ex Tobacco	(28,743)	(8,659)	(20,084)
London Clearing House*	11/15/18	500,000	0.88%	Eurostat Eurozone HICP Ex Tobacco	5,018	16	5,002
London Clearing House*	4/15/21	700,000	0.81%	Eurostat Eurozone HICP Ex Tobacco	20,405	3,848	16,557
London Clearing House*	5/15/21	1,500,000	0.88%	Eurostat Eurozone HICP Ex Tobacco	41,645	9,833	31,812
London Clearing House*	12/15/21	520,000	1.17%	Eurostat Eurozone HICP Ex Tobacco	4,756	398	4,358
London Clearing House*	12/15/26	400,000	1.39%	Eurostat Eurozone HICP Ex Tobacco	(7,807)	(623)	(7,184)
London Clearing House*	11/15/18	400,000	0.89%	France CPI Ex Tobacco	3,124	385	2,739
London Clearing House*	6/15/31	900,000	0.82%	UK RPI All Items NSA	(137,173)	(104,556)	(32,617)
London Clearing House*	10/15/31	440,000	0.82%	UK RPI All Items NSA	(10,448)	—	(10,448)
London Clearing House*	10/15/31	420,000	0.82%	UK RPI All Items NSA	(18,990)	—	(18,990)
London Clearing House*	4/15/35	700,000	3.36%	UK RPI All Items NSA	(61,569)	(36,071)	(25,498)
London Clearing House*	10/15/46	300,000	3.59%	UK RPI All Items NSA	21,255	(17,054)	38,309
London Clearing House*	11/23/20	700,000	2.03%	US Urban Consumers NSA	6,327	—	6,327
London Clearing House*	11/25/20	700,000	2.02%	US Urban Consumers NSA	6,447	—	6,447
					$636,964	$(186,872)	$823,836
OVER THE COUNTER
Citibank NA#	5/15/26	$400,000	1.18%	Eurostat Eurozone HICP Ex Tobacco	$(17,824)	$(62)	$(17,762)
Royal Bank of Scotland PLC#	12/15/26	1,100,000	1.39%	Eurostat Eurozone HICP Ex Tobacco	(23,736)	(1,351)	(22,385)
Goldman Sachs Bank USA*	8/15/26	600,000	1.14%	France CPI Ex Tobacco	(30,183)	—	(30,183)
Royal Bank of Scotland PLC*	8/15/26	400,000	1.14%	France CPI Ex Tobacco	(20,122)	130	(20,252)
Goldman Sachs Group, Inc.#	4/15/30	1,100,000	3.20%	UK RPI All Items NSA	(81,698)	—	(81,698)
Goldman Sachs Group, Inc.#	5/15/30	350,000	3.32%	UK RPI All Items NSA	(16,804)	—	(16,804)
Bank of America NA*	4/08/35	600,000	3.31%	UK RPI All Items NSA	(67,445)	—	(67,445)
Goldman Sachs Group, Inc.#	2/12/17	500,000	2.42%	US Urban Consumers NSA	(25,297)	—	(25,297)
JP Morgan Chase Bank*	4/15/17	1,600,000	2.00%	US Urban Consumers NSA	(5,559)	—	(5,559)
RBS Securities, Inc.*	7/15/17	2,400,000	2.25%	US Urban Consumers NSA	(124,250)	23	(124,273)
Citibank NA*	7/15/17	200,000	2.25%	US Urban Consumers NSA	(10,354)	5	(10,359)
Bank of America NA*	10/16/17	200,000	1.01%	US Urban Consumers NSA	2,431	—	2,431
Bank of America NA*	5/23/18	100,000	1.58%	US Urban Consumers NSA	715	—	715
Bank of America NA*	6/07/18	300,000	1.57%	US Urban Consumers NSA	2,250	—	2,250
Bank of America NA*	11/23/20	2,400,000	1.57%	US Urban Consumers NSA	62,614	—	62,614
JP Morgan Chase Bank, N.A.#	7/26/21	500,000	1.55%	US Urban Consumers NSA	17,232	—	17,232
JP Morgan Chase Bank, N.A.*	7/26/21	500,000	1.73%	US Urban Consumers NSA	(12,827)	—	(12,827)
JP Morgan Chase Bank#	9/12/21	460,000	1.60%	US Urban Consumers NSA	14,171	—	14,171
Deutsche Bank AG*	5/12/25	2,800,000	2.06%	US Urban Consumers NSA	(27,966)	—	(27,966)
Morgan Stanley Capital Services LLC#	7/18/26	500,000	1.79%	US Urban Consumers NSA	(25,346)	—	(25,346)

January 31, 2017 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC#	7/19/26	$800,000	1.81%	US Urban Consumers NSA	$(38,792)	$—	$(38,792)
Morgan Stanley Capital Services LLC*	7/20/26	500,000	1.81%	US Urban Consumers NSA	(24,673)	—	(24,673)
JP Morgan Chase Bank*	9/12/26	460,000	1.80%	US Urban Consumers NSA	(22,254)	—	(22,254)
JP Morgan Chase Bank*	9/15/26	300,000	1.78%	US Urban Consumers NSA	(15,193)	(300)	(14,893)
Morgan Stanley Capital Services LLC*	9/20/26	200,000	1.80%	US Urban Consumers NSA	(9,757)	—	(9,757)
					$(500,667)	$(1,555)	$(499,112)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS					$136,297	$(188,427)	$324,724

At January 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at January 31, 2017(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Intercontinental Exchange###	12/20/21	$1,400,000	5.00%	CDX HY27 5Y ICE	3.50%	$(88,263)	$(52,564)	$(35,699)
						$(88,263)	$(52,564)	$(35,699)
OVER THE COUNTER
Bank of America NA##	12/20/21	$200,000	1.00%	BRAZIL LA SP BOA	2.77%	$(12,908)	$(15,331)	$2,423
Deutsche Bank AG##	6/20/21	100,000	1.00%	BRAZIL LA SP DUB	2.96%	(4,908)	(7,704)	2,796
Credit Suisse International##	6/20/21	200,000	1.00%	BRAZIL LA SP FBF	2.59%	(9,817)	(12,619)	2,802
HSBC Bank USA, N.A.##	6/20/21	200,000	1.00%	BRAZIL LA SP HUS	2.59%	(9,817)	(12,657)	2,840
JP Morgan Chase Bank,
N.A.##	6/20/21	100,000	1.00%	BRAZIL LA SP JPM	2.60%	(4,908)	(6,366)	1,458
Deutsche Bank AG##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8 SP DUB	1.18%	(5,472)	(20,402)	14,930
Goldman Sachs International##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8 SP GST	1.17%	(5,472)	(25,533)	20,061
Barclays Bank PLC##	6/20/21	100,000	1.00%	COLOMBIA LA SP BRC	1.69%	(1,429)	(2,827)	1,398
Goldman Sachs International##	12/20/21	100,000	1.00%	COLOMBIA LA SP GST	1.76%	(2,311)	(3,435)	1,124
HSBC Bank USA, N.A.##	6/20/21	100,000	1.00%	COLOMBIA LA SP HUS	1.71%	(1,429)	(2,908)	1,479
HSBC Bank USA, N.A.##	12/20/21	100,000	1.00%	COLOMBIA LA SP HUS	1.75%	(2,311)	(3,369)	1,058
Deutsche Bank AG##	6/20/21	200,000	1.00%	MEXICO LA SP DUB	1.53%	(3,994)	(4,321)	327
JP Morgan Chase Bank, N.A.##	6/20/21	100,000	1.00%	RUSSIA EM SP JPM	2.37%	(2,548)	(5,492)	2,944
						$(67,324)	$(122,964)	$55,640
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$(155,587)	$(175,528)	$19,941

*	Portfolio pays the fixed rate and receives the floating rate.
#	Portfolio pays the floating rate and receives the fixed rate.
##	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
###	The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      51

Wilmington Multi-Manager Real Asset Fund (concluded)

(a)	“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 97.6%
ALTERNATIVE INVESTMENT FUNDS – 7.6%
AQR Managed Futures Strategy Fund, Class I	155,401	$1,459,213
Blackstone Alternative Multi-Strategy, Class Y	54,029	556,498
Legg Mason BW Absolute Return Opportunities Fund, Class I	45,395	539,744

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,555,455
DEBT FUNDS – 58.8%
Fidelity Focused High Income Fund	193,732	1,658,345
FPA New Income, Inc.	151,154	1,510,025
Wilmington Broad Market Bond Fund, Class I§	683,902	6,538,101
Wilmington Intermediate-Term Bond Fund, Class I§	1,033,169	10,156,054

TOTAL DEBT FUNDS		$19,862,525
EQUITY FUNDS – 20.3%
Diamond Hill Large Cap Fund, Class Y	27,313	648,962
Federated International Strategic Value Dividend Fund, Class I	98,189	341,697
Janus Enterprise Fund, Class I	6,018	595,085
LSV Value Equity Fund, Class I	26,332	690,423
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	14,762	572,189
T Rowe Price Institutional Large- Cap Growth Fund, Class I	20,551	632,974
Touchstone Small Cap Growth Fund, Class Y	31,134	183,382

Description	Number of Shares	Value
Victory Integrity Small-Cap Value Fund, Class Y	5,550	$213,892
Wilmington Large-Cap Strategy Fund, Class I§	83,809	1,574,770
Wilmington Multi-Manager International Fund, Class I§	196,025	1,419,220

TOTAL EQUITY FUNDS		$6,872,594
EXCHANGE-TRADED FUNDS – 10.9%
iShares Cohen & Steers REIT ETF	4,950	491,634
iShares Core MSCI Emerging Markets ETF	11,775	532,701
iShares Russell Mid-Cap Value ETF	5,525	451,724
iShares TIPS ETF	10,697	1,221,383
SPDR Dow Jones International Real Estate ETF	16,760	618,612
Vanguard Small-Cap ETF	2,875	376,424

TOTAL EXCHANGE-TRADED FUNDS		$3,692,478

TOTAL INVESTMENT COMPANIES (COST $32,170,091)		$32,983,052
MONEY MARKET FUND – 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	772,244	772,244

TOTAL MONEY MARKET FUND (COST $772,244)		$772,244

TOTAL INVESTMENTS – 99.9% (COST $32,942,335)		$33,755,296
OTHER ASSETS LESS LIABILITIES – 0.1%		28,315

TOTAL NET ASSETS – 100.0%		$33,783,611

Cost of investments for Federal income tax purposes is $33,309,514. The net unrealized appreciation/(depreciation) of investments was $445,782. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,258,005 and net unrealized depreciation from investments for those securities having an excess of cost over value of $812,223.

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Strategic Allocation Conservative Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$32,983,052	$—	$—	$32,983,052
Money Market Fund	772,244	—	—	772,244

Total	$33,755,296	$—	$—	$33,755,296

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 79.7%
ALTERNATIVE INVESTMENT FUNDS – 6.5%
AQR Managed Futures Strategy Fund, Class I	202,765	$1,903,963
Blackstone Alt Multi-Strategy, Class Y	45,284	466,423
Legg Mason BW Absolute Return Opportunities Fund, Class I	38,569	458,585

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,828,971
DEBT FUNDS – 9.3%
Fidelity Focused High Income Fund	270,032	2,311,478
FPA New Income, Inc.	170,765	1,705,945

TOTAL DEBT FUNDS		$4,017,423
EQUITY FUNDS – 48.8%
Diamond Hill Large Cap Fund, Class Y	71,452	1,697,694
Federated International Strategic Value Dividend Fund, Class I	330,631	1,150,598
Janus Enterprise Fund, Class I	16,349	1,616,761
LSV Value Equity Fund, Class I	64,413	1,688,921
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	43,735	1,695,157
T Rowe Price Institutional Large- Cap Growth Fund, Class I	55,460	1,708,160
Touchstone Small Cap Growth Fund, Class Y	140,015	824,688
Victory Integrity Small-Cap Value Fund, Class Y	24,958	961,896
Wilmington Large-Cap Strategy Fund, Class I§	217,343	4,083,877
Wilmington Multi-Manager International Fund, Class I§	783,454	5,672,205

TOTAL EQUITY FUNDS		$21,099,957
EXCHANGE-TRADED FUNDS – 15.1%
iShares Cohen & Steers REIT ETF	6,325	628,199
iShares Core MSCI Emerging	17,075	772,473
iShares Russell Mid-Cap Value ETF#	14,125	1,154,860
iShares TIPS ETF	13,600	1,552,848
SPDR Dow Jones International Real Estate ETF#	21,125	779,724
Vanguard Small-Cap ETF#	12,550	1,643,172

TOTAL EXCHANGE-TRADED FUNDS		$6,531,276

TOTAL INVESTMENT COMPANIES (COST $31,076,505)		$34,477,627

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$210	$220
Series 2012-114, Class VM, 3.50%, 10/25/25	142,816	149,192

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$149,412
WHOLE LOAN – 0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.34%, 2/25/34Δ	27,413	27,571
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.40%, 11/25/35Δ	13,900	13,175

TOTAL WHOLE LOAN		$40,746

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $200,921)		$190,158
CORPORATE BONDS – 6.8%
AUTOMOTIVE – 0.1%
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	40,000	39,809
BEVERAGES –0.2%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	21,500
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	10,000	9,955
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	39,521

TOTAL BEVERAGES		$70,976
BIOTECHNOLOGY – 0.1%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	23,734
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	40,000	39,319

TOTAL BIOTECHNOLOGY		$63,053
CAPITAL MARKETS – 0.2%
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	39,534
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	15,000	15,117
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,203
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,194

TOTAL CAPITAL MARKETS		$83,048

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      55

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
COMMERCIAL BANKS – 0.2%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	$30,000	$30,297
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	20,790
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	30,000	30,364

TOTAL COMMERCIAL BANKS		$81,451
COMPUTERS – 0.1%
Apple, Inc., Sr. Unsecured, 1.05%, 5/05/17	45,000	45,030
CONSUMER FINANCE – 0.1%
American Express Co., Sr. Unsecured, FRN, 1.51%, 5/22/18Δ	30,000	30,094
DIVERSIFIED FINANCIAL SERVICES – 1.1%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	50,000	50,182
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	18,855
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	100,000	102,407
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	35,000	34,969
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	123,177
HSBC USA, Inc., Sr. Unsecured, 2.63%, 9/24/18	40,000	40,445
US Bancorp, V, Sr. Unsecured, 2.63%, 1/24/22	45,000	45,126
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	38,677
Wells Fargo & Co., Series M, Subordinated, 3.45%, 2/13/23	35,000	35,362

TOTAL DIVERSIFIED FINANCIAL SERVICES		$489,200
ELECTRIC – 0.4%
Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	35,000	35,391
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	10,000	10,379
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	97,286
Pacific Gas & Electric Co., Sr. Unsecured, 3.75%, 2/15/24	20,000	20,885

TOTAL ELECTRIC		$163,941
ENVIRONMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	36,331
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	24,973

TOTAL ENVIRONMENTAL CONTROL		$61,304

Description	Par Value	Value
FOREST PRODUCTS & PAPER – 0.1%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	$35,000	$37,984
HEALTH CARE EQUIPMENT & SUPPLIES – 0.2%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	20,000	20,081
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	20,000	20,404
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	35,000	34,989

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$75,474
HEALTH CARE PROVIDERS & SERVICES – 0.1%
Aetna, Inc., Sr. Unsecured, 4.38%, 6/15/46	20,000	20,094
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	24,856

TOTAL HEALTH CARE PROVIDERS & SERVICES		$44,950
HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured, 4.50%, 6/01/46#	25,000	24,534
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	70,848
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	10,678

TOTAL HOME FURNISHINGS		$106,060
HOUSEHOLD PRODUCTS – 0.2%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21#	60,000	64,542
INSURANCE – 0.5%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	41,567
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	35,438
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	24,794
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	64,504
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	44,011

TOTAL INSURANCE		$210,314
MEDIA – 0.1%
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	25,000	24,136
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	25,000	24,559
Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44	10,000	10,246

TOTAL MEDIA		$58,941
METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	24,000	27,634

January 31, 2017 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
MISCELLANEOUS MANUFACTURING – 0.3%
General Electric Co., Sr. Unsecured, MTN, 2.30%, 4/27/17#	$70,000	$70,178
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	47,020
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21#	20,000	20,514

TOTAL MISCELLANEOUS MANUFACTURING		$137,712
OIL & GAS – 0.4%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	48,920
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	30,000	30,283
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	19,687
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	21,580
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	24,936
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	9,942

TOTAL OIL & GAS		$155,348
PHARMACEUTICALS – 0.2%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	30,000	30,182
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	18,833
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	20,000	20,971

TOTAL PHARMACEUTICALS		$69,986
PIPELINES – 0.4%
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	35,079
Energy Transfer Partners LP, Sr. Unsecured, 4.20%, 4/15/27	40,000	39,743
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	35,000	35,286
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	51,899
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	25,000	24,011

TOTAL PIPELINES		$186,018
REAL ESTATE INVESTMENT TRUSTS – 0.8%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	16,134
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	109,356
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	15,429

Description	Par Value	Value
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	$100,000	$101,907
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	39,963
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	14,759
Prologis LP, Company Guaranteed, 3.35%, 2/01/21	35,000	36,062

TOTAL REAL ESTATE INVESTMENT TRUSTS		$333,610
SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	35,253
TELECOMMUNICATIONS – 0.3%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	35,000	34,976
AT&T, Inc., Sr. Unsecured, 2.45%, 6/30/20	35,000	34,731
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	14,148
AT&T, Inc., FRN, Sr. Unsecured, 1.85%, 11/27/18Δ	55,000	55,459

TOTAL TELECOMMUNICATIONS		$139,314
TRANSPORTATION – 0.2%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	27,359
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	14,104
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,427

TOTAL TRANSPORTATION		$96,890
TRUCKING & LEASING – 0.0%**
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	20,000	20,302

TOTAL CORPORATE BONDS (COST $2,860,275)		$2,928,238
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.3%
AIRLINES – 0.3%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	53,730	59,707
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	42,192	48,468

TOTAL AIRLINES		$108,175

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $95,173)		$108,175
MORTGAGE-BACKED SECURITIES – 4.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) –2.5%
Pool A15865, 5.50%, 11/01/33	43,328	48,238

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Pool A19412, 5.00%, 3/01/34	$121,747	$134,656
Pool C00478, 8.50%, 9/01/26	1,702	1,993
Pool C03517, 4.50%, 9/01/40	30,957	33,389
Pool C03849, 3.50%, 4/01/42	50,823	52,023
Pool C04305, 3.00%, 11/01/42	179,361	177,496
Pool C09020, 3.50%, 11/01/42	159,467	163,964
Pool G05774, 5.00%, 1/01/40	233,617	255,821
Pool G07889, 3.50%, 8/01/43	38,170	39,013
Pool G60038, 3.50%, 1/01/44	126,668	129,578
Pool Q23891, 4.00%, 12/01/43	48,010	50,468

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,086,639
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.7%
Pool 326445, 0.88%, 5/21/18	165,000	164,665
Pool 533246, 7.50%, 4/01/30	4,370	4,513
Pool 580676, 1.63%, 11/27/18	165,000	166,254
Pool AB4089, 3.00%, 12/01/26	32,627	33,530
Pool AJ4050, 4.00%, 10/01/41	94,195	99,384
Pool AL6325, 3.00%, 10/01/44	69,757	69,246
Pool AS0302, 3.00%, 8/01/43	75,696	75,140
Pool AT7899, 3.50%, 7/01/43	73,654	75,377
Pool AX5302, 4.00%, 1/01/42	29,665	31,304

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$719,413
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	13,903	16,273
Pool 354765, 7.00%, 2/15/24	18,071	21,529
Pool 354827, 7.00%, 5/15/24	14,732	16,100

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$53,902

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,851,853)		$1,859,954
U.S. TREASURY – 7.3%
U.S. TREASURY BONDS – 1.3%
2.50%, 2/15/46	65,000	57,895
3.00%, 11/15/44	53,000	52,474
3.00%, 11/15/45	8,000	7,907
3.13%, 8/15/44	11,000	11,162
3.38%, 5/15/44	139,000	147,764
3.63%, 2/15/44	87,000	96,591
4.38%, 5/15/40	120,000	148,379
4.75%, 2/15/37	21,000	27,318

TOTAL U.S. TREASURY BONDS		$549,490
U.S. TREASURY NOTES – 6.0%
0.63%, 9/30/17	40,000	39,976
0.88%, 10/15/17	360,000	360,294
1.13%, 2/28/21	250,000	243,618

Description	Par Value	Value
1.50%, 12/31/18	$87,000	$87,511
1.50%, 3/31/19	100,000	100,477
1.50%, 11/30/19	40,000	40,067
1.50%, 8/15/26	90,000	82,762
1.63%, 11/15/22	96,000	93,583
1.63%, 5/15/26	195,000	181,785
2.00%, 10/31/21	165,000	165,690
2.00%, 2/15/25	115,000	111,948
2.00%, 8/15/25	35,000	33,902
2.13%, 11/30/23	215,000	213,690
2.13%, 8/31/20	115,000	116,938
2.13%, 6/30/22	175,000	175,952
2.13%, 5/15/25	140,000	137,270
2.25%, 11/15/24	80,000	79,489
2.25%, 11/15/25	5,000	4,932
2.38%, 8/15/24	140,000	140,680
3.50%, 5/15/20	100,000	106,137
4.50%, 5/15/17	100,000	101,111

TOTAL U.S. TREASURY NOTES		$2,617,812

TOTAL U.S. TREASURY (COST $3,164,749)		$3,167,302

	Number of Shares
MONEY MARKET FUND – 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	615,716	$615,716

TOTAL MONEY MARKET FUND (COST $615,716)		$615,716

TOTAL INVESTMENTS IN SECURITIES – 100.2% (COST $39,865,192)		$43,347,170

Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.5%
REPURCHASE AGREEMENTS – 4.5%
Citigroup Global Markets, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $363,538, collateralized by U.S. Government & Treasury Securities 0.88% to 11.5%, maturing 2/01/17 to 6/01/52; total market value of $370,803.	$363,532	$363,532

January 31, 2017 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Daiwa Capital Markets America, 0.58%, dated 1/31/17, due 2/01/17, repurchase price $363,538, collateralized by U.S. Government & Treasury Securities 0.00% to 8.88%, maturing 2/16/17 to 9/09/49; total market value of $370,803.	$363,532	$363,532
HSBC Securities USA, Inc., 0.52%, dated 1/31/17, due 2/01/17, repurchase price $144,647, collateralized by U.S. Treasury Securities 0.63% to 6.25%, maturing 6/30/17 to 2/15/46; total market value of $147,538.	144,645	144,645
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.55%, dated 1/31/17, due 2/01/17, repurchase price $363,537, collateralized by U.S. Government Securities 2.32% to 8.50%, maturing 12/15/25 to 12/20/66; total market value of $370,803.	363,532	363,532
Nomura Securities International, Inc., 0.55%, dated 1/31/17, due 2/01/17, repurchase price $363,537, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 2/10/17 to 12/20/66; total market value of $370,803.	363,532	363,532

Description	Par Value	Value
RBC Dominion Securities, Inc., 0.56% dated 1/31/17 due 2/01/17 repurchase price $363,538, collateralized by U.S. Government & Treasury Securities 3.00% to 7.00%, maturing 3/01/37 to 1/01/47; total market value of $370,802.	$363,532	$363,532

TOTAL REPURCHASE AGREEMENTS		$1,962,305

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,962,305)		$1,962,305

TOTAL INVESTMENTS – 104.7% (COST $41,827,497)		$45,309,475
COLLATERAL FOR SECURITIES ON LOAN – (4.5%)		(1,962,305)
OTHER LIABILITIES LESS ASSETS – (0.2%)		(60,408)

TOTAL NET ASSETS – 100.0%		$43,286,762

Cost of investments for Federal income tax purposes is 42,465,158. The net unrealized appreciation/(depreciation) of investments was 2,844,317. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of 3,966,550 and net unrealized depreciation from investments for those securities having an excess of cost over value of 1,122,233.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$34,477,627	$—	$—	$34,477,627
Collateralized Mortgage Obligations	—	190,158	—	190,158
Corporate Bonds	—	2,928,238	—	2,928,238
Enhanced Equipment Trust Certificates	—	108,175	—	108,175
Mortgage-Backed Securities	—	1,859,954	—	1,859,954
U.S. Treasury	—	3,167,302	—	3,167,302
Money Market Fund	615,716	—	—	615,716
Repurchase Agreements	—	1,962,305	—	1,962,305

Total	$35,093,343	$10,216,132	$—	$45,309,475

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Strategic Allocation Moderate Fund (concluded)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2017, these liquid restricted securities amounted to $123,177 representing 0.28% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS	- Treasury Inflation Protected Security

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 98.3%
ALTERNATIVE INVESTMENT FUNDS – 6.9%
AQR Managed Futures Strategy Fund, Class I	189,193	$1,776,519
EQUITY FUNDS – 66.4%
Diamond Hill Large Cap Fund, Class Y	52,421	1,245,531
Federated International Strategic Value Dividend Fund, Class I	294,895	1,026,236
Janus Enterprise Fund, Class I	11,126	1,100,202
LSV Value Equity Fund, Class I	49,370	1,294,482
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	28,205	1,093,239
T Rowe Price Institutional Large- Cap Growth Fund, Class I	34,556	1,064,340
Touchstone Small Cap Growth Fund, Class Y	97,486	574,190
Victory Integrity Small-Cap Value Fund, Class Y	16,654	641,840
Wilmington Large-Cap Strategy Fund, Class I§	139,496	2,621,131
Wilmington Multi-Manager International Fund, Class I§	886,961	6,421,599

TOTAL EQUITY FUNDS		$17,082,790

Description	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 25.0%
iShares Cohen & Steers REIT ETF	1,230	$122,164
iShares Core MSCI Emerging Markets ETF	40,850	1,848,054
iShares Russell Mid-Cap Value ETF	14,165	1,158,130
iShares TIPS ETF	4,800	548,064
SPDR Dow Jones International Real Estate ETF	6,510	240,284
Vanguard Small-Cap ETF	19,300	2,526,949

TOTAL EXCHANGE-TRADED FUNDS		$6,443,645

TOTAL INVESTMENT COMPANIES (COST $21,511,901)		$25,302,954
MONEY MARKET FUND – 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	445,807	445,807
TOTAL MONEY MARKET FUND (COST $445,807)		$445,807

TOTAL INVESTMENTS – 100.0% (COST $21,957,708)		$25,748,761
OTHER LIABILITIES LESS ASSETS – 0.0%**		(4,116)

TOTAL NET ASSETS – 100.0%		$25,744,645

Cost of investments for Federal income tax purposes is $25,594,557. The net unrealized appreciation/(depreciation) of investments was $154,204. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,053,812 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,899,608.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$25,302,954	$—	$—	$25,302,954
Money Market Fund	445,807	—	—	445,807

Total	$25,748,761	$—	$—	$25,748,761

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Strategic Allocation Aggressive Fund

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.1%
FINANCIAL SERVICES – 0.1%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$477,587	$505,974

TOTAL ASSET-BACKED SECURITY (COST $477,587)		$505,974
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.0%**
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	12,082	12,094
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.3%
Pool Q33547, 3.50%, 5/01/45	1,282,583	1,312,774
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	631	661
Series 2005-29, Class WC, 4.75%, 4/25/35	33,126	35,798
Series 2012-114, Class VM, 3.50%, 10/25/25	1,928,013	2,014,091

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,050,550
WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.34%, 2/25/34Δ	136,085	136,869
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	164,909	165,993
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.40%, 11/25/35Δ	278,008	263,499
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	304,729	309,767

TOTAL WHOLE LOAN		$876,128

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,393,290)		$4,251,546
COMMERCIAL PAPER – 2.8%◆
COMMERCIAL PAPER – 2.8%
Canadian National Resources, 0.97%, 2/01/17	3,000,000	2,999,921
Cardinal Health, Inc., 0.87%, 2/01/17	3,000,000	2,999,929
Kroger Co., 0.87%, 2/01/17	3,000,000	2,999,929

Description	Par Value	Value
Sysco Corp., 0.92%, 2/01/17	$4,550,000	$4,549,886

TOTAL COMMERCIAL PAPER		$13,549,665

TOTAL COMMERCIAL PAPER (COST $13,550,000)		$13,549,665
CORPORATE BONDS – 45.6%
AEROSPACE & DEFENSE – 0.8%
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,065,497
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	2,000,000	2,006,734
Lockheed Martin Corp., Sr. Unsecured, 4.70%, 5/15/46	975,000	1,046,962

TOTAL AEROSPACE & DEFENSE		$4,119,193
AUTOMOTIVE – 2.1%
Daimler Finance North America LLC, Company Guaranteed, 2.30%, 1/06/20Ω	2,000,000	2,005,110
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ω	250,000	261,848
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,206,861
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	256,790
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18	650,000	652,232
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	552,004
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	466,760
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,218,460
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	300,000	305,228
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	1,430,000	1,426,860
General Motors Financial Co., Inc., Company Guaranteed, 2.35%, 10/04/19	1,000,000	991,043

TOTAL AUTOMOTIVE		$10,343,196
BEVERAGES – 0.8%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,209,393
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.60%, 1/15/19	1,900,000	1,927,912
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.53%, 11/15/21	1,000,000	993,916

TOTAL BEVERAGES		$4,131,221

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      63

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
BIOTECHNOLOGY – 1.5%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	$2,000,000	$1,996,124
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	2,130,000	2,022,102
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,504,322
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,366,341
Gilead Sciences, Inc., Sr. Unsecured, 4.60%, 9/01/35	650,000	677,607

TOTAL BIOTECHNOLOGY		$7,566,496
BUILDING PRODUCTS – 0.0%**
Johnson Controls International PLC, Sr. Unsecured, 4.63%, 7/02/44	100,000	99,576
CAPITAL MARKETS – 1.5%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	737,478
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	271,730
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,380,718
Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	268,414
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.04%, 4/23/20Δ	425,000	430,509
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.05%, 9/15/20Δ	1,425,000	1,438,422
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	915,000	910,004
Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	322,225
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	515,272
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	856,122

TOTAL CAPITAL MARKETS		$7,130,894
COMMERCIAL BANKS – 4.3%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,656,247
Branch Banking & Trust Co., Subordinated, 3.80%, 10/30/26	1,000,000	1,031,121
Commonwealth Bank of Australia, Sr. Unsecured, 1.35%, 3/12/18Δ,Ώ	1,000,000	1,001,298
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,287,837
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	550,939
Fifth Third Bank, Sr. Unsecured, 1.35%, 6/01/17	1,000,000	1,000,332
KeyBank NA, Sr. Unsecured, 1.70%, 6/01/18	2,500,000	2,502,540

Description	Par Value	Value
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	$750,000	$760,777
PNC Bank NA, Sr. Unsecured, MTN, 2.40%, 10/18/19	1,500,000	1,514,462
PNC Bank NA, Subordinated Note, BKNT, 2.95%, 1/30/23	350,000	348,868
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,543,707
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,017,778
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,492,909
Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 1.75%, 7/23/18	2,500,000	2,506,043
US Bank NA/Cincinnati OH, Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,013,955

TOTAL COMMERCIAL BANKS		$21,228,813
COMMERCIAL FINANCE – 0.1%
General Electric Co., Subordinated Note, 5.30%, 2/11/21	250,000	276,885
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,909,345
COMPUTERS – 0.7%
Apple, Inc., Sr. Unsecured, 1.05%, 5/05/17	1,580,000	1,581,036
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17	2,000,000	2,013,598

TOTAL COMPUTERS		$3,594,634
CONSUMER FINANCE – 0.9%
American Express Co., Sr. Unsecured, 1.51%, 5/22/18Δ	655,000	657,042
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	800,000	793,476
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	750,000	756,126
Capital One NA, Sr. Unsecured, 2.35%, 1/31/20	1,000,000	1,000,028
Capital One NA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	680,000	679,920
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	250,136

TOTAL CONSUMER FINANCE		$4,136,728
DIVERSIFIED FINANCIAL SERVICES – 3.9%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,279,647
Bank of America Corp., Sr. Unsecured, MTN, 2.07%, 3/22/18Δ	1,500,000	1,513,006
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,032,335

January 31, 2017 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	$1,000,000	$1,006,586
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	443,393
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,683,514
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	289,826
Citigroup, Inc., Subordinated, 4.13%, 7/25/28	1,150,000	1,130,248
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,231,774
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	150,000	156,216
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	1,600,000	1,601,495
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	107,964
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	686,965
JPMorgan Chase Capital XXIII, Limited Guarantee, 1.91%, 5/15/47Δ	1,000,000	857,500
US Bancorp, Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,019,150
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	1,944,354
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	2,075,000	2,006,350

TOTAL DIVERSIFIED FINANCIAL SERVICES		$18,990,323
ELECTRIC – 3.0%
Appalachian Power Co., Series K, Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,516,738
Baltimore Gas & Electric Co., Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,419,824
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	971,756
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	735,258
Dominion Resources, Inc., Sr. Unsecured, 1.25%, 3/15/17	960,000	960,102
Dominion Resources, Inc., Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,521,351
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	305,000	316,565
Entergy Arkansas, Inc., 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,017,783
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,405,249
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	650,000	669,382
FirstEnergy Corp., Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,294,731

Description	Par Value	Value
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	$2,250,000	$2,326,962
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	507,156

TOTAL ELECTRIC		$14,662,857
ELECTRONICS – 0.4%
Corning, Inc., Sr. Unsecured, 1.50%, 5/08/18	2,000,000	1,996,742
ENVIRONMENTAL CONTROL – 0.6%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,302,722
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,518,359

TOTAL ENVIRONMENTAL CONTROL		$2,821,081
FOOD – 1.2%
Kraft Foods Group, Inc., Company Guaranteed, 2.25%, 6/05/17	2,000,000	2,008,488
Kraft Heinz Foods Co., Company Guaranteed, 1.60%, 6/30/17	850,000	850,867
Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45	500,000	526,333
Kroger Co., Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,771,173
Kroger Co., Sr. Unsecured, 8.00%, 9/15/29	500,000	675,954

TOTAL FOOD		$5,832,815
FOOD PRODUCTS – 0.6%
General Mills, Inc., Sr. Unsecured, 1.40%, 10/20/17	2,000,000	2,003,549
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	519,811
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	529,167

TOTAL FOOD PRODUCTS		$3,052,527
FOREST PRODUCTS & PAPER – 0.7%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	1,665,000	1,806,959
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,447,126

TOTAL FOREST PRODUCTS & PAPER		$3,254,085
HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	1,275,000	1,280,173
Becton Dickinson and Co., Sr. Unsecured, 1.80%, 12/15/17	518,000	519,460
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,122,210
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	1,685,000	1,684,461

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,606,304

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      65

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
HEALTH CARE PROVIDERS & SERVICES – 0.9%
Aetna, Inc., Sr. Unsecured, 4.38%, 6/15/46	$1,100,000	$1,105,150
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	2,500,000	2,515,148
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	254,536
UnitedHealth Group, Inc., Sr. Unsecured, 1.40%, 12/15/17	450,000	450,188
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	283,280

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,608,302
HOME FURNISHINGS – 0.7%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,634,960
Whirlpool Corp., Sr. Unsecured, 4.50%, 6/01/46#	1,320,000	1,295,380
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	224,231

TOTAL HOME FURNISHINGS		$3,154,571
HOUSEHOLD PRODUCTS – 0.1%
Kimberly-Clark Corp., Sr. Unsecured, 3.20%, 7/30/46	500,000	437,681
INSURANCE – 2.5%
Aon PLC, Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,506,814
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,119,817
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	961,897
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,058,478
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,368,612
MetLife, Inc., Series A, Sr. Unsecured, 6.82%, 8/15/18	3,000,000	3,228,407
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	252,690
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,075,073
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,677,291

TOTAL INSURANCE		$12,249,079
MEDIA – 1.6%
21st Century Fox America, Inc., Company Guaranteed, 4.75%, 11/15/46Ώ	1,000,000	995,772
CBS Corp., Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,004,417
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,061,988

Description	Par Value	Value
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	$1,500,000	$1,537,561
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,168,994
Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44	565,000	578,894
Walt Disney Co. (The), Sr. Unsecured, MTN, 3.00%, 7/30/46#	615,000	515,047

TOTAL MEDIA		$7,862,673
METALS & MINING – 0.2%
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,042,090
MISCELLANEOUS MANUFACTURING – 0.5%
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,144,810
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21#	480,000	492,325
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	757,181

TOTAL MISCELLANEOUS MANUFACTURING		$2,394,316
OIL & GAS – 1.8%
Chevron Corp., Sr. Unsecured, 1.72%, 6/24/18	2,000,000	2,015,850
ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21	335,000	354,899
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	925,000	933,734
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	733,327
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,564,569
Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ώ	1,500,000	1,556,385
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,333,522
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	559,730

TOTAL OIL & GAS		$9,052,016
PHARMACEUTICALS – 1.8%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,493,992
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	433,170
Actavis Funding SCS, Company Guaranteed, 1.30%, 6/15/17	1,500,000	1,499,836
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	642,200
Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	2,000,000	1,901,298
McKesson Corp., Sr. Unsecured, 1.29%, 3/10/17	460,000	460,126
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	940,000	985,615

January 31, 2017 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Medtronic, Inc., Sr. Unsecured, 1.50%, 3/15/18	$700,000	$700,697
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 4.10%, 10/01/46#	1,000,000	840,846

TOTAL PHARMACEUTICALS		$8,957,780
PIPELINES – 2.6%
Energy Transfer Partners LP, Sr. Unsecured, 2.50%, 6/15/18	1,000,000	1,012,041
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	870,000	871,969
Energy Transfer Partners LP, Sr. Unsecured, 5.30%, 4/15/47	2,250,000	2,223,862
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	500,647
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68Δ	2,000,000	2,090,000
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,965,000	1,981,033
Kinder Morgan Energy Partners LP, Sr. Unsecured, 5.40%, 9/01/44	1,000,000	1,041,631
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,153,320
Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	670,000	658,525
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	1,125,000	1,080,483

TOTAL PIPELINES		$12,613,511
REAL ESTATE INVESTMENT TRUSTS – 3.4%
American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19	2,000,000	2,047,482
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	415,000	446,373
American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	1,000,000	925,918
AvalonBay Communities, Inc., Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,191,944
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	615,000	626,735
Digital Realty Trust LP, Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,116,228
HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,066,497
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	462,862
Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,011,007
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	275,496
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	694,353

Description	Par Value	Value
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	$915,000	$900,283
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,220,819
ProLogis LP, Sr. Unsecured, 2.75%, 2/15/19	450,000	457,507
Prologis LP, Sr. Unsecured, 3.35%, 2/01/21	1,245,000	1,282,779

TOTAL REAL ESTATE INVESTMENT TRUSTS		$16,726,283
RETAIL – 0.7%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	2,000,000	2,006,926
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	1,400,000	1,403,108

TOTAL RETAIL		$3,410,034
SOFTWARE – 0.8%
Microsoft Corp., Sr. Unsecured, 4.75%, 11/03/55	1,000,000	1,055,790
Oracle Corp., Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,781,159
Oracle Corp., Sr. Unsecured, 4.00%, 7/15/46	1,300,000	1,226,601

TOTAL SOFTWARE		$4,063,550
TELECOMMUNICATIONS – 2.3%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	1,731,000	1,729,821
AT&T, Inc., Sr. Unsecured, 2.38%, 11/27/18	2,000,000	2,015,093
AT&T, Inc., Sr. Unsecured, 2.45%, 6/30/20	2,115,000	2,098,771
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	796,983
Cisco Systems, Inc., Sr. Unsecured, 1.34%, 9/20/19Δ	1,600,000	1,611,658
Verizon Communications, Inc., Sr. Unsecured, 1.76%, 6/17/19Δ	1,000,000	1,009,245
Verizon Communications, Inc., Sr. Unsecured, 4.86%, 8/21/46	2,000,000	1,928,764

TOTAL TELECOMMUNICATIONS		$11,190,335
TRANSPORTATION – 1.2%
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	685,000	644,085
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	272,485
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	500,011
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,163,961
Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,466,544

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      67

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Union Pacific Corp., Sr. Unsecured, 4.38%, 11/15/65	$1,000,000	$999,678

TOTAL TRANSPORTATION		$6,046,764
TRUCKING & LEASING – 0.1%
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	640,000	649,653

TOTAL CORPORATE BONDS (COST $223,296,927)		$224,212,353
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	275,259	294,011
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	167,905	186,585
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	263,701	302,926
Delta Air Lines, 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	191,681	213,365

TOTAL AIRLINES		$996,887

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $898,546)		$996,887
GOVERNMENT AGENCIES – 1.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.7%
1.25%, 10/02/19	1,300,000	1,292,897
1.75%, 5/30/19#	2,000,000	2,017,273
2.38%, 1/13/22	125,000	127,013

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,437,183
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
6.25%, 5/15/29	750,000	999,976
7.25%, 5/15/30	400,000	582,055

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,582,031

TOTAL GOVERNMENT AGENCIES (COST $4,783,637)		$5,019,214
MORTGAGE-BACKED SECURITIES – 22.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 11.4%
Pool A13990, 4.50%, 10/01/33	42,853	46,466
Pool A93415, 4.00%, 8/01/40	1,950,098	2,057,385
Pool A93505, 4.50%, 8/01/40	1,514,232	1,632,992
Pool A93996, 4.50%, 9/01/40	1,213,269	1,308,539
Pool A97047, 4.50%, 2/01/41	1,187,124	1,280,201
Pool B17616, 5.50%, 1/01/20	53,730	53,910
Pool C00478, 8.50%, 9/01/26	15,321	17,936

Description	Par Value	Value
Pool C01272, 6.00%, 12/01/31	$31,160	$35,240
Pool C03750, 3.50%, 2/01/42	417,671	429,453
Pool C03849, 3.50%, 4/01/42	203,291	208,090
Pool C04305, 3.00%, 11/01/42	3,160,111	3,127,242
Pool C04444, 3.00%, 1/01/43	113,944	112,969
Pool C09020, 3.50%, 11/01/42	3,016,114	3,101,169
Pool C09029, 3.00%, 3/01/43	525,964	521,470
Pool C09044, 3.50%, 7/01/43	1,484,938	1,519,052
Pool E09010, 2.50%, 9/01/27	1,148,239	1,154,683
Pool G01625, 5.00%, 11/01/33	43,377	47,409
Pool G02296, 5.00%, 6/01/36	227,681	248,729
Pool G02390, 6.00%, 9/01/36	7,795	8,788
Pool G03703, 5.50%, 12/01/37	23,896	26,641
Pool G04776, 5.50%, 7/01/38	79,163	88,369
Pool G05317, 5.00%, 4/01/37	896,191	979,008
Pool G05500, 5.00%, 5/01/39	819,969	892,758
Pool G06222, 4.00%, 1/01/41	2,025,373	2,135,765
Pool G06956, 4.50%, 8/01/41	1,119,048	1,206,958
Pool G07266, 4.00%, 12/01/42	2,889,068	3,037,307
Pool G07624, 4.00%, 12/01/43	1,222,372	1,292,293
Pool G07680, 4.00%, 4/01/44	2,128,232	2,250,308
Pool G07889, 3.50%, 8/01/43	1,316,425	1,345,472
Pool G07943, 4.50%, 8/01/44	172,617	186,062
Pool G08097, 6.50%, 11/01/35	20,404	23,097
Pool G08534, 3.00%, 6/01/43	658,316	652,692
Pool G08595, 4.00%, 7/01/44	1,221,040	1,282,082
Pool G08607, 4.50%, 9/01/44	1,016,457	1,095,924
Pool G08705, 3.00%, 5/01/46	375,734	371,704
Pool G08708, 4.50%, 5/01/46	866,499	934,475
Pool G12709, 5.00%, 7/01/22	51,355	52,855
Pool G18497, 3.00%, 1/01/29	144,258	148,101
Pool G60038, 3.50%, 1/01/44	6,441,460	6,589,446
Pool G60384, 4.50%, 12/01/45	119,532	128,854
Pool Q08305, 3.50%, 5/01/42	1,200,309	1,233,121
Pool Q19476, 3.50%, 6/01/43	1,242,666	1,271,253
Pool Q23891, 4.00%, 12/01/43	240,050	252,338
Pool Q36970, 4.00%, 10/01/45	642,845	674,484
Pool Q39438, 4.00%, 3/01/46	5,015,716	5,264,142
Pool Q39644, 3.50%, 3/01/46	5,691,264	5,814,346

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$56,141,578
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 10.6%
Pool 254007, 6.50%, 10/01/31	17,325	19,686
Pool 254759, 4.50%, 6/01/18	20,029	20,271
Pool 254833, 4.50%, 8/01/18	3,970	4,024
Pool 256515, 6.50%, 12/01/36	20,367	23,146
Pool 256639, 5.00%, 2/01/27	16,511	18,053

January 31, 2017 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool 256752, 6.00%, 6/01/27	$27,085	$30,606
Pool 329794, 7.00%, 2/01/26	24,869	29,739
Pool 402255, 6.50%, 12/01/27	1,502	1,551
Pool 629603, 5.50%, 2/01/17	47	47
Pool 638023, 6.50%, 4/01/32	56,239	62,040
Pool 642345, 6.50%, 5/01/32	53,469	61,399
Pool 651292, 6.50%, 7/01/32	70,262	74,296
Pool 686398, 6.00%, 3/01/33	158,578	176,171
Pool 695818, 5.00%, 4/01/18	21,300	21,515
Pool 745412, 5.50%, 12/01/35	29,816	33,231
Pool 888789, 5.00%, 7/01/36	335,619	366,974
Pool 890551, 4.50%, 8/01/41	110,154	118,930
Pool 975207, 5.00%, 3/01/23	80,137	82,786
Pool AB1796, 3.50%, 11/01/40	1,069,880	1,100,430
Pool AB7936, 3.00%, 2/01/43	2,008,428	1,988,717
Pool AB8997, 2.50%, 4/01/28	251,431	251,681
Pool AE0217, 4.50%, 8/01/40	187,342	202,053
Pool AE2520, 3.00%, 1/01/26	595,978	614,278
Pool AH5583, 4.50%, 2/01/41	554,662	598,836
Pool AK4523, 4.00%, 3/01/42	1,957,531	2,058,320
Pool AL0658, 4.50%, 8/01/41	640,118	691,116
Pool AL1319, 4.50%, 10/01/41	1,203,613	1,300,234
Pool AL2034, 4.50%, 4/01/42	277,722	299,790
Pool AL3761, 4.50%, 2/01/43	410,893	445,090
Pool AL5537, 4.50%, 4/01/44	525,958	567,915
Pool AL6302, 4.50%, 10/01/41	1,092,849	1,179,877
Pool AL6325, 3.00%, 10/01/44	3,535,405	3,509,496
Pool AS0302, 3.00%, 8/01/43	5,445,466	5,405,484
Pool AS3155, 4.00%, 8/01/44	135,751	142,556
Pool AS4480, 2.50%, 2/01/30	1,451,504	1,452,486
Pool AS5136, 4.00%, 6/01/45	1,025,563	1,076,524
Pool AS7462, 2.50%, 6/01/31	555,414	555,793
Pool AS7568, 4.50%, 7/01/46	372,440	401,998
Pool AT7899, 3.50%, 7/01/43	3,813,510	3,902,684
Pool AU4279, 3.00%, 9/01/43	1,055,216	1,047,481
Pool AX0833, 3.50%, 9/01/44	1,730,810	1,776,346
Pool AX5302, 4.00%, 1/01/42	1,794,636	1,893,799
Pool AZ7362, 4.00%, 11/01/45	1,540,327	1,616,932
Pool AZ9565, 3.50%, 12/01/45	2,301,727	2,353,863
Pool BC0245, 3.00%, 2/01/46	962,843	953,428
Pool BC0326, 3.50%, 12/01/45	1,821,207	1,862,955
Pool BC0830, 3.00%, 4/01/46	2,172,438	2,151,147
Pool BC9003, 3.00%, 11/01/46	1,686,645	1,670,283
Pool MA1458, 3.00%, 6/01/43	619,593	615,060
Pool TBA, 5.00%, 2/01/47	6,700,000	7,295,672

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$52,126,789

Description	Par Value	Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 2077, 7.00%, 9/20/25	$8,840	$9,980
Pool 354677, 7.50%, 10/15/23	22,113	25,883
Pool 354713, 7.50%, 12/15/23	14,995	17,551
Pool 354765, 7.00%, 2/15/24	31,667	37,726
Pool 354827, 7.00%, 5/15/24	24,553	26,832
Pool 360869, 7.50%, 5/15/24	21,690	22,386
Pool 373335, 7.50%, 5/15/22	7,979	8,229
Pool 385623, 7.00%, 5/15/24	30,848	34,599
Pool 503405, 6.50%, 4/15/29	31,343	36,170

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$219,356

TOTAL MORTGAGE-BACKED SECURITIES (COST $109,903,934)		$108,487,723
U.S. TREASURY – 28.8%
U.S. TREASURY BONDS – 4.8%
2.50%, 2/15/45	2,135,000	1,908,288
2.50%, 2/15/46	1,780,000	1,585,430
2.88%, 8/15/45	300,000	289,335
3.00%, 5/15/42	500,000	497,610
3.00%, 11/15/44	2,000,000	1,980,151
3.00%, 5/15/45	2,000,000	1,977,655
3.00%, 11/15/45	765,000	756,096
3.13%, 8/15/44	6,637,000	6,734,998
3.63%, 2/15/44	2,106,000	2,338,178
3.63%, 8/15/43	881,000	978,262
3.75%, 11/15/43	365,000	414,366
5.25%, 2/15/29	500,000	639,056
5.38%, 2/15/31	600,000	799,616
6.25%, 5/15/30	500,000	707,048
6.38%, 8/15/27#	450,000	611,562
8.88%, 2/15/19	1,130,000	1,306,303

TOTAL U.S. TREASURY BONDS		$23,523,954
U.S. TREASURY NOTES – 24.0%
0.63%, 8/31/17	1,810,000	1,809,486
0.63%, 9/30/17	750,000	749,556
0.75%, 12/31/17	500,000	499,554
1.00%, 5/31/18	1,100,000	1,100,244
1.13%, 6/15/18	1,000,000	1,001,787
1.25%, 10/31/18	2,085,000	2,089,089
1.25%, 1/31/19	250,000	250,175
1.38%, 3/31/20	3,300,000	3,283,879
1.38%, 6/30/18	6,000,000	6,032,296
1.38%, 9/30/18	1,240,000	1,245,527
1.38%, 2/28/19	2,500,000	2,506,832

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
1.50%, 12/31/18	$2,486,000	$2,500,607
1.50%, 1/31/19	9,400,000	9,453,571
1.50%, 5/31/19	535,000	537,219
1.50%, 11/30/19	1,145,000	1,146,908
1.63%, 3/31/19	820,000	826,216
1.63%, 11/30/20	1,710,000	1,704,625
1.63%, 5/31/23	12,400,000	11,994,915
1.63%, 2/15/26	3,000,000	2,802,770
1.63%, 5/15/26	4,695,000	4,376,819
1.63%, 8/15/22	6,000,000	5,869,522
1.63%, 11/15/22	1,928,000	1,879,455
1.75%, 9/30/19	5,700,000	5,751,325
1.75%, 3/31/22	5,000,000	4,945,919
1.75%, 5/15/22	380,000	375,297
1.75%, 5/15/23	2,000,000	1,950,288
1.88%, 6/30/20	5,845,000	5,901,439
2.00%, 11/15/21	1,000,000	1,003,864
2.00%, 2/15/25	4,655,000	4,531,459
2.00%, 8/15/25	295,000	285,745
2.13%, 6/30/22	6,615,000	6,650,989
2.13%, 5/15/25	2,500,000	2,451,243
2.13%, 8/15/21	3,750,000	3,791,424
2.25%, 7/31/18	500,000	509,022
2.25%, 7/31/21	6,600,000	6,711,059
2.25%, 11/15/25	230,000	226,882
2.38%, 8/15/24	6,600,000	6,632,076
2.50%, 8/15/23	200,000	203,656
2.63%, 11/15/20	500,000	516,945
3.13%, 5/15/19	750,000	780,416
3.63%, 2/15/20	750,000	797,196
4.00%, 8/15/18#	500,000	522,695

TOTAL U.S. TREASURY NOTES		$118,199,991

TOTAL U.S. TREASURY (COST $141,903,248)		$141,723,945

Description	Number of Shares	Value
MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	667,044	$667,044

TOTAL MONEY MARKET FUND (COST $667,044)		$667,044

TOTAL INVESTMENTS IN SECURITIES – 101.5% (COST $499,874,213)		$499,414,351
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.8%
REPURCHASE AGREEMENTS – 0.8%
Citigroup Global Markets, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $772,312, collateralized by U.S. Government & Treasury Securities 0.88% to 11.50%, maturing 2/01/17 to 6/01/52; total market value of $787,746.	$772,300	$772,300
Daiwa Capital Markets America, 0.58%, dated 1/31/17, due 2/01/17, repurchase price $772,312, collateralized by U.S. Government & Treasury Securities 0.00% to 8.88%, maturing 2/16/17 to 9/09/49; total market value of $787,746.	772,300	772,300
HSBC Securities USA, Inc., 0.53%, dated 1/31/17, due 2/01/17, repurchase price $772,311, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 10/01/22 to 2/01/47; total market value of $787,746.	772,300	772,300
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, dated 1/31/17, due 2/01/17, repurchase price $202,336, collateralized by U.S. Treasury Securities 0.00% to 1.25%, maturing 11/15/24 to 9/09/49; total market value of $206,380.	202,333	202,333
Nomura Securities International, Inc., 0.55%, dated 1/31/17, due 2/01/17, repurchase price $772,312, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 2/10/17 to 12/20/66; total market value of $787,746.	772,300	772,300
RBC Dominion Securities, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $772,312, collateralized by U.S. Government Securities 3.00% to 7.00%, maturing 3/01/37 to 1/01/47; total market value of $787,746.	772,300	772,300

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,063,833)		$4,063,833

TOTAL INVESTMENTS – 102.3% (COST $503,938,046)		$503,478,184
COLLATERAL FOR SECURITIES ON LOAN – (0.8%)		(4,063,833)
OTHER LIABILITIES LESS ASSETS – (1.5%)		(7,241,621)

TOTAL NET ASSETS – 100.0%		$492,172,730

January 31, 2017 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $503,938,046. The net unrealized appreciation/(depreciation) of investments was $(459,862). This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,094,786 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,554,648.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$505,974	$—	$505,974
Collateralized Mortgage Obligations	—	4,251,546	—	4,251,546
Commercial Paper	—	13,549,665	—	13,549,665
Corporate Bonds	—	224,212,353	—	224,212,353
Enhanced Equipment Trust Certificates	—	996,887	—	996,887
Government Agencies	—	5,019,214	—	5,019,214
Mortgage-Backed Securities	—	108,487,723	—	108,487,723
U.S. Treasury	—	141,723,945	—	141,723,945
Money Market Fund	667,044	—	—	667,044
Repurchase Agreements	—	4,063,833	—	4,063,833

Total	$667,044	$502,811,140	$—	$503,478,184

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
◆	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2017, these liquid restricted securities amounted to $9,885,123 representing 2.0% of total net assets.
**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT – Bank Note	LP – Limited Partnership
CMBS – Commercial Mortgage-Backed Securities	MTN – Medium Term Note
FHLMC – Federal Home Loan Mortgage Corporation	NA – National Association
FNMA – Federal National Mortgage Association	PLC – Public Limited Company
GMTN – Global Medium Term Note	REIT – Real Estate Investment Trust
GNMA – Government National Mortgage Association	TBA – To Be Announced Security
LLC – Limited Liability Corporation

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Par Value	Value
CORPORATE BONDS – 54.4%
AEROSPACE & DEFENSE – 1.3%
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	$750,000	$799,123
Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23	750,000	758,702
United Technologies Corp., Sr. Unsecured, 1.50%, 11/01/19	150,000	149,080

TOTAL AEROSPACE & DEFENSE		$1,706,905
AUTO MANUFACTURERS – 0.2%
General Motors Co., Sr. Unsecured, 3.50%, 10/02/18	220,000	224,681
AUTOMOTIVE – 3.0%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ω	500,000	499,843
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18	750,000	752,576
Ford Motor Credit Co. LLC, Sr. Unsecured, 1.78%, 3/12/19Δ	1,000,000	1,001,260
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	700,000	698,463
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	250,000	254,357
Hyundai Capital America, Sr. Unsecured, 2.00%, 3/19/18Ω	250,000	250,042
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 1.32%, 3/12/20Δ	450,000	450,654

TOTAL AUTOMOTIVE		$3,907,195
BEVERAGES – 1.0%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	430,000	430,898
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 3.65%, 2/01/26	600,000	605,066
PepsiCo, Inc., Sr. Unsecured, 2.38%, 10/06/26	250,000	235,823

TOTAL BEVERAGES		$1,271,787
BIOTECHNOLOGY – 0.5%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	500,000	499,031
Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23	180,000	170,832

TOTAL BIOTECHNOLOGY		$669,863
BUILDING PRODUCTS – 0.2%
Johnson Controls International PLC, Sr. Unsecured, 3.63%, 7/02/24	300,000	305,976

Description	Par Value	Value
CAPITAL MARKETS – 4.1%
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.80%, 5/04/26	$300,000	$287,275
BlackRock, Inc., Sr. Unsecured, 3.50%, 3/18/24	500,000	515,391
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	706,499
Charles Schwab Corp. (The), Sr. Unsecured, 1.50%, 3/10/18	650,000	650,516
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.20%, 4/23/20Δ	500,000	506,481
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	350,000	348,089
Morgan Stanley, Sr. Unsecured, 2.50%, 1/24/19	325,000	327,962
Morgan Stanley, Sr. Unsecured, 3.63%, 1/20/27	750,000	739,419
State Street Corp., Sr. Unsecured, 2.55%, 8/18/20	225,000	228,039
State Street Corp., Sr. Unsecured, 3.70%, 11/20/23	500,000	524,520
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	450,000	454,846

TOTAL CAPITAL MARKETS		$5,289,037
COMMERCIAL BANKS – 4.0%
Branch Banking & Trust Co., Subordinated, 3.63%, 9/16/25	500,000	509,036
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	370,000	384,618
Huntington National Bank (The), Sr. Unsecured, 2.40%, 4/01/20	350,000	348,655
KeyBank NA, Sr. Unsecured, 1.70%, 6/01/18	500,000	500,508
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	500,000	507,185
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	420,000	432,238
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	600,000	605,333
SunTrust Banks, Inc., Sr. Unsecured, 2.70%, 1/27/22	430,000	428,296
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.13%, 4/07/21	370,000	364,897
Westpac Banking Corp., Sr. Unsecured, 2.00%, 8/14/17	575,000	577,248
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	500,000	537,111

TOTAL COMMERCIAL BANKS		$5,195,125

January 31, 2017 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
COMMERCIAL SERVICES & SUPPLIES – 0.8%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	$450,000	$452,213
Total System Services, Inc., Sr. Unsecured, 3.80%, 4/01/21	525,000	542,454

TOTAL COMMERCIAL SERVICES & SUPPLIES		$994,667
COMPUTERS – 0.6%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17	750,000	755,099
CONSUMER FINANCE – 2.3%
American Express Co., Sr. Unsecured, 1.51%, 5/22/18Δ	1,080,000	1,083,367
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	260,000	257,880
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	100,000	100,817
Capital One Financial Corp., Subordinated, 4.20%, 10/29/25	345,000	346,961
Capital One NA, Sr. Unsecured, 1.72%, 9/13/19Δ	550,000	552,790
Capital One NA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	250,000	249,971
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19	200,000	201,299
John Deere Capital Corp., Sr. Unsecured, MTN, 2.80%, 3/06/23	275,000	275,541

TOTAL CONSUMER FINANCE		$3,068,626
DIVERSIFIED FINANCIAL SERVICES – 5.5%
American Honda Finance Corp., Sr. Unsecured, MTN, 1.20%, 7/12/19	120,000	117,957
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	250,000	250,911
Bank of America Corp., Sr. Unsecured, MTN, 2.63%, 10/19/20	160,000	160,099
Bank of America Corp., Sr. Unsecured, MTN, 2.50%, 10/21/22	255,000	246,626
Bank of America Corp., Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	259,725
Bank of Montreal, Sr. Unsecured, MTN, 1.50%, 7/18/19	495,000	489,427
Bank of Montreal, Sr. Unsecured, MTN, 1.90%, 8/27/21	430,000	418,412
Berkshire Hathaway, Inc., Sr. Unsecured, 2.75%, 3/15/23	175,000	175,052
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	600,000	599,471
Citigroup, Inc., Sr. Unsecured, 2.45%, 1/10/20	450,000	450,672
Citigroup, Inc., Sr. Unsecured, 2.35%, 8/02/21	300,000	294,028

Description	Par Value	Value
HSBC USA, Inc., Sr. Unsecured, 2.00%, 8/07/18	$220,000	$220,304
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	250,000	260,359
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	500,000	500,467
JPMorgan Chase & Co., Sr. Unsecured, 2.55%, 10/29/20	500,000	501,291
National Australia Bank Ltd., Sr. Unsecured, MTN, 2.75%, 3/09/17	300,000	300,517
Royal Bank of Canada, Sr. Unsecured, GMTN, 1.40%, 10/13/17	275,000	274,985
US Bancorp, Subordinated, MTN, 3.10%, 4/27/26	800,000	781,325
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	650,000	631,915
Wells Fargo & Co., Sr. Unsecured, MTN, 2.55%, 12/07/20	200,000	200,093

TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,133,636
ELECTRIC – 6.0%
Dominion Resources, Inc., Sr. Unsecured, 1.60%, 8/15/19	400,000	395,291
Dominion Resources, Inc., Sr. Unsecured, 3.90%, 10/01/25	470,000	481,230
Duke Energy Indiana, Inc., 1st Mortgage, 3.75%, 7/15/20	670,000	704,960
Entergy Corp., Sr. Unsecured, 2.95%, 9/01/26	505,000	477,172
Entergy Texas, Inc., 1st Mortgage, 7.13%, 2/01/19	800,000	879,946
Exelon Corp., Sr. Unsecured, 2.45%, 4/15/21	825,000	817,292
Exelon Generation Co. LLC, Sr. Unsecured, 2.95%, 1/15/20	700,000	709,363
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	750,000	775,654
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 3.63%, 6/15/23	100,000	102,450
Southern California Edison Co., Series B, 1st Mortgage, 2.40%, 2/01/22	900,000	898,055
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	1,250,000	1,232,614
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	300,000	301,289

TOTAL ELECTRIC		$7,775,316
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.2%
Emerson Electric Co., Sr. Unsecured, 2.63%, 12/01/21	275,000	278,475
ENVIRONMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 2.40%, 5/15/23	160,000	156,457

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      73

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
FOOD – 0.5%
Kraft Heinz Foods Co., Company Guaranteed, 2.25%, 6/05/17	$150,000	$150,637
Kroger Co., Sr. Unsecured, 2.30%, 1/15/19	250,000	251,955
Kroger Co., Sr. Unsecured, 2.95%, 11/01/21	250,000	253,025

TOTAL FOOD		$655,617
FOREST PRODUCTS & PAPER – 0.4%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	500,000	542,630
HEALTH CARE EQUIPMENT & SUPPLIES – 0.8%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	450,000	451,826
Thermo Fisher Scientific, Inc., Sr. Unsecured, 2.95%, 9/19/26	235,000	222,727
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	415,000	414,867

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,089,420
HEALTH CARE PROVIDERS & SERVICES – 0.9%
Aetna, Inc., Sr. Unsecured, 1.70%, 6/07/18	175,000	175,052
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	1,000,000	1,006,059

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,181,111
HOME FURNISHINGS – 0.4%
Whirlpool Corp., Sr. Unsecured, 1.65%, 11/01/17	250,000	250,235
Whirlpool Corp., Sr. Unsecured, 2.40%, 3/01/19	220,000	222,187

TOTAL HOME FURNISHINGS		$472,422
INSURANCE – 1.7%
American International Group, Inc., Sr. Unsecured, 3.75%, 7/10/25	400,000	402,551
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	240,654
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	259,796
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.13%, 4/15/22	360,000	400,054
MetLife, Inc., Sr. Unsecured, 3.60%, 4/10/24	750,000	771,958
Prudential Financial, Inc., Sr. Unsecured, MTN, 6.00%, 12/01/17	125,000	129,647

TOTAL INSURANCE		$2,204,660
MEDIA – 0.8%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	350,000	357,024

Description	Par Value	Value
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	$500,000	$512,520
Time Warner, Inc., Company Guaranteed, 2.95%, 7/15/26	270,000	248,950

TOTAL MEDIA		$1,118,494
MISCELLANEOUS MANUFACTURING – 1.8%
General Electric Co., Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	751,909
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	351,445
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	250,000	252,161
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	425,000	435,913
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	520,534

TOTAL MISCELLANEOUS MANUFACTURING		$2,311,962
OIL & GAS – 3.4%
BP Capital Markets PLC, Company Guaranteed, 3.12%, 5/04/26#	250,000	242,158
ConocoPhillips Co., Company Guaranteed, 5.75%, 2/01/19	425,000	459,916
ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21	330,000	349,602
ConocoPhillips Co., Company Guaranteed, 1.81%, 5/15/22Δ	80,000	79,387
Marathon Oil Corp., Sr. Unsecured, 6.00%, 10/01/17	550,000	566,309
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	123,042
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	431,605
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	370,000	373,463
Sempra Energy, Sr. Unsecured, 2.30%, 4/01/17	800,000	801,235
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	530,000	528,651
Total Capital International SA, Company Guaranteed, 1.34%, 6/19/19Δ	450,000	449,208

TOTAL OIL & GAS		$4,404,576
PHARMACEUTICALS – 2.6%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	300,000	301,817
AbbVie, Inc., Sr. Unsecured, 3.60%, 5/14/25	750,000	741,170
Actavis Funding SCS, Company Guaranteed, 2.21%, 3/12/20Δ	500,000	510,064
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	354,735
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	250,000	262,132

January 31, 2017 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.20%, 7/21/21	$850,000	$812,079
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.80%, 7/21/23	500,000	469,037

TOTAL PHARMACEUTICALS		$3,451,034
PIPELINES – 2.0%
Enterprise Products Operating LLC, Company Guaranteed, 2.55%, 10/15/19	325,000	330,231
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	650,000	655,304
Kinder Morgan, Inc., Company Guaranteed, 2.00%, 12/01/17	525,000	526,231
Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	600,000	589,724
Valero Energy Partners LP, Sr. Unsecured, 4.38%, 12/15/26	500,000	504,715

TOTAL PIPELINES		$2,606,205
REAL ESTATE INVESTMENT TRUSTS – 4.0%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	250,000	253,449
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	505,000	543,177
Boston Properties LP, Sr. Unsecured, 2.75%, 10/01/26	400,000	365,179
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	100,000	101,908
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	555,435
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	550,000	541,154
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	250,000	250,657
Prologis LP, Company Guaranteed, 3.35%, 2/01/21	500,000	515,172
Simon Property Group LP, Sr. Unsecured, 2.15%, 9/15/17	500,000	501,899
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	550,000	555,039
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.25%, 3/01/22	250,000	264,779
Welltower, Inc., Sr. Unsecured, 2.25%, 3/15/18	450,000	452,477
Welltower, Inc., Sr. Unsecured, 4.25%, 4/01/26	330,000	341,481

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,241,806
RETAIL – 1.3%
CVS Health Corp., Sr. Unsecured, 2.75%, 12/01/22	415,000	410,221
Home Depot, Inc. (The), Sr. Unsecured, 2.13%, 9/15/26	225,000	207,118
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	800,000	801,776

Description	Par Value	Value
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.30%, 11/18/21	$225,000	$229,537

TOTAL RETAIL		$1,648,652
SOFTWARE – 0.8%
Microsoft Corp., Sr. Unsecured, 1.10%, 8/08/19	350,000	345,347
Microsoft Corp., Sr. Unsecured, 1.55%, 8/08/21	175,000	169,248
Oracle Corp., Sr. Unsecured, 1.90%, 9/15/21	600,000	586,315

TOTAL SOFTWARE		$1,100,910
TELECOMMUNICATIONS – 1.9%
AT&T, Inc., Sr. Unsecured, 1.93%, 6/30/20Δ	500,000	506,590
AT&T, Inc., Sr. Unsecured, 2.45%, 6/30/20	800,000	793,861
Cisco Systems, Inc., Sr. Unsecured, 2.20%, 9/20/23	295,000	284,244
Verizon Communications, Inc., Sr. Unsecured, 1.76%, 6/17/19Δ	525,000	529,854
Verizon Communications, Inc., Sr. Unsecured, 4.50%, 9/15/20	300,000	320,438

TOTAL TELECOMMUNICATIONS		$2,434,987
TRANSPORTATION – 0.6%
Norfolk Southern Corp., Sr. Unsecured, 2.90%, 6/15/26	260,000	250,731
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	503,879

TOTAL TRANSPORTATION		$754,610
TRUCKING & LEASING – 0.7%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	625,000	627,974
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26#	280,000	265,810

TOTAL TRUCKING & LEASING		$893,784

TOTAL CORPORATE BONDS (COST $70,662,283)		$70,845,725
GOVERNMENT AGENCIES – 6.8%
FEDERAL HOME LOAN BANK (FHLB) – 1.8%
Series 1, 4.88%, 5/17/17#	1,365,000	1,382,201
Series 917, 1.00%, 6/21/17	1,000,000	1,001,542

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,383,743

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.8%
1.25%, 5/12/17	800,000	801,515
1.38%, 5/01/20#	1,250,000	1,240,757
1.75%, 5/30/19#	805,000	811,952

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
2.38%, 1/13/22	$1,850,000	$1,879,798
3.75%, 3/27/19	250,000	262,814

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$4,996,836
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.2%
1.75%, 9/12/19#	1,475,000	1,486,710

TOTAL GOVERNMENT AGENCIES (COST $8,803,233)		$8,867,289
MORTGAGE-BACKED SECURITIES – 1.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.3%
Pool A18401, 6.00%, 2/01/34	65,980	74,584
Pool B19228, 4.50%, 4/01/20	14,955	15,324
Pool C90293, 7.50%, 9/01/19	51,777	55,850
Pool C90504, 6.50%, 12/01/21	19,999	22,156
Pool E92817, 5.00%, 12/01/17	15,698	15,813
Pool G01625, 5.00%, 11/01/33	43,377	47,409
Pool G02390, 6.00%, 9/01/36	13,642	15,378
Pool G08097, 6.50%, 11/01/35	33,018	37,377
Pool G08193, 6.00%, 4/01/37	42,134	47,253
Pool G11311, 5.00%, 10/01/17	6,118	6,149

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$337,293
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.8%
Pool 254240, 7.00%, 3/01/32	54,859	64,975
Pool 254833, 4.50%, 8/01/18	5,294	5,366
Pool 256639, 5.00%, 2/01/27	33,022	36,107
Pool 256752, 6.00%, 6/01/27	33,856	38,257
Pool 257007, 6.00%, 12/01/27	57,229	64,646
Pool 612514, 2.97%, 5/01/33Δ	34,668	35,902
Pool 619054, 5.50%, 2/01/17	75	75
Pool 629603, 5.50%, 2/01/17	78	78
Pool 688996, 8.00%, 11/01/24	8,490	8,816
Pool 745412, 5.50%, 12/01/35	30,055	33,497
Pool 839291, 5.00%, 9/01/20	2,500	2,568
Pool AE2520, 3.00%, 1/01/26	755,997	779,211

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,069,498
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 2616, 7.00%, 7/20/28	46,423	55,259
Pool 2701, 6.50%, 1/20/29	84,582	95,700
Pool 426727, 7.00%, 2/15/29	6,902	7,365

Description	Par Value	Value
Pool 780825, 6.50%, 7/15/28	$70,424	$81,271

Pool 781231, 7.00%, 12/15/30	39,697	45,807
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$285,402

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,577,507)		$1,692,193
U.S. TREASURY – 35.7%
U.S. TREASURY NOTES – 35.7%
0.88%, 11/15/17	640,000	640,425
0.88%, 1/31/18	750,000	750,037
0.88%, 7/15/18	940,000	938,158
0.88%, 6/15/19	850,000	841,042
0.88%, 9/15/19#	750,000	740,228
1.00%, 5/31/18	500,000	500,111
1.00%, 6/30/19	250,000	248,030
1.00%, 9/30/19	750,000	742,338
1.25%, 11/30/18	640,000	640,958
1.25%, 1/31/19	1,450,000	1,451,013
1.25%, 2/29/20	750,000	744,224
1.38%, 6/30/18	480,000	482,584
1.38%, 5/31/20	2,250,000	2,234,803
1.38%, 8/31/20	1,400,000	1,387,274
1.38%, 1/31/21	1,500,000	1,478,346
1.38%, 5/31/21	660,000	647,767
1.50%, 8/31/18	1,000,000	1,006,641
1.50%, 11/30/19	1,200,000	1,201,999
1.50%, 8/15/26	500,000	459,788
1.63%, 4/30/19	750,000	755,453
1.63%, 8/15/22	1,390,000	1,359,773
1.63%, 5/31/23	2,155,000	2,084,600
1.63%, 10/31/23	1,250,000	1,203,511
1.63%, 2/15/26	600,000	560,554
1.63%, 5/15/26	25,000	23,306
1.75%, 5/15/23	1,000,000	975,144
2.00%, 7/31/20	1,500,000	1,519,645
2.00%, 11/15/21	455,000	456,758
2.00%, 2/15/22	500,000	501,310
2.00%, 2/15/23	2,000,000	1,985,281
2.00%, 2/15/25	1,003,000	976,381
2.00%, 8/15/25	1,700,000	1,646,664
2.13%, 1/31/21	1,500,000	1,521,708
2.13%, 6/30/21	625,000	632,488
2.13%, 8/15/21	825,000	834,113
2.13%, 9/30/21	1,000,000	1,010,424
2.13%, 6/30/22	1,650,000	1,658,977
2.25%, 11/15/25	730,000	720,105
2.38%, 8/15/24	750,000	753,645

January 31, 2017 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
2.50%, 8/15/23	$1,200,000	$1,221,934
2.50%, 5/15/24	1,000,000	1,015,168
2.63%, 8/15/20	1,000,000	1,034,194
2.75%, 11/15/23	2,000,000	2,065,944
3.13%, 5/15/21	550,000	579,535
3.63%, 2/15/20	500,000	531,464
4.00%, 8/15/18#	1,000,000	1,045,391
4.25%, 11/15/17	500,000	513,458
4.75%, 8/15/17	150,000	153,262

TOTAL U.S. TREASURY NOTES		$46,475,956

TOTAL U.S. TREASURY (COST $46,668,926)		$46,475,956

	Number of Shares
MONEY MARKET FUND – 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	2,459,580	$2,459,580

TOTAL MONEY MARKET FUND (COST $2,459,580)		$2,459,580

TOTAL INVESTMENTS IN SECURITIES – 100.1% (COST $130,171,529)		$130,340,743

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.0%
REPURCHASE AGREEMENTS – 5.0%
BNP Paribas SA, 0.52%, dated 1/31/17, due 2/01/17, repurchase price $1,249,986, collateralized by U.S. Government Securities, 0.00% to 8.00%, maturing 6/01/17 to 2/01/47; total market value of $1,274,969.	$1,249,968	$1,249,968
Citigroup Global Markets, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $1,249,987, collateralized by U.S. Government & Treasury Securities, 0.88% to 11.5%, maturing 2/01/17 to 6/01/52; total market value of $1,274,967.	1,249,968	1,249,968
Credit Suisse Securities (USA) LLC, 0.54%, dated 1/31/17, due 2/01/17, repurchase price $328,214, collateralized by U.S. Treasury Securities, 0.13% to 2.13%, maturing 1/15/19 to 1/15/27; total market value of $334,776.	328,209	328,209
HSBC Securities USA, Inc., 0.53%, dated 1/31/17, due 2/01/17, repurchase price $1,249,986, collateralized by U.S. Government Securities, 2.50% to 6.00%, maturing 10/01/22 to 2/01/47; total market value of $1,274,968.	1,249,968	1,249,968
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.55%, dated 1/31/17, due 2/01/17, repurchase price $1,249,987, collateralized by U.S. Government Securities, 2.32% to 8.50%, maturing 12/15/25 to 12/20/66; total market value of $1,274,967.	1,249,968	1,249,968
Mizuho Securities USA, Inc., 0.56%, dated 1/31/17, due 2/01/17, repurchase price $1,249,987, collateralized by U.S. Government Securities, 2.00% to 4.50%, maturing 7/01/24 to 1/01/47; total market value of $1,274,967.	1,249,968	1,249,968

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $6,578,049)		$6,578,049

TOTAL INVESTMENTS – 105.1% (COST $136,749,578)		$136,918,792
COLLATERAL FOR SECURITIES ON LOAN – (5.0%)		(6,578,049)
OTHER LIABILITIES LESS ASSETS – (0.1%)		(109,482)

TOTAL NET ASSETS – 100.0%		$130,231,261

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      77

Wilmington Intermediate-Term Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $136,750,475. The net unrealized appreciation/(depreciation) of investments was $168,317. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,092,154 and net unrealized depreciation from investments for those securities having an excess of cost over value of $923,837.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$70,845,725	$—	$70,845,725
Government Agencies	—	8,867,289	—	8,867,289
Mortgage-Backed Securities	—	1,692,193	—	1,692,193
U.S. Treasury	—	46,475,956	—	46,475,956
Money Market Fund	2,459,580	—	—	2,459,580
Repurchase Agreements	—	6,578,049	—	6,578,049

Total	$2,459,580	$134,459,212	$—	$136,918,792

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2017, these liquid restricted securities amounted to $1,899,002 representing 1.5% of total net assets.

The following acronyms are used throughout this Fund:

BKNT - Bank Note

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

PLC - Public Limited Company

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.69%, 9/01/27Δ	$47	$49

TOTAL ADJUSTABLE RATE MORTGAGE (COST $47)		$49
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.0%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.0%**
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	12,061	12,074
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.0%
Series 1988-6, Class C, 9.05%, 6/15/19	288	298
Series 1989-112, Class I, 6.50%, 1/15/21	662	692
Series 1990-136, Class E, 6.00%, 4/15/21	1,526	1,605
Series 1990-141, Class D, 5.00%, 5/15/21	766	792
Series 1993-1577, Class PK, 6.50%, 9/15/23	24,739	26,921
Series 1993-1644, Class K, 6.75%, 12/15/23	20,112	21,535
Series 1994-1686, Class PJ, 5.00%, 2/15/24	2,413	2,544
Series 2003-2649, Class KA, 4.50%, 7/15/18	20,398	20,739
Series 2011-3799, Class GK, 2.75%, 1/15/21	102,499	102,941
Series 2012-K710, Class A1, 1.44%, 1/25/19	1,047,888	1,048,668
Series 3893, Class DJ, 2.00%, 10/15/20	592,293	594,594

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,821,329
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.2%
Series 1993-113, Class PK, 6.50%, 7/25/23	25,239	27,565
Series 1993-127, Class H, 6.50%, 7/25/23	23,171	25,219
Series 1993-202, Class J, 6.50%, 11/25/23	13,568	14,882
Series 1994-3, Class PL, 5.50%, 1/25/24	24,939	27,235
Series 1994-55, Class H, 7.00%, 3/25/24	27,295	30,456
Series 2002-52, Class QA, 6.00%, 7/18/32	5,709	5,853
Series 2002-94, Class HQ, 4.50%, 1/25/18	120,403	121,850
Series 2003-3, Class BC, 5.00%, 2/25/18	102,016	103,646
Series 2009-70, Class NM, 3.25%, 8/25/19	301,146	305,085
Series 2011-66, Class QE, 2.00%, 7/25/21	371,646	372,190
Series 2011-71, Class DJ, 3.00%, 3/25/25	246,623	249,026

Description	Par Value	Value
Series 2011-81, Class PA, 3.50%, 8/25/26	$1,582,102	$1,636,985

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,919,992
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Series 2005-44, Class PC, 5.00%, 12/20/33	27,054	27,142
WHOLE LOAN – 0.8%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.34%, 2/25/34Δ	145,875	146,716
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.05%, 3/25/34Δ	104,275	106,568
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.40%, 11/25/35Δ	463,347	439,165

TOTAL WHOLE LOAN		$692,449

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,566,523)		$5,472,986
COMMERCIAL PAPER – 7.1%◆
COMMERCIAL PAPER – 7.1%
Canadian Natural Resources Ltd., 0.97%, 2/01/17	4,000,000	3,999,894
Entergy Corp., 1.12%, 2/03/17	500,000	499,954
Entergy Corp., 1.15%, 2/06/17	500,000	499,907
Sysco Corp., 0.92%, 2/01/17	1,450,000	1,449,964

TOTAL COMMERCIAL PAPER		$6,449,719

TOTAL COMMERCIAL PAPER (COST $6,449,891)		$6,449,719
CORPORATE BONDS – 70.3%
AEROSPACE & DEFENSE – 1.1%
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	1,000,000	1,003,367
AUTOMOTIVE – 4.4%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ώ	1,000,000	999,686
Ford Motor Credit Co. LLC, Sr. Unsecured, 1.78%, 3/12/19Δ	1,000,000	1,001,260
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	1,000,000	1,017,428
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	1,000,000	995,238

TOTAL AUTOMOTIVE		$4,013,612

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      79

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
BEVERAGES – 1.1%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	$1,000,000	$1,002,089
BIOTECHNOLOGY – 2.2%
Celgene Corp., Sr. Unsecured, 2.13%, 8/15/18#	1,225,000	1,231,557
Gilead Sciences, Inc., Sr. Unsecured, 1.85%, 9/04/18	785,000	788,433

TOTAL BIOTECHNOLOGY		$2,019,990
BUILDING PRODUCTS – 1.1%
Johnson Controls International PLC, Sr. Unsecured, 1.40%, 11/02/17	1,000,000	998,802
CAPITAL MARKETS – 6.6%
Charles Schwab Corp. (The), Sr. Unsecured, 1.50%, 3/10/18	1,975,000	1,976,568
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.14%, 4/26/22Δ	2,000,000	1,997,447
Morgan Stanley, Sr. Unsecured, MTN, 2.44%, 10/24/23Δ	2,000,000	2,028,386

TOTAL CAPITAL MARKETS		$6,002,401
COMMERCIAL BANKS – 4.8%
KeyBank NA, Sr. Unsecured, BKNT, 2.35%, 3/08/19	1,650,000	1,661,557
KeyBank NA, Subordinated, BKNT, 5.70%, 11/01/17	900,000	923,865
PNC Bank NA, Sr. Unsecured, BKNT, 1.95%, 3/04/19	700,000	702,683
US Bank NA/Cincinnati OH, Sr. Unsecured, BKNT, 1.40%, 4/26/19	1,150,000	1,139,685

TOTAL COMMERCIAL BANKS		$4,427,790
COMMERCIAL SERVICES & SUPPLIES – 2.1%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,909,345
COMPUTERS – 1.1%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17	1,000,000	1,006,799
CONSUMER FINANCE – 5.1%
American Express Credit Corp., Sr. Unsecured, 1.54%, 3/18/19Δ	800,000	802,907
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	750,000	743,883
Capital One NA, Sr. Unsecured, BKNT, 1.50%, 9/05/17	1,200,000	1,199,702
Capital One NA, Sr. Unsecured, BKNT, 2.19%, 1/30/23Δ	1,000,000	1,003,682
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19	950,000	956,169

TOTAL CONSUMER FINANCE		$4,706,343
DIVERSIFIED FINANCIAL SERVICES – 5.4%
Berkshire Hathaway Finance Corp., Company Guaranteed, 1.30%, 8/15/19	1,500,000	1,485,115

Description	Par Value	Value
Canadian Imperial Bank of Commerce, Sr. Unsecured, 1.47%, 9/06/19Δ	$1,000,000	$1,001,549
Citigroup, Inc., Sr. Unsecured, 2.15%, 7/30/18	915,000	918,458
Citigroup, Inc., Sr. Unsecured, 2.05%, 12/07/18	1,000,000	1,000,586
Citigroup, Inc., Sr. Unsecured, 2.05%, 6/07/19	500,000	498,988

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,904,696
ELECTRIC – 7.8%
Appalachian Power Co., Sr. Unsecured, Series K, 5.00%, 6/01/17	1,000,000	1,011,159
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	1,505,000	1,549,877
Georgia Power Co., Sr. Unsecured, 1.95%, 12/01/18	2,000,000	2,010,044
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	600,000	604,677
Southern Power Co., Sr. Unsecured, 1.85%, 12/01/17	1,000,000	1,003,072
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	1,000,000	1,004,296

TOTAL ELECTRIC		$7,183,125
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.2%
Emerson Electric Co., Sr. Unsecured, 5.25%, 10/15/18	1,000,000	1,063,222
FOOD PRODUCTS – 1.1%
Hershey Co. (The), Sr. Unsecured, 1.60%, 8/21/18	1,000,000	1,004,289
HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	500,000	502,028
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 1.45%, 4/01/17	1,135,000	1,135,409

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,637,437
HEALTH CARE PROVIDERS & SERVICES – 2.3%
Anthem, Inc., Sr. Unsecured, 2.38%, 2/15/17#	1,000,000	1,000,346
UnitedHealth Group, Inc., Sr. Unsecured, 1.90%, 7/16/18	1,110,000	1,115,129

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,115,475
INSURANCE – 1.1%
Metropolitan Life Global Funding I, Sr. Secured, 1.95%, 12/03/18Ω	1,000,000	1,002,777
MEDIA – 3.4%
CBS Corp., Company Guaranteed, 4.63%, 5/15/18	1,000,000	1,035,922

January 31, 2017 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	$1,000,000	$1,091,616
Walt Disney Co. (The), Sr. Unsecured, MTN, 0.88%, 7/12/19	980,000	962,833

TOTAL MEDIA		$3,090,371
OIL & GAS – 8.4%
BP Capital Markets PLC, Company Guaranteed, 1.68%, 5/03/19	950,000	945,408
Chevron Corp., Sr. Unsecured, 1.34%, 11/09/17	1,500,000	1,501,378
ConocoPhillips Co., Company Guaranteed, 5.75%, 2/01/19	1,000,000	1,082,156
Exxon Mobil Corp., Sr. Unsecured, 1.71%, 3/01/19	1,155,000	1,157,725
Phillips 66, Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,005,641
Schlumberger Holdings Corp., Sr. Unsecured, 1.90%, 12/21/17#,Ώ	1,000,000	1,004,205
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ώ	1,000,000	1,009,360

TOTAL OIL & GAS		$7,705,873
PHARMACEUTICALS – 1.2%
Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecured, 1.70%, 7/19/19	435,000	427,244
Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecured, 2.20%, 7/21/21	730,000	697,433

TOTAL PHARMACEUTICALS		$1,124,677
PIPELINES – 1.1%
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,000,000	1,008,160
RETAIL – 2.9%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	1,000,000	1,003,463
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	1,650,000	1,653,663

TOTAL RETAIL		$2,657,126
SOFTWARE – 0.9%
Microsoft Corp., Sr. Unsecured, 1.55%, 8/08/21	850,000	822,060
TELECOMMUNICATIONS – 1.0%
AT&T, Inc., Sr. Unsecured, 1.93%, 6/30/20Δ	900,000	911,861
TRUCKING & LEASING – 1.1%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	1,000,000	1,004,759

TOTAL CORPORATE BONDS (COST $64,270,859)		$64,326,446

Description	Par Value	Value
GOVERNMENT AGENCIES – 1.6%
FEDERAL HOME LOAN BANK (FHLB) – 1.6%
1.38%, 11/15/19	$1,500,000	$1,495,327
SMALL BUSINESS ADMINISTRATION – 0.0%**
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	195	197
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	2,250	2,352

TOTAL SMALL BUSINESS ADMINISTRATION		$2,549

TOTAL GOVERNMENT AGENCIES (COST $1,497,920)		$1,497,876
MORTGAGE-BACKED SECURITIES – 4.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.1%
Pool 287773, 7.50%, 3/01/17	43	43
Pool 538733, 9.00%, 9/01/19	155	160
Pool G12709, 5.00%, 7/01/22	78,356	80,646
Pool C80328, 7.50%, 7/01/25	20,253	23,376
Pool G14695, 4.50%, 6/01/26	343,400	353,862
Pool G01425, 7.50%, 5/01/32	55,547	67,373
Pool C78010, 5.50%, 4/01/33	633,874	714,831
Pool A18401, 6.00%, 2/01/34	543,755	614,658
Pool G01831, 6.00%, 5/01/35	104,662	118,327

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,973,276
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.0%
Pool 39862, 9.75%, 9/01/17	746	774
Pool 202957, 8.00%, 8/01/21	659	682
Pool MA0909, 3.00%, 11/01/21	418,378	428,871
Pool 334593, 7.00%, 5/01/24	43,895	51,163
Pool AE2520, 3.00%, 1/01/26	251,999	259,737
Pool 436746, 6.50%, 8/01/28	23,094	24,188
Pool 440401, 6.50%, 8/01/28	107,769	122,527
Pool 323419, 6.00%, 12/01/28	41,857	47,266
Pool 485678, 6.50%, 3/01/29	19,791	20,913
Pool 494375, 6.50%, 4/01/29	1,631	1,675
Pool 252439, 6.50%, 5/01/29	20,303	23,064
Pool 545051, 6.00%, 9/01/29	63,302	71,531
Pool 725418, 6.50%, 5/01/34	104,188	118,312
Pool 833143, 5.50%, 9/01/35	454,712	505,888
Pool 843323, 5.50%, 10/01/35	36,208	40,108
Pool 255933, 5.50%, 11/01/35	101,041	112,638

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,829,337
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.4%
Pool 780440, 8.50%, 11/15/17	23	23

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      81

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Pool 306066, 8.50%, 7/15/21	$2,173	$2,454
Pool 307983, 8.50%, 7/15/21	10,656	10,981
Pool 1061, 9.00%, 4/20/23	10,331	10,722
Pool 346572, 7.00%, 5/15/23	5,505	5,869
Pool 1886, 9.00%, 10/20/24	20	20
Pool 484269, 7.00%, 9/15/28	22,584	23,967
Pool 592505, 6.00%, 4/15/33	138,395	148,691
Pool 581522, 6.00%, 5/15/33	131,048	139,830

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$342,557

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,914,305)		$4,145,170
MUNICIPAL BOND – 0.1%
DEVELOPMENT – 0.1%
City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	90,000	98,697

TOTAL MUNICIPAL BOND (COST $93,703)		$98,697
U.S. TREASURY – 13.2%
U.S. TREASURY NOTES – 13.2%
1.00%, 5/15/18	705,000	705,375
1.00%, 3/15/19	7,305,000	7,265,619
1.13%, 8/31/21	3,495,000	3,382,879
1.38%, 6/30/18	735,000	738,956

TOTAL U.S. TREASURY NOTES		$12,092,829

TOTAL U.S. TREASURY (COST $12,255,518)		$12,092,829
	Number of Shares
MONEY MARKET FUND – 0.0%**
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	13,393	$13,393

TOTAL MONEY MARKET FUND (COST $13,393)		$13,393

TOTAL INVESTMENTS IN SECURITIES – 102.8% (COST $94,062,159)		$94,097,165
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%
REPURCHASE AGREEMENTS – 1.3%
Citigroup Global Markets, Inc., 0.56%, dated 1/31/2017, due 2/01/17, repurchase price $220,577, collateralized by U.S. Government & Treasury Securities 0.88% to 11.50%, maturing 2/01/17 to 6/01/52; total market value of $224,986.	$220,574	$220,574

Description	Par Value	Value
Daiwa Capital Markets America, 0.58%, dated 1/31/2017, due 2/01/17, repurchase price $220,578, collateralized by U.S. Government & Treasury Securities 0.00% to 8.88%, maturing 2/16/17 to 9/09/49; total market value of $224,985.	$220,574	$220,574
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.54%, dated 1/31/2017, due 2/01/17, repurchase price $58,030, collateralized by U.S. Treasury Securities 0.00% to 1.25%, maturing 11/15/24 to 9/09/49; total market value of $59,190.	58,029	58,029
Nomura Securities International, Inc., 0.55%, dated 1/31/2017, due 2/01/17, repurchase price $220,577, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 2/10/17 to 12/20/66; total market value of $224,985.	220,574	220,574
RBC Dominion Securities, Inc., 0.56%, dated 1/31/2017, due 2/01/17, repurchase price $220,577, collateralized by U.S. Government Securities 3.00% to 7.00%, maturing 3/01/37 to 1/01/47; total market value of $224,985.	220,574	220,574
TD Securities (USA) LLC, 0.56%, dated 1/31/2017, due 2/01/17, repurchase price $220,577, collateralized by U.S. Government Securities 2.50% to 4.50%, maturing 9/01/27 to 8/01/46; total market value of $224,986.	220,574	220,574

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,160,899)		$1,160,899

TOTAL INVESTMENTS – 104.1% (COST $95,223,058)		$95,258,064
COLLATERAL FOR SECURITIES ON LOAN – (1.3%)		(1,160,899)
OTHER LIABILITIES LESS ASSETS – (2.8%)		(2,581,640)

TOTAL NET ASSETS – 100.0%		$91,515,525

January 31, 2017 (unaudited)

82     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $95,225,153. The net unrealized appreciation/(depreciation) of investments was $32,911. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $507,794 and net unrealized depreciation from investments for those securities having an excess of cost over value of $474,883.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$49	$—	$49
Collateralized Mortgage Obligations	—	5,472,986	—	5,472,986
Commercial Paper	—	6,449,719	—	6,449,719
Corporate Bonds	—	64,326,446	—	64,326,446
Government Agencies	—	1,497,876	—	1,497,876
Mortgage-Backed Securities	—	4,145,170	—	4,145,170
Municipal Bond	—	98,697	—	98,697
U.S. Treasury	—	12,092,829	—	12,092,829
Money Market Fund	13,393	—	—	13,393
Repurchase Agreements	—	1,160,899	—	1,160,899

Total	$13,393	$95,244,671	$—	$95,258,064

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2017, these liquid restricted securities amounted to $4,016,028 representing 4.4% of total net assets.
**	Represents less than 0.05%.
◆	The Rate shown reflects the effective yield at purchase rate.

The following acronyms are used throughout this Fund:	GNMA – Government National Mortgage Association
BKNT – Bank Note	LLC – Limited Liability Corporation
CMBS – Commercial Mortgage-Backed Securities	MTN – Medium Term Note
FHLMC – Federal Home Loan Mortgage Corporation	NA – National Association
FNMA – Federal National Mortgage Association	PLC – Public Limited Company
FRN – Floating Rate Note

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.6%
ALABAMA – 0.5%
HIGHER EDUCATION – 0.5%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,371,204

TOTAL ALABAMA		$1,371,204
ARIZONA – 1.6%
MEDICAL – 0.8%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds (Banner Health Obligation Group), 5.00%, 1/01/31	2,000,000	2,322,240
SCHOOL DISTRICT – 0.8%
Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	2,000,000	2,293,420

TOTAL ARIZONA		$4,615,660
CALIFORNIA – 7.4%
GENERAL OBLIGATIONS – 1.7%
Grossmont Healthcare District, CA, GO Unlimited, (Series C), (Health, Hospital & Nursing Home Improvements), 5.00%, 7/15/23	2,000,000	2,349,800
State of California, CA, GO Unlimited, 5.00%, 9/01/31	2,200,000	2,568,038

TOTAL GENERAL OBLIGATIONS		$4,917,838
LEASE – 1.7%
Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	4,890,734
TRANSPORTATION – 2.0%
Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	5,719,500
WATER & SEWER – 2.0%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,722,450

TOTAL CALIFORNIA		$21,250,522
COLORADO – 0.8%
AIRPORT – 0.8%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,286,100
TOTAL COLORADO		$2,286,100

Description	Par Value	Value
DISTRICT OF COLUMBIA – 1.6%
HIGHER EDUCATION – 1.6%
District of Columbia, DC, Advance Refunding, Revenue Bonds, (Georgetown University), 5.00%, 4/01/31	$3,980,000	$4,601,119

TOTAL DISTRICT OF COLUMBIA		$4,601,119
FLORIDA – 2.5%
LEASE – 1.9%
Broward County School Board, FL, Certificate Participation Refunding Bonds, (Series A), 5.00%, 7/01/21	3,000,000	3,393,510
St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,218,860

TOTAL LEASE		$5,612,370
TRANSPORTATION – 0.6%
FL Turnpike Authority-A-Ref 5, FL, Revenue Bonds, Highway Revenue Tolls, 5.00%, 7/01/20	1,500,000	1,681,665

TOTAL FLORIDA		$7,294,035
GEORGIA – 2.6%
HIGHER EDUCATION – 0.4%
Athens-Clarke County Unified Government Development Authority, GA, Revenue Bonds, (Series A), (UGAAP), 5.00%, 9/01/23	1,000,000	1,170,930
LEASE – 1.8%
Gwinnett County Development Authority, GO, Certificate Participation Refunding Bonds, (NATL-RE), 5.25%, 1/01/22	4,370,000	5,058,450
MEDICAL – 0.4%
Clarke County Hospital Authority, GA, Revenue Bonds, 5.00%, 7/01/30	1,000,000	1,147,080

TOTAL GEORGIA		$7,376,460
ILLINOIS – 12.9%
DEDICATED TAX – 2.0%
State of Illinois, IL, Revenue Bond, (Sales Tax Revenue), (NATL-RE), 6.00%, 6/15/27	2,000,000	2,536,940
State of Illinois, IL, Revenue Bonds, Public Improvements, (NATL-RE), 6.00%, 6/15/26	2,500,000	3,123,250

TOTAL DEDICATED TAX		$5,660,190

January 31, 2017 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL OBLIGATIONS – 7.4%
Chicago Park District, IL, (Ad Valorem Property Tax)
5.00%, 1/01/26	$1,250,000	$1,383,675
5.00%, 1/01/27	3,455,000	3,804,266
Metropolitan Water Reclamation District of Greater Chicago, GO Unlimited, (Series A), 5.00%, 12/01/28	6,000,000	7,056,960
Metropolitan Water Reclamation District of Greater Chicago IL, GO (Series B), 5.00%, 12/01/31	1,075,000	1,236,121
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	6,790,000	7,815,833

TOTAL GENERAL OBLIGATIONS		$21,296,855
MEDICAL – 0.4%
Illinois State Finance Authority, IL, Refunding Revenue Bonds, (Series A), (Rush University Medical Center), 5.00%, 11/15/29	1,000,000	1,119,860
SCHOOL DISTRICT – 1.1%
Du Page & Will Counties, IL, Community School District No 204 Indian Prairie, GO Unlimited, Advance Refunding, (Series A), 5.00%, 12/30/19	2,785,000	3,062,163
TRANSPORTATION – 2.0%
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	5,834,250

TOTAL ILLINOIS		$36,973,318
INDIANA – 0.7%
MEDICAL – 0.7%
Indiana Finance Authority, IN, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,124,480

TOTAL INDIANA		$2,124,480
MARYLAND – 3.1%
GENERAL OBLIGATIONS – 2.3%
Baltimore County, MD, GO Unlimited, Refunding Notes, (Public Improvements), 5.00%, 2/01/28	1,000,000	1,140,790
Cecil County, MD, GO Unlimited, Refunding Bonds, (County Commissioners-Consolidated Public Improvements), 5.00%, 11/01/23	2,590,000	3,030,145
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,295,280

TOTAL GENERAL OBLIGATIONS		$6,466,215

Description	Par Value	Value
MEDICAL – 0.8%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems)
5.00%, 7/01/22	$1,000,000	$1,161,650
5.00%, 7/01/26	1,100,000	1,241,471

TOTAL MEDICAL		$2,403,121

TOTAL MARYLAND		$8,869,336
MASSACHUSETTS – 1.7%
GENERAL OBLIGATION – 1.7%
Commonwealth of Massachusetts, MA, Advance Refunding, GO Limited, (Series A), 5.00%, 7/01/23	4,000,000	4,740,480

TOTAL MASSACHUSETTS		$4,740,480
MICHIGAN – 10.4%
DEDICATED TAX – 2.8%
Michigan Finance Authority, MI, Revenue Bond, (Income Tax Revenue), 4.00%, 10/01/24	2,000,000	2,071,420
Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	5,976,286

TOTAL DEDICATED TAX		$8,047,706
LEASE – 1.6%
Michigan State Building Authority, Revenue Bonds, (Series I), 5.00%, 10/15/30	4,000,000	4,608,800
SCHOOL DISTRICT – 4.0%
Chippewa Valley Schools, GO Unlimited, Current Refunding, (Series B), (Q-SBLF), 5.00%, 5/01/22	3,000,000	3,441,570
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF)
5.00%, 5/01/22	1,195,000	1,370,892
5.00%, 5/01/24	2,810,000	3,281,911
Huron Valley School District, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/20	1,000,000	1,107,130
Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,313,725

TOTAL SCHOOL DISTRICT		$11,515,228
UTILITIES – 1.2%
Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,357,060
WATER – 0.8%
Great Lakes Water Authority Water Supply System, MI, Revenue Bonds, 5.00%, 7/01/23	2,000,000	2,295,360

TOTAL MICHIGAN		$29,824,154
MISSOURI – 2.1%

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      85

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
MEDICAL – 2.1%
Health & Educational Facilities Authority, MI, Current Refunding, Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	$5,425,000	$6,121,516

TOTAL MISSOURI		$6,121,516
NEBRASKA – 2.4%
ELECTRIC – 2.4%
Lincoln Nebraska Electric System, NE, Revenue Bond, 5.00%, 9/01/20	6,000,000	6,751,380

TOTAL NEBRASKA		$6,751,380
NEVADA – 1.8%
DEDICATED TAX – 1.8%
County of Clark, NV, Refunding Revenue Bonds, (Fuel Tax and Subordinated Motor), 5.00%, 7/01/30	4,505,000	5,181,561

TOTAL NEVADA		$5,181,561
NEW JERSEY – 3.2%
GENERAL OBLIGATIONS – 0.7%
County of Essex, NJ, GO Unlimited, (Series A), ( Public Improvements), 5.00%, 8/01/19	1,870,000	2,043,031
HIGHER EDUCATION – 1.2%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,166,640
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,278,000

TOTAL HIGHER EDUCATION		$3,444,640
SCHOOL DISTRICT – 0.6%
Egg Harbor Township NJ School District, GO Unlimited, Refunding School Bond, 5.00%, 9/15/23	1,520,000	1,762,729
TRANSPORTATION – 0.7%
New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	1,903,709

TOTAL NEW JERSEY		$9,154,109
NEW YORK – 10.9%
AIRPORT – 2.8%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (175th Series), (Port, Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,360,320
Port Authority of New York & New Jersey, NY, Current Refunding, Revenue Bonds, (194th Series), (Port, Airport & Marina Improvements), 5.00%, 10/15/31	5,000,000	5,827,600

TOTAL AIRPORT		$8,187,920

Description	Par Value	Value
DEDICATED TAX – 3.7%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 11/15/22	$3,000,000	$3,515,550
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,276,814
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,741,770

TOTAL DEDICATED TAX		$10,534,134
GENERAL OBLIGATIONS – 1.0%
County of Nassau NY, GO Limited, (Series B), 5.00%, 10/01/28	2,400,000	2,836,536
TRANSPORTATION – 3.4%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), (Transit Improvements), 5.00%, 11/15/29	3,000,000	3,444,570
New York State Thruway Authority, NY, Refunding Revenue Bonds, 5.00%, 1/01/30	5,500,000	6,294,915

TOTAL TRANSPORTATION		$9,739,485

TOTAL NEW YORK		$31,298,075
OHIO – 2.8%
GENERAL OBLIGATIONS – 0.8%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,207,156
SCHOOL DISTRICT – 2.0%
Columbus City School District, OH, GO Unlimited (School Facilities Construction & Improvement), 5.00%, 12/01/31	4,875,000	5,715,401

TOTAL OHIO		$7,922,557
PENNSYLVANIA – 7.2%
GENERAL OBLIGATION – 0.4%
Commonwealth of Pennsylvania, PA, Advance Refunding, GO Unlimited, 5.00%, 1/15/28	1,000,000	1,168,920
HIGHER EDUCATION – 1.7%
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,647,742
Pennsylvania State University, PA, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,202,248

TOTAL HIGHER EDUCATION		$4,849,990
MEDICAL – 0.6%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,851,688

January 31, 2017 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
PRE-REFUNDED/ESCROW – 2.9%
Bucks County Industrial Development Authority, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	$4,775,000	$5,719,925
Pennsylvania Convention Center Authority, PA, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,586,219

TOTAL PRE-REFUNDED/ESCROW		$8,306,144
SCHOOL DISTRICT – 1.6%
Hempfield Area School District, Westmoreland County, PA, Current Refunding, GO Unlimited, (Series B), (BAM), (State Aid Withholding), 5.00%, 3/15/21	2,240,000	2,509,270
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	1,963,594

TOTAL SCHOOL DISTRICT		$4,472,864

TOTAL PENNSYLVANIA		$20,649,606
TEXAS – 13.1%
AIRPORT – 1.0%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	2,869,175
GENERAL OBLIGATIONS – 4.1%
County of Harris, TX, Refunding Notes, (Ad Valorem Property Tax), 5.00%, 10/01/20	3,315,000	3,736,204
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	3,921,531
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/24	3,500,000	4,183,550

TOTAL GENERAL OBLIGATIONS		$11,841,285
HIGHER EDUCATION – 2.2%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,398,236
Permanent University Fund, Refunding Revenue Bonds, (Series B), 5.25%, 7/01/28	2,405,000	2,982,657

TOTAL HIGHER EDUCATION		$6,380,893
MEDICAL – 2.5%
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,036,337
SCHOOL DISTRICT – 0.5%
Point Isabel Independent School District, TX, Current Refunding, (Ad Valorem Property Tax), (PSF-GTD), 5.00%, 2/01/22	1,375,000	1,512,074

Description	Par Value	Value
UTILITIES – 1.3%
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)
5.00%, 5/15/21	$1,250,000	$1,422,425
5.00%, 5/15/23	2,000,000	2,346,680

TOTAL UTILITIES		$3,769,105
WATER & SEWER – 1.5%
City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,250,665

TOTAL TEXAS		$37,659,534
UTAH – 0.9%
MEDICAL – 0.9%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,165,000	1,308,924
5.00%, 5/15/26	1,200,000	1,347,168

TOTAL MEDICAL		$2,656,092

TOTAL UTAH		$2,656,092
VIRGINIA – 1.5%
LEASE – 1.5%
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,385,040

TOTAL VIRGINIA		$4,385,040
WASHINGTON – 5.9%
DEDICATED TAX – 0.9%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (NATL-RE), 5.25%, 2/01/21	2,300,000	2,549,895
GENERAL OBLIGATIONS – 1.8%
State of Washington, WA, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	4,500,000	5,312,115
HIGHER EDUCATION – 0.6%
Washington Economic Development Finance Authority, Refunding Revenue Bonds, 5.00%, 6/01/20	1,485,000	1,652,909
POWER – 0.4%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	1,000,000	1,175,930

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      87

Wilmington Municipal Bond Fund (concluded)

Description	Par Value	Value
WATER – 2.2%
City of Seattle WA Water System Revenue, Advance Refunding Revenue Bonds, 5.00%, 5/01/21	$5,500,000	$6,272,585

TOTAL WASHINGTON		$16,963,434

TOTAL MUNICIPAL BONDS (COST $277,382,188)		$280,069,772
	Number of Shares
MONEY MARKET FUND – 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	4,576,386	$4,576,386

TOTAL MONEY MARKET FUND (COST $4,576,386)		$4,576,386

Description	Value
TOTAL INVESTMENTS – 99.2% (COST $281,958,574)	$284,646,158
OTHER ASSETS LESS LIABILITIES – 0.8%	2,377,082

TOTAL NET ASSETS – 100.0%	$287,023,240

Cost of investments for Federal income tax purposes is $281,958,574. The net unrealized appreciation/(depreciation) of investments was $2,687,584. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,738,403 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,050,819.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$280,069,772	$—	$280,069,772
Money Market Fund	4,576,386	—	—	4,576,386

Total	$4,576,386	$280,069,772	$—	$284,646,158

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

BAM - Build America Mutual Assurance Company

ETM - Escrowed to Maturity

FGIC - Financial Guarantee Insurance Company

GO - General Obligation

IDA - Industrial Development Authority/Agency

OBG - Obligation

PSF-GTD - Permanant School Fund - Guaranteed

Q-SBLF - Qualified School Bond Loan Fund

UGAAP - University of Georgia Athletic Association Project

UPMC - University of Pittsburgh Medical Center

NATL-RE - National Public Finance Guaranty Corporation

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.8%
NEW YORK – 96.8%
AIRPORT – 5.6%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, Port, Airport & Marina Improvements, (175th Series), 5.00%, 12/01/23	$3,000,000	$3,540,480
Port Authority of New York & New Jersey, NY, Revenue Bonds, Airport & Marina Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,172,260

TOTAL AIRPORT		$4,712,740
DEDICATED TAX – 9.9%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	1,000,000	1,161,640
New York City, NY, Transitional Finance Authority, Revenue Bonds, Public Improvements, (Sub-Series E-1), 5.00%, 2/01/31	1,260,000	1,447,715
New York Local Government Assistance Corp., NY, Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,342,720
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,344,880

TOTAL DEDICATED TAX		$8,296,955
GENERAL OBLIGATIONS – 19.1%
County of Albany, NY, GO, Refunding Bonds, AD Valorem Property Tax, 5.00%, 9/15/20	2,595,000	2,926,407
County of Saratoga NY, GO, Economic Defeasance, Refunding Bonds, AD Valorem Property Tax, 5.00%, 7/15/31	1,150,000	1,416,628
Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series B), 5.00%, 10/01/29	2,875,000	3,374,042
Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series C), (BAM-TCRS), 5.00%, 4/01/26	1,000,000	1,191,690
New York State, NY, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,437,442
New York State, NY, GO Unlimited, Highway Improvements, (Series E), 5.00%, 12/15/30	1,555,000	1,771,580
Town of Cheektowaga NY, GO, Refunding Notes, AD Valorem Property Tax, 5.00%, 7/01/28	1,000,000	1,210,460

Description	Par Value	Value
Town of Southold NY, GO, Economic Defeasance, Refunding Bonds, 3.00%, 2/15/21	$485,000	$514,828
Town of West Seneca, NY, AD Valorem Property Tax, GO, Public Improvements, 5.00%, 7/15/21	1,040,000	1,192,620

TOTAL GENERAL OBLIGATIONS		$16,035,697
HIGHER EDUCATION – 6.8%
New York State Dormitory Authority, NY, Barnard College, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/21	1,000,000	1,135,720
New York State Dormitory Authority, NY, Current Refunding, University College Improvements, (Series A), 5.00%, 7/01/20	1,470,000	1,646,459
New York State Dormitory Authority, NY, New York University, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/20	1,100,000	1,234,783
New York State Dormitory Authority, NY, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,664,130

TOTAL HIGHER EDUCATION		$5,681,092
LEASE – 10.3%
Erie County, NY, IDA, Refunding Revenue Bonds, School Improvements, (State Aid Withholding), 5.00%, 5/01/29	2,000,000	2,365,620
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,402,060
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,670,000	2,847,608

TOTAL LEASE		$8,615,288
MEDICAL – 7.7%
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	4,650,000	5,339,176
New York State Dormitory Authority, NY, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,112,757

TOTAL MEDICAL		$6,451,933

January 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS      89

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
POWER – 3.6%
New York Power Authority (The), NY, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	$2,575,000	$3,025,264
PRE-REFUNDED/ESCROW – 4.7%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC – ITC GO of Authority), 6.13%, 1/01/21	3,500,000	3,917,515
SCHOOL DISTRICT – 7.7%
Bay Shore Union Free School District, NY, Current Refunding, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 1/15/22	2,710,000	3,135,416
Commack Union Free School District, NY, Refunding Bonds, (GO, State Aid Withholding), 4.00%, 11/15/21	1,000,000	1,107,770
Corning City School District, NY, GO, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 6/15/21	1,000,000	1,144,240
Union Free School District of The Tarrytowns, NY, Refunding Bonds, Economic Defeasance, (Series A), (State Aid Withholding), 5.00%, 1/15/19	1,000,000	1,076,330

TOTAL SCHOOL DISTRICT		$6,463,756
TRANSPORTATION – 10.2%
Metropolitan Transportation Authority, NY, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,330,000	2,675,283
Metropolitan Transportation Authority, NY, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,287,880
Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Highway Improvements, (Series A), 5.00%, 11/15/24	2,985,000	3,578,418

TOTAL TRANSPORTATION		$8,541,581

Description	Par Value	Value
WATER & SEWER – 11.2%
Buffalo, NY, Municipal Water Finance Authority, Current Refunding, Municipal Water Finance, 5.00%, 7/01/29	$1,170,000	$1,338,223
New York City Water & Sewer System, NY, Current Refunding, Municipal Water Finance, 5.00%, 6/15/28	3,150,000	3,768,471
New York City Water & Sewer System, NY, Refunding Revenue Bonds, (Series EE), 5.00%, 6/15/28	3,595,000	4,237,031

TOTAL WATER & SEWER		$9,343,725

TOTAL NEW YORK		$81,085,546

TOTAL MUNICIPAL BONDS (COST $80,201,749)		$81,085,546

	Number of Shares
MONEY MARKET FUND – 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%^	2,053,630	$2,053,630

TOTAL MONEY MARKET FUND (COST $2,053,630)		$2,053,630

TOTAL INVESTMENTS – 99.2% (COST $82,255,379)		$83,139,176
OTHER ASSETS LESS LIABILITIES – 0.8%		639,739

TOTAL NET ASSETS – 100.0%		$83,778,915

Cost of investments for Federal income tax purposes is $82,255,379. The net unrealized appreciation/(depreciation) of investments was $883,797. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,756,130 and net unrealized depreciation from investments for those securities having an excess of cost over value of $872,333.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$81,085,546	$—	$81,085,546
Money Market Fund	2,053,630	—	—	2,053,630

Total	$2,053,630	$81,085,546	$—	$83,139,176

^	7-Day net yield.

January 31, 2017 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

The following acronyms are used throughout this Fund:

BAM-TCRS – Build America Mutual-Tax Credit Reporting Service

CAPMAC – Capital Markets Assurance Corporation

GO – General Obligation

IDA – Industrial Development Authority/Agency

ITC – Insured Trust Certificate

NATL-RE – National Public Finance Guarantee Corporation

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 59.4%
FEDERAL FARM CREDIT BANK (FFCB) – 6.0%
0.72%, 2/15/17Δ	$100,000,000	$100,000,000
0.53%, 2/21/17‡	30,000,000	29,991,333
0.77%, 3/02/17Δ	40,000,000	40,003,099
0.74%, 10/25/17Δ	98,500,000	98,500,000
0.76%, 11/15/17Δ	75,000,000	75,000,000
0.69%, 12/12/17Δ	75,000,000	74,996,753
0.84%, 9/24/18Δ	29,700,000	29,680,830

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$448,172,015
FEDERAL HOME LOAN BANK (FHLB) – 40.2%
0.52%, 2/01/17‡	228,245,000	228,245,000
0.54%, 2/02/17‡	100,000,000	99,998,528
0.55%, 2/03/17‡	93,000,000	92,997,236
0.48%, 2/07/17‡	80,500,000	80,493,694
0.53%, 2/16/17‡	64,342,000	64,328,059
0.52%, 2/17/17‡	176,200,000	176,160,400
0.53%, 2/22/17‡	372,245,000	372,132,695
0.53%, 2/23/17‡	110,000,000	109,965,258
0.56%, 2/24/17‡	49,300,000	49,282,677
0.54%, 3/01/17‡	200,000,000	199,917,556
0.54%, 3/03/17‡	48,562,000	48,540,673
0.58%, 3/08/17‡	91,900,000	91,849,072
0.54%, 4/12/17‡	74,500,000	74,423,224
0.55%, 4/19/17‡	50,000,000	49,942,250
0.56%, 4/21/17‡	50,000,000	49,940,092
0.56%, 4/26/17‡	75,000,000	74,903,750
0.67%, 4/26/17Δ	100,000,000	100,000,000
0.56%, 4/28/17‡	135,000,000	134,822,948
0.59%, 7/17/17Δ	100,000,000	99,999,732
0.46%, 8/01/17Δ	150,000,000	149,979,421
0.49%, 8/10/17Δ	150,000,000	149,993,989
0.51%, 8/10/17Δ	50,000,000	50,000,000
0.62%, 8/16/17Δ	100,000,000	100,000,000
0.85%, 12/15/17Δ	100,000,000	100,000,000
0.65%, 1/25/18Δ	250,000,000	250,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,997,916,254
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 7.7%
0.52%, 2/02/17‡	32,789,000	32,788,535

Description	Par Value	Value
0.51%, 2/07/17‡	$29,967,000	$29,964,503
0.52%, 2/08/17‡	31,250,000	31,246,901
0.52%, 2/15/17‡	50,000,000	49,990,083
0.52%, 2/27/17‡	125,000,000	124,953,958
0.56%, 3/27/17‡	39,540,000	39,507,380
0.56%, 4/17/17Δ	100,000,000	100,000,000
0.78%, 4/20/17Δ	70,000,000	70,024,070
0.56%, 5/18/17‡	50,000,000	49,919,028
0.64%, 10/12/17Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$578,394,458
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.5%
0.42%, 2/01/17‡	100,000,000	100,000,000
0.52%, 2/08/17‡	25,000,000	24,997,521
0.51%, 2/15/17‡	25,000,000	24,995,139
0.56%, 3/15/17‡	60,000,000	59,961,640
0.52%, 4/17/17‡	200,000,000	199,787,500

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$409,741,800

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $4,434,224,527)		$4,434,224,527
U.S. TREASURY OBLIGATIONS – 31.2%
U.S. TREASURY BILLS – 22.8%
0.41%, 2/02/17‡	50,000,000	49,999,443
0.44%, 2/09/17‡	100,000,000	99,990,444
0.49%, 2/16/17‡	125,000,000	124,975,177
0.55%, 4/13/17‡	275,000,000	274,708,604
0.54%, 4/20/17‡	350,000,000	349,598,083
0.52%, 5/04/17‡	50,000,000	49,934,910
0.64%, 5/18/17‡	150,000,000	149,723,958
0.61%, 6/01/17‡	100,000,000	99,801,667
0.66%, 6/15/17‡	100,000,000	99,760,847
0.64%, 7/06/17‡	175,000,000	174,528,326
0.62%, 7/20/17‡	150,000,000	149,573,275
0.61%, 7/27/17‡	85,000,000	84,750,667

TOTAL U.S. TREASURY BILLS		$1,707,345,401
U.S. TREASURY NOTES – 8.4%
0.63%, 2/15/17	275,000,000	275,025,065
0.88%, 2/28/17	100,000,000	100,035,175
3.25%, 3/31/17	175,000,000	175,743,408

January 31, 2017 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value
0.88%, 5/15/17	$75,000,000	$75,058,170

TOTAL U.S. TREASURY NOTES		$625,861,818

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,333,207,219)		$2,333,207,219
MONEY MARKET FUND – 0.1%
Blackrock Liquidity Funds TempFund Institutional Shares, 0.48%	10,300,000	10,300,000

TOTAL MONEY MARKET FUND (COST $10,300,000)		$10,300,000
REPURCHASE AGREEMENTS – 9.9%
Credit Suisse First Boston LLC, 0.53%, dated 1/31/17, due 2/01/17, repurchase price $166,002,444, collateralized by U.S. Treasury Security 0.59%, maturing 1/31/18; total market value of $169,322,054.	166,000,000	166,000,000
Deutsche Bank Securities, Inc., 0.53%, dated 1/31/17, due 2/01/17, repurchase price $70,001,031, collateralized by U.S. Treasury Security 1.13%, maturing 1/31/19; total market value of $71,400,073.	70,000,000	70,000,000
Mizuho Securities USA, Inc., 0.55%, dated 1/31/17, due 2/01/17, repurchase price $150,002,292, collateralized by U.S. Treasury Securities 0.88% to 2.00%, maturing 2/28/17 to 12/31/21; total market value of $153,000,082.	150,000,000	150,000,000

Description	Par Value	Value
RBC Capital Markets LLC, 0.53%, dated 1/31/17, due 2/01/17, repurchase price $75,001,104, collateralized by U.S. Government Securities 1.66% to 5.56%, maturing 7/01/18 to 12/01/46; total market value of $76,500,000.	$75,000,000	$75,000,000
TD Securities, Inc., 0.54%, dated 1/31/17, due 2/01/17, repurchase price $275,004,125, collateralized by U.S. Government Securities 3.00% to 5.50%, maturing 12/01/26 to 2/01/47; total market value of $283,250,001.	275,000,000	275,000,000

TOTAL REPURCHASE AGREEMENTS (COST $736,000,000)		$736,000,000

TOTAL INVESTMENTS – 100.6% (COST $7,513,731,746)		$7,513,731,746
OTHER LIABILITIES LESS ASSETS – (0.6%)		(48,167,488)

TOTAL NET ASSETS – 100.0%		$7,465,564,258

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$4,434,224,527	$—	$4,434,224,527
U.S. Treasury Obligations	—	2,333,207,219	—	2,333,207,219
Money Market Fund	10,300,000	—	—	10,300,000
Repurchase Agreements	—	736,000,000	—	736,000,000

Total	$10,300,000	$7,503,431,746	$—	$7,513,731,746

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 92.0%
U.S. TREASURY BILLS – 62.8%
0.50%, 2/02/17‡	$100,000,000	$99,998,626
0.44%, 2/09/17‡	50,000,000	49,995,222
0.50%, 2/16/17‡	75,000,000	74,984,573
0.48%, 3/02/17‡	50,000,000	49,980,848
0.52%, 4/13/17‡	75,000,000	74,924,562
0.54%, 4/20/17‡	50,000,000	49,942,583
0.52%, 5/04/17‡	39,350,000	39,298,774
0.64%, 5/18/17‡	50,000,000	49,907,986
0.64%, 7/06/17‡	25,000,000	24,932,618
0.62%, 7/20/17‡	25,000,000	24,928,997
0.61%, 7/27/17‡	13,295,000	13,256,001

TOTAL U.S. TREASURY BILLS		$552,150,790
U.S. TREASURY NOTES – 29.2%
0.63%, 2/15/17	20,000,000	20,001,823
0.50%, 2/28/17	41,000,000	40,999,439
0.88%, 2/28/17	45,000,000	45,015,829
3.25%, 3/31/17	25,000,000	25,106,201
0.88%, 5/15/17	25,000,000	25,019,390
0.67%, 10/31/17Δ	50,000,000	50,034,653
0.78%, 1/31/18Δ	25,000,000	25,066,012
0.69%, 4/30/18Δ	25,000,000	25,037,250

TOTAL U.S. TREASURY NOTES		$256,280,597

TOTAL U.S. TREASURY OBLIGATIONS (COST $808,431,387)		$808,431,387

Description	Par Value	Value
REPURCHASE AGREEMENTS – 15.3%
Credit Suisse First Boston LLC, 0.53%, dated 1/31/17, due 2/01/17, repurchase price $44,000,648, collateralized by U.S. Treasury Security 1.50%, maturing 2/28/19; total market value of $44,884,766.	$44,000,000	$44,000,000
Deutsche Bank Securities, Inc., 0.53%, dated 1/31/17, due 2/01/17, repurchase price $40,000,589, collateralized by U.S. Treasury Securities 0.75% to 1.13% , maturing 3/31/18 to 1/15/19; total market value of $40,800,055.	40,000,000	40,000,000
RBC Capital Markets LLC, 0.52%, dated 1/31/17, due 2/01/17, repurchase price $50,000,722, collateralized by U.S. Treasury Securities 1.50% to 1.88%, maturing 2/28/19 to 6/30/20; total market value of $51,000,066.	50,000,000	50,000,000

TOTAL REPURCHASE AGREEMENTS (COST $134,000,000)		$134,000,000

TOTAL INVESTMENTS – 107.3% (COST $942,431,387)		$942,431,387
OTHER LIABILITIES LESS ASSETS – (7.3%)		(63,769,330)

TOTAL NET ASSETS – 100.0%		$878,662,057

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$808,431,387	$—	$808,431,387
Repurchase Agreements	—	134,000,000	—	134,000,000

Total	$—	$942,431,387	$—	$942,431,387

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

January 31, 2017 (unaudited)

94     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

The following acronym is used throughout this Fund:

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

January 31, 2017 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS      95

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios, (individually referred to as a “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”)

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of January 31, 2017, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period except for the Multi-Manager International Fund. An Australian Security, Arrium Ltd., was transferred from Level 1 to Level 2 at a valuation of $8,913. Additionally, a Bulgarian Security, Petrol AD, was transferred from Level 1 to Level 2 at a valuation of $2,020. They were both transferred due to the application of fair value procedures. This does not include transfers between Level 1 and Level 2 due to the International Fund, Alternatives Fund and the Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1

January 31, 2017 (unaudited)

96     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreements. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.)

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

January 31, 2017 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      97

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The portfolio used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations, when present.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

January 31, 2017 (unaudited)

98     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Alternatives Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

January 31, 2017 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      99

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

At January 31, 2017, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Strategy Fund	$10,364,512	$10,657,310
Multi-Manager International Fund	15,879,417	16,702,579
Multi-Manager Real Asset Fund	2,772,426	2,835,095
Strategic Allocation Moderate Fund	1,919,577	1,962,305
Broad Market Bond Fund	3,976,018	4,063,833
Intermediate-Term Bond Fund	6,441,463	6,578,049
Short-Term Bond Fund	1,133,028	1,160,899

3. Other Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by the “Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended January 31, 2017 are as follows:

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value at 1/31/2017	Dividend Income(a)	Realized Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$261,738	$3,381	$—
Strategic Allocation Conservative Fund:
Wilmington Large-Cap Strategy Fund	128,434	1,460	46,085	83,809	1,574,770	25,807	165,583
Wilmington Multi-Manager International Fund	156,172	39,853	—	196,025	1,419,220	16,897	—
Wilmington Intermediate-Term Bond Fund	1,048,923	13,022	28,776	1,033,169	10,156,054	130,286	12,819
Wilmington Broad Market Bond Fund	699,293	10,119	25,510	683,902	6,538,101	111,579	(216)

TOTAL		64,454	100,371		$19,688,145	$284,569	$178,186
Strategic Allocation Moderate Fund:
Wilmington Large-Cap Strategy Fund	332,487	3,944	119,088	217,343	4,083,877	69,765	5,703
Wilmington Multi-Manager International Fund	781,155	67,039	64,740	783,454	5,672,205	78,569	(51,398)

TOTAL		70,983	183,828		$9,756,082	$148,334	$(45,695)
Strategic Allocation Aggressive Fund:

January 31, 2017 (unaudited)

100    NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (concluded)

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value at 1/31/2017	Dividend Income(a)	Realized Gain/(Loss)(b)
Wilmington Large-Cap Strategy Fund	320,626	3,168	184,298	139,496	2,621,131	55,785	(9,251)
Wilmington Multi-Manager International Fund	993,879	13,733	120,651	886,961	6,421,599	95,728	198,966

TOTAL		16,901	304,949		$9,042,730	$151,513	$189,715

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.
(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) on sales of the affiliated fund.

4. CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Multi-Manager Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in a Fund’s financial statements through this date, except as follows:

At a meeting of the Trustees of the Trust on March 15, 2016, WFMC and WTIA recommended and the Trustees approved that each of the Prime Money Market Fund and the Tax-Exempt Money Market Fund (also referred to as “Target Funds”), each a series of the Trust, should be merged into the U.S. Government Money Market Fund (“Acquiring Fund”). The closing for the Prime Money Market Fund merger occurred on August 15, 2016. The closing for the Tax Exempt Money Market Fund merger occurred on August 22, 2016, following shareholder approval. Each Target Fund continued to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) up to and including the day of its merger.

Effective February 1, 2017 the Wilmington Multi-Manager Alternatives Fund name will be changed to “Wilmington Global Alpha Equities Fund”.

On March 7, 2017, the Board of Trustees of the Trust approved the liquidation of the Wilmington Strategic Allocation Aggressive Fund and the Wilmington Strategic Allocation Conservative Fund. The liquidation is expected to occur on April 27, 2017. On the liquidation date, each Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate share of the net assets of each Fund, in complete redemption and cancellation of each Fund’s shares held by each remaining shareholder, and each Fund will then dissolve.

Certain Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

January 31, 2017 (unaudited)

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 3/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 3/24/2017

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 3/24/2017

*	Print the name and title of each signing officer under his or her signature.